                                                                    OMB APPROVAL
                                                           OMB Number: 3235-0578
                                  UNITED STATES            Expires: May 31, 2007
                       SECURITIES AND EXCHANGE COMMISSION      Estimated average
                              WASHINGTON, DC 20549             burden  hours per
                                    FORM N-Q                     response: 21.09

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06161
Registrant Name: Allianz Funds

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 6/30/07
Date of Reporting Period: 9/30/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
Table of Contents

Allianz Funds:
AMM Asset Allocation Fund
CCM Capital Appreciation Fund
CCM Emerging Companies Fund
CCM Focused Growth Fund
CCM Mid Cap Fund
NACM Emerging Markets Opportunities Fund
NACM Flex Cap Value Fund
NACM Global Fund
NACM Growth Fund
NACM International Fund
NACM Pacific Rim Fund
NFJ Dividend Value Fund
NFJ International Value Fund
NFJ Large Cap Value Fund
NFJ Mid Cap Value Fund
NFJ Small Cap Value Fund
OCC Core Equity Fund
OCC International Equity Fund
OCC Renaissance Fund
OCC Value Fund
PEA Equity Premium Strategy Fund
PEA Growth Fund
PEA Opportunity Fund
PEA Target Fund
RCM Biotechnology Fund
RCM Financial Services Fund
RCM Global Resources Fund
RCM Global Small Cap Fund
RCM Healthcare Fund
RCM International Growth Equity Fund
RCM Large Cap Growth Fund
RCM Mid Cap Growth Fund
RCM Small Cap Growth Fund
RCM Strategic Growth Fund
RCM Technology Fund

Schedule of Investments
AMM Asset Allocation Fund (a)
September 30, 2006 (unaudited)

	Shares	Value* (000s)

ALLIANZ FUNDS (b)—50.5%

CCM Capital Appreciation	114,766	$2,323
CCM Mid-Cap (d)	74,342	2,046
NACM International	1,845,532	41,857
NFJ Small-Cap Value	248,606	8,102
OCC Renaissance	896,662	20,507
OCC Value	860,989	15,429
PEA Growth (d)	78,101	1,706
PEA Opportunity (d)	469,476	10,117
PEA Target (d)	123,361	2,488
RCM Large-Cap Growth	1,910,079	27,429
RCM Mid-Cap (d)	6,896,748	20,483

Total Allianz Funds (cost—$121,023)		152,487

PIMCO FUNDS (c)—49.8%

Emerging Markets Bond	95,646	1,080
Foreign Bond (U.S. Dollar-hedged)	310,234	3,236
High Yield	667,695	6,483
Short-Term	592,181	5,916
StocksPLUS	3,926,673	41,505
Total Return	8,803,585	91,997

Total PIMCO Funds (cost—$147,149)		150,217

Total Investments (cost—$268,172)—100.3%		302,704

Liabilities in excess of other assets—(0.3)%		(896)

Net Assets—100.0%		$301,808

Notes to Schedule of Investments:

(a) Affiliated funds.

(b) Institutional Class shares of each Allianz fund.

(c) Institutional Class shares of each PIMCO fund.

(d) Non-income producing fund.

Schedule of Investments
CCM Capital Appreciation Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—97.1%

Aerospace—3.7%
Boeing Co.	217,650	$17,162
General Dynamics Corp.	284,170	20,366
Lockheed Martin Corp.	190,770	16,418

		53,946

Building/Construction—1.1%
Jacobs Engineering Group, Inc. (a)(b)	217,730	16,271

Capital Goods—4.1%
Caterpillar, Inc. (b)	307,900	20,260
Cooper Industries Ltd., Class A	228,290	19,455
Textron, Inc.	218,050	19,079

		58,794

Chemicals—1.6%
Monsanto Co.	505,610	23,769

Communications—1.2%
Omnicom Group, Inc.	186,020	17,411

Consumer Discretionary—10.0%
Best Buy Co., Inc. (b)	323,740	17,340
International Game Technology (b)	513,810	21,323
J.C. Penney Co., Inc.	225,780	15,441
Kohl’s Corp. (a)(b)	275,500	17,886
McDonald’s Corp.	438,420	17,151
Nordstrom, Inc. (b)	469,960	19,879
Office Depot, Inc. (a)(b)	453,180	17,991
Sears Holding Corp. (a)	114,140	18,044

		145,055

Consumer Services—1.4%
Marriott International, Inc., Class A	529,080	20,444

Consumer Staples—6.0%
Anheuser-Busch Cos., Inc.	389,030	18,483
Archer-Daniels-Midland Co.	375,940	14,240
Loews Corp. - Carolina Group	355,040	19,666
Pepsi Bottling Group, Inc.	497,820	17,672
Safeway, Inc. (b)	584,470	17,739

		87,800

Energy—6.3%
Baker Hughes, Inc.	233,240	15,907
Halliburton Co. (b)	625,480	17,795
Marathon Oil Corp.	186,270	14,324
Schlumberger Ltd. (b)	247,400	15,346
Sunoco, Inc.	106,190	6,604
Valero Energy Corp.	134,800	6,938
Weatherford International Ltd. (a)(b)	355,860	14,847

		91,761

	Shares	Value* (000s)

Financial Services—15.6%
Allstate Corp.	371,060	$23,277
Bank of America Corp.	334,440	17,916
Chubb Corp.	359,370	18,673
Goldman Sachs Group, Inc.	108,380	18,335
Hartford Financial Services Group, Inc. (b)	207,980	18,042
JP Morgan Chase & Co.	386,710	18,160
Host Marriott Corp., REIT	755,313	17,319
Lehman Brothers Holdings, Inc. (b)	277,970	20,531
Loews Corp.	496,880	18,832
Morgan Stanley	256,690	18,715
St. Paul Travelers Cos., Inc.	393,270	18,440
State Street Corp.	283,830	17,711

		225,951

Healthcare—12.2%
Abbott Laboratories	349,420	16,968
Amgen, Inc. (a)(b)	294,530	21,068
Baxter International, Inc.	393,810	17,902
Becton Dickinson & Co.	284,410	20,099
Genentech, Inc. (a)(b)	287,640	23,788
Gilead Sciences, Inc. (a)(b)	234,320	16,098
Merck & Co., Inc.	516,080	21,624
Quest Diagnostics, Inc. (b)	294,870	18,034
Schering-Plough Corp.	946,270	20,903

		176,484

Hotels/Gaming—1.1%
Starwood Hotels & Resorts Worldwide, Inc. (b)	276,330	15,803

Materials & Processing—2.7%
Freeport-McMoran Copper & Gold, Inc., Class B (b)	367,220	19,558
Vulcan Materials Co.	242,970	19,013

		38,571

Multi-Media—2.5%
News Corp., Class A	942,650	18,523
Walt Disney Co. (b)	587,240	18,152

		36,675

Technology—20.9%
Agilent Technologies, Inc. (a)	608,830	19,903
Apple Computer, Inc. (a)	314,560	24,230
Cisco Systems, Inc. (a)	1,172,150	26,959
Citrix Systems, Inc. (a)	555,920	20,130
Comcast Corp., Class A (a)(b)	657,030	24,212
Emerson Electric Co.	226,870	19,025
Harris Corp. (b)	486,970	21,665
Hewlett-Packard Co.	405,550	14,880

Schedule of Investments
CCM Capital Appreciation Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Technology—(continued)
International Business Machines Corp.	205,950	$16,876
MEMC Electronic Materials, Inc. (a)(b)	479,410	17,561
Motorola, Inc.	758,310	18,958
Oracle Corp. (a)(b)	1,306,170	23,171
QUALCOMM, Inc. (b)	415,400	15,100
Symantec Corp. (a)(b)	817,150	17,389
Texas Instruments, Inc.	723,310	24,050

		304,109

Telecommunications—1.7%
AT&T, Inc. (b)	758,490	24,696

Transportation—2.5%
Southwest Airlines Co.	1,118,680	18,637
Union Pacific Corp.	197,390	17,370

		36,007

Utilities—1.2%
TXU Corp.	269,930	16,876

Waste Disposal—1.3%
Waste Management, Inc.	532,850	19,545

Total Common Stock (cost—$1,316,423)		1,409,968

SHORT-TERM INVESTMENTS—20.7%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—14.9%
Adirondack 2005-1 Corp.,
5.303% due 10/11/06 (c)	$5,000	4,991
Altius I Funding Corp.,
5.303% due 10/13/06 (c)	10,000	9,980
Bank of America N.A.,
5.425% due 6/19/07, FRN (c)	10,000	10,000
5.445% due 10/2/06	25,000	25,000
Canadian Imperial Bank,
5.37% due 10/2/06	10,938	10,938
Citigroup Global Markets, Inc.,
5.445% due 10/2/06	15,000	15,000
Countrywide Financial Corp.,
5.548% due 11/3/06, FRN	5,000	5,000
Credit Suisse First Boston,
5.522% due 1/12/07, FRN	5,000	4,999
G Street Finance Corp.,
5.302% due 10/10/06	5,000	4,992
Merrill Lynch & Co.,
5.338% due 7/27/07, FRN	5,000	5,000

	Principal Amount (000s)	Value* (000s)

Morgan Stanley,
5.41% due 2/2/07, FRN	$3,000	$3,000
5.435% due 4/5/07	5,000	5,000
Morrigan TRR Funding LLC,
5.38% due 10/11/06 (c)	20,000	19,965
Natexis Banques Populaires,
5.398% due 3/7/07, FRN	3,000	3,000
Nelnet, Inc. (c),
5.294% due 10/3/06	8,000	7,971
5.31% due 10/3/06	5,000	4,982
Northern Rock PLC,
5.37% due 8/3/07, FRN	2,000	2,000
Ormond Quay Funding LLC (c),
5.30% due 10/23/06	10,000	9,965
5.303% due 10/5/06	10,000	9,991
5.306% due 11/27/06	10,000	10,000
Park Sienna LLC,
5.452% due 10/2/06	10,000	9,995
Sierra Madre Funding Delaware Corp.,
5.327% due 10/30/06 (c)	10,000	9,954
Sigma Finance, Inc., FRN (c),
5.425% due 4/16/07	5,000	4,999
5.431% due 6/20/07	15,000	15,000
Starbird Funding Corp.,
5.313% due 10/25/06 (c)	5,000	4,981

		216,703

Repurchase Agreement—5.8%
State Street Bank & Trust Co., dated 9/29/06, 4.90%, due 10/2/06,	84,414	84,414
proceeds $84,448; collateralized by
Fannie Mae, 3.00%, due 8/15/07, valued at $19,054 including accrued interest and Federal Home Loan Bank, 3.875%, due 6/8/07, valued at $67,052 including accrued interest (cost—$84,414)

Total Short-Term Investments (cost—$301,015)		301,117

Total Investments (cost—$1,617,438)—117.8%		1,711,085

Liabilities in excess of other assets—(17.8)%		(258,314)

Net Assets—100.0%		$1,452,771

Schedule of Investments
CCM Capital Appreciation Fund
September 30, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $209,780; cash collateral of $216,126 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

REIT—Real Estate Investment Trust

Schedule of Investments
CCM Emerging Companies Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—99.5%

Aerospace—1.8%
United Industrial Corp. (b)	199,550	$10,676

Capital Goods—4.3%
Gerber Scientific, Inc. (a)	390,420	5,848
Middleby Corp. (a)(b)	93,540	7,208
Reddy Ice Holdings, Inc.	270,360	6,543
Tennant Co.	257,170	6,260

		25,859

Commercial Products—1.0%
Parexel International Corp. (a)	183,740	6,080

Consumer Discretionary—13.9%
Ambassadors International, Inc. (b)	102,190	3,228
Boston Beer Co., Inc. (a)	178,890	5,877
Directed Electronics, Inc. (a)	426,190	6,435
Gymboree Corp. (a)	238,660	10,067
Iconix Brand Group, Inc. (a)	587,200	9,454
Maidenform Brands, Inc. (a)	279,940	5,403
MWI Veterinary Supply, Inc. (a)(b)	228,623	7,666
Restoration Hardware, Inc. (a)(b)	756,330	6,557
Steven Madden Ltd.	160,850	6,312
Topps Co., Inc.	701,110	6,282
True Religion Apparel, Inc. (a)(b)	274,710	5,799
Wet Seal, Inc. (a)(b)	1,711,940	10,511

		83,591

Consumer Services—7.0%
Central Parking Corp. (b)	364,390	6,012
Comfort Systems USA, Inc.	685,400	7,855
Cornell Cos., Inc. (a)	413,380	7,143
Geo Group, Inc. (a)	210,040	8,874
ICT Group, Inc. (a)	212,250	6,680
Lodgian, Inc. (a)	425,880	5,656

		42,220

Consumer Staples—3.4%
Prestige Brands Holdings, Inc. (a)	589,550	6,567
Spartan Stores, Inc.	360,880	6,099
Wild Oats Markets, Inc. (a)(b)	462,200	7,474

		20,140

Energy—5.8%
Allis-Chalmers Energy, Inc. (a)(b)	406,480	5,951
Dril-Quip, Inc. (a)	83,910	5,679
Hercules Offshore, Inc. (a)(b)	241,890	7,510
Hornbeck Offshore Services, Inc. (a)(b)	248,350	8,320
Union Drilling, Inc. (a)	659,090	7,250

		34,710

Financial Services—11.5%
Ameris Bancorp	245,500	6,680
Asta Funding, Inc. (b)	165,820	6,217
Banner Corp.	75,071	3,081

	Shares	Value* (000s)

Center Financial Corp	199,500	$4,744
Darwin Professional Underwriters, Inc. (a)	202,149	4,490
Donegal Group, Inc.	231,380	4,679
Enterprise Financial Services Corp. (b)	106,270	3,279
FPIC Insurance Group, Inc. (a)(b)	254,590	10,084
Greenhill & Co., Inc. (b)	138,400	9,275
Horizon Financial Corp.	23,970	716
Integra Bank Corp.	177,370	4,484
Meadowbrook Insurance Group, Inc. (a)	647,540	7,291
Vineyard National Bancorp (b)	154,600	4,013

		69,033

Healthcare—8.1%
Bio-Reference Labs, Inc. (a)	127,780	2,869
Conceptus, Inc. (a)(b)	373,780	6,612
Enzon Pharmaceuticals, Inc. (a)(b)	757,090	6,246
Genomic Health, Inc. (a)(b)	555,060	8,026
ICU Medical, Inc. (a)	212,460	9,663
LHC Group, Inc. (a)	277,202	6,187
Luminex Corp. (a)	321,060	5,853
Sun Healthcare Group, Inc. (a)	268,280	2,881

		48,337

Information Technology—0.4%
Landauer, Inc.	49,490	2,512

Materials & Processing—2.1%
Brush Engineered Materials, Inc. (a)	245,770	6,112
Ladish Co., Inc. (a)	228,280	6,593

		12,705

Metals & Mining—1.0%
Hecla Mining Co. (a)(b)	1,063,390	6,104

Real Estate Investment Trust—3.1%
LTC Properties, Inc.	398,100	9,654
Ramco-Gershenson Properties	99,240	3,171
Winston Hotels, Inc.	490,500	6,043

		18,868

Technology—28.0%
24/7 Real Media, Inc. (a)	696,100	5,945
Aspen Technology, Inc. (a)(b)	798,340	8,718
Blackbaud, Inc.	269,340	5,923
Cogent Communications Group, Inc. (a)	322,990	3,743
DSP Group, Inc. (a)	415,120	9,485
Encore Wire Corp. (a)(b)	218,810	7,722
i2 Technologies, Inc. (a)(b)	241,440	4,522
IHS, Inc. (a)	267,280	8,574
Infocrossing, Inc. (a)(b)	339,200	4,549
Interwoven, Inc. (a)	595,910	6,573
Knot, Inc. (a)	193,650	4,286
Mentor Graphics Corp. (a)	495,580	6,978
Omnicell, Inc. (a)	354,330	6,339
Phase Forward, Inc. (a)	565,200	6,748
Quality Systems, Inc. (b)	158,950	6,166

Schedule of Investments
CCM Emerging Companies Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Technology—(continued)
Radiant Systems, Inc. (a)	380,320	$4,594
Rudolph Technologies, Inc. (a)(b)	347,580	6,371
Smith Micro Software, Inc. (a)(b)	544,210	7,826
SonicWALL, Inc. (a)	790,830	8,636
Stamps.com, Inc. (a)	327,770	6,247
Standard Microsystems Corp. (a)	266,930	7,586
Superior Essex, Inc. (a)	202,260	6,927
SYKES Enterprises, Inc. (a)	317,950	6,470
Triquint Semi-conductor, Inc. (a)	1,662,429	8,645
Witness Systems, Inc. (a)(b)	479,980	8,414

		167,987

Telecommunications—5.3%
Alaska Communications Systems Group, Inc. (b)	451,690	5,994
Anaren, Inc. (a)	350,420	7,383
Consolidated Communications Holdings, Inc.	313,010	5,856
Oplink Communications, Inc. (a)	388,260	7,757
Sirenza Microdevices, Inc. (a)(b)	639,070	5,049

		32,039

Transportation—1.4%
HUB Group, Inc. (a)	366,969	8,360

Waste Disposal—1.4%
Waste Industries USA, Inc.	312,760	8,454

Total Common Stock (cost—$572,856)		597,675

SHORT-TERM INVESTMENTS—27.4%

Collateral Invested for Securities on Loan (d)—24.4%
Allianz Dresdner Daily Asset Fund (e)	127,478,508	127,479

	Principal Amount (000s)

Countrywide Financial Corp.,
5.548% due 11/3/06, FRN	$5,000	5,000
Morgan Stanley,
5.41% due 2/2/07, FRN	3,000	3,000
5.435% due 4/05/07	9,000	9,000
Northern Rock PLC,
5.37% due 8/3/07, FRN (c)	2,000	2,000

		146,479

Repurchase Agreement—3.0%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	17,881	17,881
proceeds $17,888; collateralized
by Federal Home Loan Bank, 3.625%,
due 1/15/08, valued at $18,241
including accrued interest (cost—$17,881)

Total Short-Term Investments (cost—$164,359)		164,360

Value* (000s)

Total Investments (cost—$737,215)—126.9%	$762,035

Liabilities in excess of other assets—(26.9)%	(161,399)

Net Assets—100.0%	$600,636

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $139,446; cash collateral of $146,492 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated Fund.

Glossary:

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

Schedule of Investments
CCM Focused Growth Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—97.0%

Aerospace—4.1%
Boeing Co.	1,240	$98
Lockheed Martin Corp.	1,990	171

		269

Capital Goods—6.0%
Carlisle Cos., Inc.	2,380	200
Fluor Corp.	2,530	195

		395

Chemicals—2.7%
Airgas, Inc.	5,020	182

Consumer Discretionary—6.3%
Nordstrom, Inc.	4,520	191
Sears Holding Corp. (a)	1,410	223

		414

Consumer Staples—5.3%
Loews Corp. - Carolina Group	3,850	213
Pepsi Bottling Group, Inc.	3,850	137

		350

Energy—7.0%
Baker Hughes, Inc.	2,380	162
Diamond Offshore Drilling, Inc.	2,220	161
Grant Prideco, Inc. (a)	3,740	142

		465

Financial Services—8.7%
Goldman Sachs Group, Inc.	1,230	208
Morgan Stanley	2,840	207
State Street Corp.	2,550	159

		574

Healthcare—14.9%
Baxter International, Inc.	5,080	231
Genentech, Inc. (a)	2,010	166
Gilead Sciences, Inc. (a)	2,780	191
Quest Diagnostics, Inc.	3,250	199
Schering-Plough Corp.	9,140	202

		989

Hotels/Gaming—1.2%
Starwood Hotels & Resorts Worldwide, Inc.	1,420	81

Metals & Mining—2.6%
Allegheny Technologies, Inc.	2,770	172

Multi-Media—6.1%
Comcast Corp., Class A (a)	4,670	172
News Corp., Class A	11,810	232

		404

Real Estate Investment Trust—2.5%
Host Marriot Corp.	7,212	166

	Shares	Value* (000s)

Technology—25.2%
Akamai Technologies, Inc. (a)	4,240	$212
Apple Computer, Inc. (a)	3,160	243
Citrix Systems, Inc. (a)	3,650	132
Emerson Electric Co.	2,460	206
Harris Corp.	5,030	224
Hewlett-Packard Co.	1,730	64
Molex, Inc.	6,190	241
Motorola, Inc.	6,570	164
Oracle Corp. (a)	10,200	181

		1,667

Telecommunications—2.2%
Crown Castle International Corp. (a)	4,230	149

Utilities—2.2%
TXU Corp.	2,300	144

Total Common Stock (cost—$5,904)		6,421

	Principal Amount (000s)

Repurchase Agreement—11.6%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due	$766	766
10/2/06, proceeds $766;
collateralized by Federal
Home Loan Bank, 3.625%,
due 1/15/08, valued at
$782 including accrued
interest (cost—$766)

Total Investments
(cost—$6,670)—108.6%		7,187

Liabilities in excess of other assets—(8.6)%		(571)

Net Assets—100.0%		$6,616

Notes to Schedule of Investments:

(a) Non-income producing.

Schedule of Investments
CCM Mid-Cap Fund
September 30, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—99.4%

Aerospace—2.5%
Goodrich Corp.	401,870	$16,284
Rockwell Collins, Inc.	315,330	17,292

		33,576

Capital Goods—5.0%
Carlisle Cos., Inc.	219,950	18,498
Dover Corp.	365,170	17,324
Fluor Corp. (b)	181,130	13,927
Harsco Corp.	218,020	16,929

		66,678

Chemicals—1.3%
Airgas, Inc.	468,870	16,959

Consumer Discretionary—10.9%
American Eagle Outfitters, Inc. (b)	414,910	18,186
AnnTaylor Stores Corp. (a)(b)	397,710	16,648
Coach, Inc. (a)	269,410	9,263
International Game Technology (b)	370,370	15,370
Men’s Wearhouse, Inc. (b)	487,890	18,155
Newell Rubbermaid, Inc. (b)	587,500	16,638
Nordstrom, Inc.	442,720	18,727
Office Depot, Inc. (a)	387,060	15,366
TJX Cos., Inc.	597,220	16,740

		145,093

Consumer Services—3.7%
Alliance Data Systems Corp. (a)	289,420	15,973
Convergys Corp. (a)	794,800	16,413
Hilton Hotels Corp. (b)	617,720	17,203

		49,589

Consumer Staples—4.2%
Brown-Forman Corp., Class B	100,840	7,729
Corn Products International, Inc.	455,060	14,808
Dean Foods Co. (a)	376,500	15,821
Hormel Foods Corp.	471,080	16,949

		55,307

Electronics—1.4%
Tektronix, Inc.	114,240	3,305
Trimble Navigation Ltd. (a)	313,730	14,770

		18,075

Energy—9.2%
Alliant Energy Corp. (b)	578,330	20,664
Cameron International Corp. (a)	287,920	13,909
Diamond Offshore Drilling, Inc. (b)	205,910	14,902
Frontier Oil Corp. (b)	229,650	6,104
Grant Prideco, Inc. (a)	368,550	14,016
Hess Corp. (b)	369,680	15,312
National-Oilwell, Inc. (a)	234,910	13,754
Smith International, Inc. (b)	429,420	16,661
Tesoro Corp. (b)	109,530	6,351

		121,673

		Value*
	Shares	(000s)

Environmental Services—1.2%
Republic Services, Inc.	404,550	$16,267

Financial Services—14.8%
Apartment Investment & Management, Co. REIT (b)	323,980	17,628
AG Edwards, Inc.	307,000	16,357
Assurant, Inc. (b)	387,140	20,677
CB Richard Ellis Group, Inc., Class A (a)	700,440	17,231
CNA Financial Corp. (a)(b)	519,690	18,719
E*Trade Financial Corp. (a)	751,100	17,966
HCC Insurance Holdings, Inc. (b)	523,710	17,220
Lincoln National Corp. (b)	285,800	17,742
Nasdaq Stock Market, Inc. (a)	568,410	17,189
Synovus Financial Corp.	558,460	16,402
T. Rowe Price Group, Inc.	392,890	18,800

		195,931

Healthcare—8.1%
Covance, Inc. (a)(b)	231,960	15,398
Dade Behring Holdings, Inc.	414,800	16,658
Forest Laboratories, Inc. (a)	378,580	19,160
Intuitive Surgical, Inc. (a)	148,260	15,634
Quest Diagnostics, Inc. (b)	317,410	19,413
VCA Antech, Inc. (a)(b)	592,130	21,352

		107,615

Materials & Processing—3.8%
Allegheny Technologies, Inc.	242,370	15,073
Precision Castparts Corp.	268,440	16,954
Southern Copper Corp. (b)	198,160	18,330

		50,357

Paper/Paper Products—1.1%
Temple-Inland, Inc.	364,430	14,614

Technology—24.4%
Akamai Technologies, Inc. (a)(b)	411,570	20,574
Amphenol Corp., Class A	297,770	18,441
Applera Corp. - Applied Biosystems Group	564,450	18,689
AVX Corp.	500,550	8,855
BEA Systems, Inc. (a)(b)	1,367,300	20,783
Cadence Design Systems, Inc. (a)(b)	970,860	16,466
Cypress Semiconductor Corp. (a)(b)	1,031,310	18,326
DST Systems, Inc. (a)(b)	305,130	18,817
Emdeon Corp. (a)(b)	1,580,600	18,509

Schedule of Investments
CCM Mid-Cap Fund
September 30, 2006 (unaudited)

		Value*
	Shares	(000s)

Technology—(continued)
Global Payments, Inc.	477,940	$21,034
Harris Corp.	460,320	20,480
Integrated Device Technology, Inc. (a)(b)	936,160	15,035
Lexmark International, Inc. (a)(b)	349,170	20,133
Mettler Toledo International, Inc. (a)	275,960	18,255
Molex, Inc. (b)	469,420	18,293
Nutri/System, Inc. (a)(b)	262,060	16,324
Thomas & Betts Corp. (a)	388,940	18,556
VeriFone Holdings, Inc. (a)(b)	596,910	17,042

		324,612

Telecommunications—4.1%
Crown Castle International Corp. (a)(b)	528,470	18,623
Leap Wireless International, Inc. (a)	335,390	16,263
Qwest Communications International, Inc. (a)(b)	2,294,000	20,004

		54,890

Transportation—2.6%
AMR Corp. (a)(b)	669,820	15,500
CH Robinson Worldwide, Inc. (b)	418,360	18,650

		34,150

Utilities—1.1%
Allegheny Energy, Inc. (a)	357,980	14,380

Total Common Stock (cost—$1,239,406)		1,319,766

SHORT-TERM INVESTMENTS—28.6%

Collateral Invested for Securities on Loan (d)—25.8%
Allianz Dresdner Daily Asset Fund (e)	13,000,000	13,000

	Principal
	Amount
	(000s)

Altius I Funding Corp.,
5.303% due 10/13/06 (c)	$10,000	9,980
Bank of America N.A.,
5.445% due 10/2/06	40,000	40,000
Bavaria TRR Corp.,
5.324% due 10/25/06 (c)	25,000	24,905
Canadian Imperial Bank,
5.37% due 10/2/06	5,118	5,118
Citigroup Global Markets, Inc.,
5.445% due 10/2/06	56,000	56,000
Credit Suisse First Boston,
5.522% due 1/12/07	5,000	4,999

	Principal
	Amount	Value*
	(000s)	(000s)

Davis Square Funding V Corp.,
5.303% due 10/13/06 (c)	$10,000	$9,980
KKR Atlantic Funding Trust,
5.324% due 10/20/06 (c)	30,000	29,867
Merrill Lynch & Co.,
5.338% due 7/27/07	5,000	5,000
Morgan Stanley,
5.41% due 2/2/07	3,000	3,000
Morrigan TRR Funding LLC (c),
5.38% due 10/11/06	15,000	14,973
5.373% due 10/18/06	15,000	14,958
5.333% due 10/19/06	10,000	9,970
Natexis Banques Populaires,
5.398% due 3/7/07	5,000	5,000
Nelnet, Inc.,
5.309% due 10/3/06 (c)	10,000	9,963
Northern Rock PLC,
5.37% due 8/3/07 (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.303% due 10/5/06	10,000	9,991
5.30% due 10/23/06	20,000	19,930
5.306% due 11/27/06	10,000	10,000
Park Sienna LLC,
5.452% due 10/2/06	10,000	9,996
Sierra Madre Funding Delaware Corp.,
5.327% due 10/30/06 (c)	10,000	9,954
Sigma Finance, Inc.,
5.431% due 4/5/07 (c)	5,000	5,002
Starbird Funding Corp.,
5.313% due 10/25/06 (c)	20,000	19,924

		343,510

Repurchase Agreement—2.8%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	36,763	36,763
proceeds $36,778; collateralized
by Fannie Mae, 3.00%, due 8/15/07,
valued at $37,503 including
accrued interest (cost—$36,763)

Total Short-Term Investments (cost—$380,025)		380,273

Total Investments (cost—$1,619,431)—128.0%		1,700,039

Liabilities in excess of other assets—(28.0)%		(372,119)

Net Assets—100.0%		$1,327,920

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $333,250; cash collateral of $342,558 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments
NACM Emerging Markets Opportunities Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—93.1%

Argentina—0.5%
Tenaris S.A. ADR	4,800	$170

Brazil—10.0%
Cosan S.A. Industria e Comercio (b)	16,200	261
Cyrela Brazil Realty S.A.	34,100	580
Gerdau S.A.	24,050	326
Localiza Rent A Car S.A.	13,700	284
Lojas Renner S.A.	5,300	307
Natura Cosmeticos S.A.	21,100	259
Petroleo Brasileiro S.A. ADR	9,900	830
Tim Participacoes S.A.	6,300	176
Unibanco - Uniao de Bancos Brasileiros S.A.	8,200	607

		3,630

Cayman Islands—2.9%
Foxconn International Holdings Ltd. (b)	250,100	772
Hutchison Telecommunications International Ltd. (b)	177,000	311

		1,083

China—6.0%
AAC Acoustic Technology Holdings, Inc. (b)	524,000	605
Celestial Nutrifoods Ltd. (b)	652,000	629
China Hongxing Sports Ltd.	348,000	353
China Shenhua Energy Co., Ltd., Class H	163,800	264
Nine Dragons Paper Holdings Ltd. (b)	313,900	356

		2,207

Egypt—2.2%
Orascom Construction Industries	2,580	224
Orascom Telecom Holding SAE	10,139	578

		802

Hong Kong—2.9%
Hengan International Group Co., Ltd.	238,000	511
Melco International Development	86,000	184
Shun TAK Holdings Ltd.	292,000	344

		1,039

Hungary—0.9%
Richter Gedeon Nyrt	1,568	324

India—4.0%
ITC Ltd. (a)	98,400	393
Reliance Industries Ltd. (a)	9,565	483
Satyam Computer Services Ltd. ADR	15,300	592

		1,468

Indonesia—5.9%
Bakri Brothers, Inc. (b)	21,123,500	344
PT Bank Niaga Tbk.	2,978,500	239
PT Ciputra Surya Tbk.	2,294,500	186

	Shares	Value* (000s)

PT Kawasan Industri Jababeka Tbk.	14,103,500	$191
PT Perusahaan Gas Negara	364,000	475
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.	561,000	269
PT United Tractors Tbk.	703,500	460

		2,164

Israel—1.0%
Bank Hapoalim BM	76,917	363

Luxembourg—1.3%
Evraz Group S.A.	20,854	490

Malaysia—2.8%
Bumiputra Commerce Asset-Holding Bhd.	269,100	485
IOI Corp.	82,200	361
Maxis Communications Bhd.	72,100	174

		1,020

Mexico—5.1%
America Movil S.A. de C.V.	11,760	463
Consorcio ARA, S.A. de C.V.	55,300	271
Corp GEO S.A. de C.V. (b)	90,700	381
Empresas ICA Sociedad Controladora S.A. de C.V. (b)	86,516	312
Fomento Economico Mexicano S.A. de C.V. ADR	2,000	194
Industrias Penoles S.A. de C.V.	32,900	256

		1,877

Peru—1.7%
Credicorp Ltd.	14,900	626

Philippines—0.7%
Robinsons Land Corp.	945,200	248

Poland—1.8%
Globe Trade Centre S.A. (b)	31,610	303
Grupa Lotos S.A. (b)	23,017	339

		642

Russia—6.2%
LUKOIL	8,600	649
OAO Gazprom	19,324	837
Surgutneftegaz OJSC	3,900	339
Unified Energy System	5,872	429

		2,254

Singapore—2.8%
Inter-Roller Engineering Ltd.	699,000	365
Midas Holdings Ltd.	440,000	264
Sembawang Kimtrans Ltd.	929,000	388

		1,017

South Africa—7.0%
Ellerine Holdings Ltd.	38,636	323
Impala Platinum Holdings Ltd.	1,616	266
Imperial Holdings Ltd. (b)	9,918	164

Schedule of Investments
NACM Emerging Markets Opportunities Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

South Africa—(continued)
Kumba Resources Ltd.	15,938	$270
Naspers Ltd.	16,769	257
Pretoria Portland Cement Co., Ltd.	5,945	265
Sasol Ltd.	15,627	514
Wilson Bayly Holmes-Ovcon Ltd.	57,716	473

		2,532

South Korea—14.9%
Cheil Industries, Inc.	5,460	237
Daishin Securities Co., Ltd.	19,550	424
Hynix Semi-conductor, Inc. (b)	15,460	608
Hyundai Engineering & Construction Co., Ltd. (b)	21,310	1,146
Industrial Bank of Korea	37,950	649
Korea Investment Holdings Co., Ltd.	16,580	717
Korea Zinc Co., Ltd.	2,520	228
NHN Corp. (b)	3,610	378
Shinhan Financial Group Co., Ltd.	15,160	682
STX Pan Ocean Co., Ltd.	643,000	342

		5,411

Taiwan—8.6%
Advanced Semi-conductor Engineering, Inc. (b)	339,943	316
ASE Test Ltd. (b)	46,900	400
Asustek Computer, Inc.	194,000	455
Catcher Technology Co., Ltd.	64,263	551
Cathay Financial Holding Co., Ltd.	181,203	363
Far Eastern Textile Co., Ltd.	343,600	255
Siliconware Precision Industries Co.	355,306	423
United Microelectronics Corp. ADR	118,707	366

		3,129

Thailand—1.1%
Thai Beverage PCL	2,130,000	396

United States—2.8%
NII Holdings, Inc., Class B (b)	10,400	646
Southern Copper Corp.	3,900	361

		1,007

Total Common Stock (cost—$24,566)		33,899

PREFERRED STOCK—3.2%

Brazil—3.2%
All America Latina Logistica S.A., UNIT (cost—$688)	148,400	1,153

WARRANTS—2.0%

	Units

India—0.8%
Associated Cement Co., Ltd. (b)	13,942	302

Peru—1.2%
Sterlite Industries	44,726	425

Total Warrants (cost—$574)		727

	Principal Amount (000s)	Value* (000s)

Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 9/29/06, 4.90%, due 10/2/06,	$292	$292
proceeds $292; collateralized
by Fannie Mae, 3.00%, due 8/15/07,
valued at $300 including accrued
interest (cost—$292)

Total Investments (cost—$26,120) (c)—99.1%		36,071

Other assets less liabilities—0.9%		330

Net Assets—100.0%		$36,401

Notes to Schedule of Investments
(amounts in thousands):

(a) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) Non-income producing.

(c) Securities with an aggregate value of $22,376, which represents 61.47% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments
NACM Flex-Cap Value Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—90.0%

Aerospace—0.6%
AAR Corp. (b)	15,100	$360

Capital Goods—7.8%
3M Co.	25,300	1,883
ESCO Technologies, Inc. (b)	8,600	396
General Electric Co.	40,600	1,433
Textron, Inc.	8,400	735

		4,447

Commercial Products—2.0%
Healthspring, Inc. (b)	58,500	1,126

Consumer Discretionary—4.0%
Charming Shoppes, Inc. (b)	38,500	550
Federated Department Stores, Inc.	20,600	890
Newell Rubbermaid, Inc.	30,600	866

		2,306

Consumer Services—0.7%
Energy Coal Resources, Inc. (b)	26,000	419

Consumer Staples—3.9%
Altria Group, Inc.	18,400	1,409
PepsiCo, Inc.	12,400	809

		2,218

Energy—15.5%
Chevron Corp.	16,300	1,057
ConocoPhillips	24,600	1,464
Exxon Mobil Corp.	34,600	2,322
Freescale Semi-conductor, Inc., Class B (b)	47,900	1,821
Marathon Oil Corp.	10,100	777
Valero Energy Corp.	27,500	1,415

		8,856

Financial Services—30.6%
American Express Co.	18,300	1,026
American Home Mortgage Investment Corp., REIT (c)	32,700	1,140
American International Group, Inc.	21,400	1,418
Bank of America Corp.	31,898	1,709
Bank of New York Co., Inc.	23,600	832
Citigroup, Inc.	25,600	1,272
Countrywide Financial Corp.	24,200	848
Goldman Sachs Group, Inc.	6,100	1,032
JER Investors Trust, Inc., REIT (a)	4,900	84
JP Morgan Chase & Co.	31,000	1,456
Morgan Stanley	8,600	627
North Fork Bancorp., Inc.	27,800	796
TD Ameritrade Holding Corp.	29,600	558

	Shares	Value* (000s)

U.S. Bancorp	36,400	$1,209
Washington Mutual, Inc.	30,200	1,313
Wells Fargo & Co.	60,700	2,196

		17,516

Healthcare—4.7%
Pfizer, Inc.	62,400	1,770
WellPoint, Inc. (b)	12,000	924

		2,694

Materials & Processing—4.4%
Alcan, Inc.	17,200	686
Dow Chemical Co.	15,800	616
Martin Marietta Materials, Inc.	9,000	761
Smurfit-Stone Container Corp. (b)	40,800	457

		2,520

Multi-Media—3.5%
Comcast Corp., Class A (b)(c)	54,100	1,994

Technology—2.9%
3Com Corp. (b)	163,500	721
Lexmark International, Inc. (b)(c)	16,600	957

		1,678

Telecommunications—8.1%
Alcatel S.A. ADR (c)	66,900	815
AT&T, Inc.	52,700	1,716
Corning, Inc. (b)	46,400	1,133
Verizon Communications, Inc. (c)	26,700	991

		4,655

Utilities—1.3%
Duke Energy Corp.	8,500	257
NRG Energy, Inc. (b)	11,200	507

		764

Total Common Stock (cost—$46,214)		51,553

EXCHANGE-TRADED FUND—3.2%

iShares Russell 1000 Value Index Fund (c) (cost—$1,601)	23,900	1,842

SHORT-TERM INVESTMENTS—17.3%

Collateral Invested for Securities on Loan (d)—9.9%
Allianz Dresdner Daily Asset Fund (e)	5,659,246	5,659

Schedule of Investments
NACM Flex-Cap Value Fund
September 30, 2006 (unaudited)

	Principal Amount (000s)	Value* (000s)

Repurchase Agreement—7.4%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due	$4,225	$4,225
10/2/06, proceeds $4,227;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $4,310 including accrued
interest (cost—$4,225)

Total Short-Term Investments (cost—$9,884)		9,884

Total Investments (cost—$57,699)—110.5%		63,279

Liabilities in excess of other assets—(10.5)%		(5,990)

Net Assets—100.0%		$57,289

Notes to Schedule of Investments
(amounts in thousands):

(a) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(b) Non-income producing.

(c) All or portion of securities on loan with an aggregate market value of $5,515; cash collateral of $5,659 was received with which the Fund purchased short-term investments.

(d) Security purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments
NACM Global Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—95.4%

Brazil—0.9%
Vivo Participacoes S.A. ADR (a)	109,100	$340

China—1.1%
AAC Acoustic Technology Holdings, Inc. (a)	240,000	277
Shanghai Real Estate Ltd.	766,000	171

		448

Finland—0.7%
Stora Enso Oyj	18,700	283

France—7.4%
Alcatel S.A. ADR	33,900	413
AXA S.A.	15,521	572
Pinault-Printemps-Redoute S.A.	3,163	469
SOITEC (a)	10,475	302
Total S.A.	8,951	587
Veolia Environnement	9,466	570

		2,913

Germany—2.3%
Henkel KGaA	4,009	496
Schwarz Pharma AG	3,544	411

		907

Greece—1.2%
OPAP S.A.	13,500	454

Hong Kong—3.9%
Cheung Kong Ltd.	48,000	515
Hutchison Telecommunications International Ltd. (a)	221,000	388
Jardine Matheson Holdings Ltd.	20,000	366
Melco International Development	129,000	276

		1,545

Indonesia—0.7%
Telekomunikasi Indonesia Tbk. PT	292,000	266

Ireland—3.2%
C&C Group PLC	34,567	469
CRH PLC	13,141	444
Icon PLC ADR (a)	5,100	360

		1,273

Italy—4.2%
Luxottica Group SpA	18,790	554
Sanpaolo IMI SpA	27,203	575
UniCredito Italiano SpA	64,858	538

		1,667

Japan—10.4%
Aichi Corp.	30,600	286

	Shares	Value* (000s)

Asics Corp.	28,000	$365
Chugai Pharmaceutical Co., Ltd.	13,800	297
Hisamitsu Pharmaceutical Co., Inc.	8,400	232
Japan Tobacco, Inc.	113	440
Mitsubishi Tokyo Financial Group, Inc.	33	425
NGK Spark Plug Co., Ltd.	16,000	318
Nisshinbo Industries, Inc.	25,000	264
Nitori Co., Ltd.	4,850	219
Sumco Corp.	4,900	364
Sumitomo Mitsui Financial Group, Inc.	51	536
Takeuchi Manufacturing Co., Ltd.	7,300	339

		4,085

Korea—1.3%
Hynix Semiconductor, Inc. (a)	5,820	229
LG Electronics, Inc.	4,440	286

		515

Netherlands—4.0%
ASML Holding NV (a)	17,794	415
Koninklijke (Royal) Philips Electronics NV	17,948	628
Royal Numico NV	11,401	513

		1,556

South Korea—1.4%
Samsung Electronics Co., Ltd.	804	564

Sweden—1.2%
Assa Abloy AB	25,600	476

Switzerland—7.3%
Adecco S.A.	5,218	315
Nestle S.A.	1,384	482
Panalpina Welttransport Holding AG	4,105	442
Roche Holdings AG	3,568	616
UBS AG	13,361	799
Ypsomed Holding AG (a)	2,190	200

		2,854

Taiwan—0.7%
United Microelectronics Corp. ADR	92,100	284

United Kingdom—3.7%
ARM Holdings PLC	242,984	534
Bodycote International	57,862	257
HSBC Holdings PLC	37,272	680

		1,471

United States—39.8%
3M Co.	8,900	662
Affiliated Managers Group, Inc. (a)	5,100	511

Schedule of Investments
NACM Global Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

United States—(continued)
American International Group, Inc.	10,700	$709
Ansys, Inc. (a)	7,700	340
Capital One Financial Corp.	6,100	480
Celgene Corp. (a)	7,700	333
Cerner Corp. (a)	9,200	418
ConocoPhillips	7,800	464
Corning, Inc. (a)	23,900	583
DaVita, Inc. (a)	5,900	341
Federated Department Stores, Inc.	15,400	665
Freescale Semi-conductor, Inc., Class B (a)	19,628	746
General Dynamics Corp.	8,100	581
Genzyme Corp. (a)	4,700	317
Harman International Industries, Inc.	5,700	476
Humana, Inc. (a)	7,200	476
ITT Industries, Inc.	8,300	426
JP Morgan Chase & Co.	10,500	493
Lexmark International, Inc. (a)	8,600	496
Martin Marietta Materials, Inc.	4,900	415
Morgan Stanley	6,600	481
Occidental Petroleum Corp.	10,200	491
Orient-Express Hotels Ltd.	10,400	389
Praxair, Inc.	7,500	444
Quiksilver, Inc. (a)	32,300	392
Raytheon Co.	10,100	485
TD Ameritrade Holding Corp.	20,100	379
Tim Hortons, Inc.	13,500	355
United Technologies Corp.	7,300	462
UnitedHealth Group, Inc.	9,700	477
Valero Energy Corp.	7,200	371
Warnaco Group, Inc. (a)	19,000	367
XTO Energy, Inc.	11,200	472
Yahoo!, Inc. (a)	6,600	167

		15,664

Total Common Stock (cost—$34,891)		37,565

WARRANTS (a)—1.0%

	Units

United States—1.0%
Credit Suisse First Boston, Expires 11/5/07 (cost—$365)	66,000	401

	Principal Amount (000s)	Value* (000s)

Repurchase Agreement—3.9%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	$1,544	$1,544
proceeds $1,545; collateralized
by Federal Home Loan Bank, 3.625%,
due 1/15/08, valued at $1,578
including accrued interest
(cost—$1,544)

Total Investments (cost—$36,800) (b)—100.3%		39,510

Liabilities in excess of other assets—(0.3)%		(119)

Net Assets—100.0%		$39,391

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $19,714, which represents 50.05% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments
NACM Growth Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—96.1%

Aerospace—3.7%
Boeing Co.	700	$55
Lockheed Martin Corp.	800	69
Raytheon Co.	1,200	58

		182

Capital Goods—5.3%
General Electric Co.	3,500	123
Illinois Tool Works, Inc.	1,600	72
Parker Hannifin Corp.	800	62

		257

Consumer Discretionary—13.8%
AMR Corp. (a)	900	21
AnnTaylor Stores Corp. (a)	1,800	75
Dollar Tree Stores, Inc. (a)	2,200	68
Federated Department Stores, Inc.	1,400	61
International Game Technology	800	33
J.C. Penney Co., Inc.	1,000	68
Kohl’s Corp. (a)	1,200	78
Mattel, Inc.	3,200	63
McDonald’s Corp.	1,300	51
Newell Rubbermaid, Inc.	1,100	31
Staples, Inc.	2,400	59
Wal-Mart Stores, Inc.	1,300	64

		672

Consumer Services—4.4%
Manpower, Inc.	900	55
McKesson Corp.	1,500	79
Walt Disney Co.	2,600	80

		214

Consumer Staples—6.2%
Altria Group, Inc.	700	54
Anheuser-Busch Cos., Inc.	1,000	48
Archer-Daniels-Midland Co.	800	30
Coca-Cola Co.	2,300	103
General Mills, Inc.	1,200	68

		303

Diversified Manufacturing—1.5%
Procter & Gamble Co.	1,190	74

Energy—3.7%
ConocoPhillips	700	42
Devon Energy Corp.	900	57
Diamond Offshore Drilling, Inc.	600	43
Superior Energy Services (a)	1,500	39

		181

Financial Services—3.8%
Cigna Corp.	300	35
Goldman Sachs Group, Inc.	500	84

	Shares	Value* (000s)

Morgan Stanley	900	$66

		185

Healthcare—16.0%
Abbott Laboratories	1,900	92
Baxter International, Inc.	1,600	73
Biogen Idec, Inc. (a)	1,000	45
Cardinal Health, Inc.	500	33
Celgene Corp. (a)	1,100	48
Humana, Inc. (a)	800	53
Johnson & Johnson	3,000	195
Laboratory Corp. of America Holdings (a)	900	59
Manor Care, Inc.	700	36
Medco Health Solutions, Inc. (a)	900	54
UnitedHealth Group, Inc.	1,900	93

		781

Materials & Processing—3.7%
Martin Marietta Materials, Inc.	800	68
Nucor Corp.	1,200	59
Phelps Dodge Corp.	600	51

		178

Technology—29.8%
Agilent Technologies, Inc. (a)	1,600	52
BEA Systems, Inc. (a)	4,900	74
Cisco Systems, Inc. (a)	6,800	156
Electronic Data Systems Corp.	1,700	42
Emdeon Corp. (a)	3,800	44
Emerson Electric Co.	300	25
Google, Inc., Class A (a)	100	40
Hewlett-Packard Co.	2,400	88
IMS Health, Inc.	1,900	51
International Business Machines Corp.	1,500	123
Intersil Corp.	2,100	52
Micron Technology, Inc. (a)	4,500	78
Microsoft Corp.	8,900	243
Motorola, Inc.	2,900	73
Oracle Corp. (a)	6,600	117
QUALCOMM, Inc.	1,100	40
Sun Microsystems, Inc. (a)	14,300	71
Texas Instruments, Inc.	1,100	37
Thomas & Betts Corp. (a)	1,000	48

		1,454

Telecommunications—1.3%
Level 3 Communications, Inc. (a)	11,700	62

Transportation—2.9%
CSX Corp.	2,500	82
United Parcel Service, Inc., Class B	800	58

		140

Total Common Stock (cost—$4,291)		4,683

Schedule of Investments
NACM Growth Fund
September 30, 2006 (unaudited)
	Principal Amount (000s)	Value* (000s)

Repurchase Agreement—4.1%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	$202	$202
proceeds $202; collateralized by
Fannie Mae, 3.00%, due 8/15/07,
valued at $207 including accrued,
interest (cost—$202)

Total Investments
(cost—$4,493)—100.2%		4,885

Liabilities in excess of other assets—(0.2)%		(9)

Net Assets—100.0%		$4,876

Notes to Schedule of Investments:

(a) Non-income producing.

Schedule of Investments
NACM International Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—96.6%

Australia—2.6%
Australia & New Zealand Banking Group Ltd.	41,600	$832
BHP Billiton Ltd. (b)	139,700	2,648
Lihir Gold Ltd. (a)(b)	991,400	2,088
Multiplex Group	1,178,000	3,087
Oxiana Ltd. (b)	1,419,300	3,058

		11,713

Austria—0.3%
IMMOFINANZ Immobilien Anlagen AG (a)	117,400	1,415

Belgium—4.1%
Fortis NV, UNIT,
Class A	65,200	2,644
Class B	254,000	10,304
InBev NV	34,500	1,900
KBC Groep NV	34,500	3,632

		18,480

Bermuda—0.4%
Esprit Holdings Ltd.	207,000	1,876

Cayman Islands—1.2%
Foxconn International Holdings Ltd. (a)	1,812,000	5,597

China—0.9%
China Travel International Investment Hong Kong Ltd.	3,564,000	787
Citic Pacific Ltd.	445,000	1,370
TPV Technology Ltd.	1,932,000	1,834

		3,991

Denmark—0.6%
Dampskibsselskabet TORM A/S (b)	21,600	1,117
Danske Bank A/S	36,300	1,427

		2,544

Finland—4.5%
Kesko Oyj	92,000	3,867
Nokia Oyj (b)	131,000	2,580
Outokumpu Oyj	358,800	9,153
Rautaruukki Oyj	166,800	4,785

		20,385

France—8.9%
Bacou Dalloz	7,700	902
BNP Paribas	65,650	7,055
Capgemini S.A.	20,500	1,085
Credit Agricole S.A.	88,800	3,894
Groupe Steria SCA	13,800	734
Renault S.A.	69,600	7,972
Sanofi-Aventis	86,200	7,664
Societe Generale	36,811	5,848
Total S.A.	28,392	1,862
Vallourec	12,500	2,914
Vivendi Universal S.A.	19,700	709

		40,639

Germany—2.8%
Continental AG	10,200	1,181
DaimlerChrysler AG	18,900	942
Deutsche Bank AG	22,900	2,754
Hannover Rueckversicherung AG (a)	57,500	2,417
ThyssenKrupp AG	33,700	1,132
Volkswagen AG	52,800	4,493

		12,919

Greece—0.4%
Alpha Bank AE	34,700	926
Aluminum of Greece S.A.I.C.	39,900	817

		1,743

	Shares	Value* (000s)

Hong Kong—1.2%
CLP Holdings Ltd.	472,000	$2,861
Hang Lung Properties Ltd.	63,000	134
Hong Kong Aircraft Engineering	81,000	1,166
Hopewell Holdings Ltd.	219,000	621
Yue Yuen Industrial Holdings	322,000	991

		5,773

Ireland—0.2%
C&C Group PLC	68,700	931

Italy—4.2%
Banca Popolare di Verona e Novara S.c.r.l.	72,200	1,995
Banche Popolari Unite S.c.r.l.	344,400	9,270
Capitalia SpA	91,000	753
Eni SpA	87,000	2,585
Sanpaolo IMI SpA	38,600	816
Telecom Italia SpA	1,290,400	3,659

		19,078

Japan—26.3%
Astellas Pharma, Inc.	67,600	2,722
Brother Industries Ltd.	635,000	7,988
Canon, Inc.	174,150	9,101
Denso Corp.	38,400	1,352
Fuji Heavy Industries Ltd.	314,000	1,791
FUJIFILM Holdings Corp.	30,000	1,104
Honda Motor Co., Ltd.	196,600	6,607
Ibiden Co., Ltd.	35,600	1,882
Isuzu Motors Ltd. (b)	212,000	696
Itochu Corp.	826,000	6,409
JFE Holdings, Inc.	41,200	1,616
Katokichi Co., Ltd.	116,400	952
Keiyo Co., Ltd. (b)	105,000	714
Kobe Steel Ltd.	498,000	1,565
Koei Co., Ltd. (b)	28,300	463
Konica Minolta Holdings, Inc. (a)	176,500	2,367
Marubeni Corp.	816,000	4,067
Matsushita Electric Industrial Co., Ltd.	194,000	4,102
Mazda Motor Corp.	211,000	1,280
Mitsubishi Corp.	46,400	874
Mitsui & Co., Ltd. (b)	408,000	5,200
Mitsui Trust Holdings, Inc.	63,000	718
Mizuho Financial Group, Inc.	224	1,739
Nintendo Co., Ltd.	15,000	3,093
Nippon Electric Glass Co., Ltd.	108,000	2,383
Nippon Suisan Kaisha Ltd.	206,000	1,159
Nippon Yusen KK	433,000	2,640
Nipro Corp.	56,000	1,021
Nissan Motor Co., Ltd.	84,500	946
Nitto Boseki Co., Ltd.	280,000	914
Parco Co., Ltd.	105,000	1,312
Resona Holdings, Inc. (b)	852	2,559
Ricoh Co., Ltd.	98,000	1,950
Shinko Electric Industries Co., Ltd.	21,700	605

Schedule of Investments
NACM International Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Japan—(continued)
Star Micronics Co., Ltd.	41,000	$781
Sumco Corp.	12,000	888
Sumitomo Metal Industries Ltd. (b)	1,311,000	5,032
Sumitomo Mitsui Financial Group, Inc. (b)	104	1,092
Suzuken Co., Ltd. (b)	18,700	701
Suzuki Motor Corp. (b)	94,500	2,401
TDK Corp.	35,500	2,844
Tokyo Gas Co., Ltd. (b)	731,000	3,666
Toshiba Corp. (b)	166,000	1,077
Toyota Motor Corp.	196,300	10,682
Yamaha Corp. (b)	309,200	6,510

		119,565

Netherlands—2.6%
Heineken NV	118,900	5,439
ING Groep NV	49,600	2,180
USG People NV	56,300	3,936

		11,555

Norway—3.1%
DNB NOR ASA	321,400	3,931
Ementor ASA (a)	242,000	1,106
Orkla ASA	191,500	9,105

		14,142

Singapore—0.4%
SembCorp Marine Ltd. (b)	904,000	1,898

Spain—2.9%
ACS Actividades Construcciones y Servicios S.A.	20,700	981
Banco Bilbao Vizcaya Argentaria S.A.	128,600	2,974
Banco Santander Central Hispano S.A.	71,251	1,125
Gestevision Telecinco S.A.	39,800	1,014
Repsol YPF S.A.	154,300	4,587
Telefonica S.A.	154,628	2,677

		13,358

Sweden—3.8%
Nordea Bank AB	218,000	2,855
Sandvik AB	672,400	7,702
Skandinaviska Enskilda Banken AB, Class B	75,000	2,017
Svenska Handelsbanken AB, Class A	171,600	4,637

		17,211

Switzerland—6.6%
Nestle S.A.	10,985	3,828
Novartis AG	47,600	2,777
Roche Holdings AG	75,407	13,028
Swiss Reinsurance	57,500	4,395
UBS AG	63,486	3,795
Zurich Financial Services AG	8,142	1,999

		29,822

	Shares	Value* (000s)

United Kingdom—18.6%
3i Group PLC	87,900	$1,538
AstraZeneca PLC	44,919	2,806
Aviva PLC	43,940	644
Barclays PLC	382,505	4,824
Barratt Developments PLC	65,600	1,309
BHP Billiton PLC	334,400	5,762
BP PLC	113,701	1,243
British Airways PLC (a)	160,700	1,284
British American Tobacco PLC	177,900	4,812
British Energy Group PLC (a)	120,800	1,310
BT Group PLC	569,400	2,860
GlaxoSmithKline PLC	434,626	11,559
Greene King PLC	52,400	886
HBOS PLC	143,488	2,837
HSBC Holdings PLC	457,200	8,340
Lonmin PLC	45,700	2,188
Marks & Spencer Group PLC	209,800	2,524
Old Mutual PLC	458,500	1,437
Rio Tinto PLC	117,900	5,579
Royal Bank of Scotland Group PLC	122,900	4,229
Royal Dutch Shell PLC, Class B	57,500	1,956
Scottish & Newcastle PLC	89,400	954
Taylor Woodrow PLC	708,800	4,715
Vodafone Group PLC	294,911	674
Wilson Bowden PLC	104,900	3,522
Wimpey George PLC	404,900	3,930
WM Morrison Supermarkets PLC	191,600	890

		84,612

Total Common Stock (cost—$403,561)		439,247

SHORT-TERM INVESTMENTS—14.56%

Collateral Invested for Securities on Loan (c)(d)—10.2%
Allianz Dresdner Daily Asset Fund	46,511,986	46,512

	Principal Amount (000s)

Repurchase Agreement—4.4%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	$20,255	20,255
proceeds $20,263; collateralized
by Federal Home Loan Bank, 3.875%,
due 6/8/07, valued at $20,661 including accrued interest (cost—$20,255)

Total Short-Term Investments
(cost—$66,767)		66,767

Total Investments
(cost—$470,328) (e)—111.2%		506,014

Liabilities in excess of other assets—(11.2)%		(51,072)

Net Assets—100.0%		$454,942

Schedule of Investments
NACM International Fund
September 30, 2006 (unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $44,105; cash collateral of $46,512 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $428,456, which represents 94.18% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:
UNIT - More than one class of securities traded together.

Schedule of Investments
NACM Pacific Rim Fund
 September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—95.0%

Australia—8.8%
AMP Bank Ltd. (b)	692,603	$4,613
BHP Billiton Ltd. (b)	196,271	3,720
Commonwealth Bank of Australia (b)	82,282	2,804
CSL Ltd. (b)	66,946	2,688
Macquarie Bank Ltd. (b)	44,335	2,286
Rio Tinto Ltd. (b)	33,288	1,736
Westpac Capital Corp. (b)	150,045	2,538
Woodside Petroleum Ltd. (b)	80,357	2,349

		22,734

China—8.1%
AAC Acoustic Technology Holdings, Inc. (a)	3,632,000	4,194
Celestial Nutrifoods Ltd. (a)(b)	4,611,000	4,448
China Hongxing Sports Ltd. (b)	2,420,000	2,457
China Shenhua Energy Co., Ltd., Class H	1,147,400	1,846
Foxconn International Holdings Ltd. (a)	1,759,000	5,433
Nine Dragons Paper Holdings Ltd. (a)	2,183,100	2,477

		20,855

Hong Kong—5.2%
Hengan International Group Co., Ltd.	1,652,000	3,545
Hutchison Telecommunications International Ltd. (a)	1,454,000	2,554
Melco International Development	605,000	1,294
Shangri-La Asia Ltd.	1,647,150	3,635
Shun TAK Holdings Ltd.	2,064,000	2,433

		13,461

India—3.2%
ACC Ltd.	88,315	1,918
Satyam Computer Services Ltd. ADR (b)	88,600	3,428
Sterlite Industries India Ltd.	316,663	3,007

		8,353

Indonesia—5.9%
Bakri Brothers (a)	149,096,500	2,426
PT Bank Niaga Tbk.	20,393,000	1,634
PT Ciputra Surya Tbk.	16,248,000	1,317
PT Kawasan Industri Jababeka Tbk.	100,141,000	1,355
PT Perusahaan Gas Negara	2,556,500	3,339
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.	3,891,500	1,865
PT United Tractors Tbk.	4,928,500	3,224

		15,160

Japan—52.0%
Advantest Corp.	26,600	1,326
Amada Co., Ltd. (b)	338,000	3,398

	Shares	Value* (000s)

Denso Corp.	64,000	$2,253
Haseko Corp. (a)(b)	1,993,500	6,867
Hitachi Construction Machinery Co., Ltd.	85,900	1,924
Honeys Co., Ltd. (b)	80,480	4,117
Hoosiers Corp. (b)	1,011	1,422
Ibiden Co., Ltd.	63,000	3,330
Japan Steel Works Ltd. (b)	695,000	4,763
JGC Corp.	118,000	1,975
Kawasaki Heavy Industries Ltd. (b)	576,000	1,909
Kirin Brewery Co., Ltd.	158,000	2,111
KK DaVinci Advisors (a)(b)	4,192	4,022
Komatsu Electronic Metals Co., Ltd. (b)	81,100	3,207
Marubeni Corp.	520,000	2,592
Mitsubishi Heavy Industries Ltd. (b)	541,000	2,241
Mitsubishi Tokyo Financial Group, Inc.	608	7,824
Mitsui & Co., Ltd. (b)	196,000	2,498
Mitsui Fudosan Co., Ltd.	63,000	1,433
Mizuho Financial Group, Inc.	634	4,923
Murata Manufacturing Co., Ltd.	18,600	1,293
Nikon Corp. (b)	139,000	2,876
Nintendo Co., Ltd.	13,000	2,680
Nishi-Nippon City Bank Ltd.	579,000	2,846
Nissan Motor Co., Ltd.	109,900	1,231
Nomura Holdings, Inc.	137,500	2,421
Nomura Research Institute Ltd.	27,600	3,832
Orix Corp. (b)	12,410	3,429
Osaka Securities Exchange Co., Ltd.	654	2,308
Sanyo Special Steel Co., Ltd.	167,000	1,293
Sumitomo Metal Industries Ltd. (b)	656,000	2,518
Sumitomo Mitsui Financial Group, Inc.	498	5,229
T&D Holdings, Inc. (b)	53,050	3,843
Taiheiyo Cement Corp.	765,000	2,833
Takeda Pharmaceutical Co., Ltd.	50,300	3,143
Takeuchi Manufacturing Co., Ltd.	52,100	2,421
THK Co., Ltd.	108,800	2,575
Toho Tenax Co., Ltd. (a)(b)	312,000	2,252
Tokuyama Corp. (b)	193,000	2,582
Tokyu Land Corp.	516,000	4,898
Tokyu Livable, Inc. (b)	24,200	1,963
Toshiba Corp. (b)	191,000	1,239
Toyota Motor Corp.	142,200	7,738
Yamada Denki Co., Ltd.	28,800	2,892

		134,470

Malaysia—2.3%
Commerce Asset-Holding Bhd.	1,914,400	3,449
IOI Corp.	575,000	2,526

		5,975

Schedule of Investments
NACM Pacific Rim Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Singapore—5.0%
DBS Group Holdings Ltd.	263,000	$3,175
Inter-Roller Engineering Ltd.	4,866,000	2,540
Midas Holdings Ltd.	3,075,000	1,844
Singapore Exchange Ltd.	1,389,000	3,875
UOL Group Ltd.	609,000	1,336

		12,770

South Korea—4.0%
Hyundai Engineering & Construction Co., Ltd. (a)	98,100	5,274
Korea Zinc Co., Ltd.	16,400	1,484
Shinhan Financial Group Co., Ltd.	30,220	1,359
STX Pan Ocean Co., Ltd.	4,418,000	2,350

		10,467

Taiwan—0.5%
ASE Test Ltd. (a)(b)	163,300	1,394

Total Common Stock (cost—$226,875)		245,639

SHORT-TERM INVESTMENTS—34.6%

Collateral Invested for Securities on Loan (c)(d)—29.1%
Allianz Dresdner Daily Asset Fund	75,279,137	75,279

	Principal Amount (000s)

Repurchase Agreement—5.5%
State Street Bank & Trust Co.
dated 9/29/06, 4.90%, due
10/2/06, proceeds $14,140;	$14,134	14,134
collateralized by Federal
Home Loan Bank, 3.875%,
due 6/8/07, valued at
$14,419 including accrued
interest (cost—$14,134)

Total Short-Term Investments (cost—$89,413)		89,413

Total Investments (cost—$316,288) (e)—129.6%		335,052

Liabilities in excess of other assets—(29.6)%		(76,478)

Net Assets—100.0%		$258,574

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $70,108; cash collateral of $75,279 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $231,657, which represents 89.59% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments
NFJ Dividend Value Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—92.4%

Consumer Discretionary—8.5%
CBS Corp. (b)	2,773,200	$78,121
Mattel, Inc.	3,280,000	64,616
Stanley Works (b)	962,000	47,956
V.F. Corp. (b)	920,900	67,180
Whirlpool Corp. (b)	678,700	57,085

		314,958

Consumer Staples—14.2%
Altria Group, Inc.	1,197,000	91,630
Anheuser-Busch Cos., Inc. (b)	1,700,000	80,767
Coca-Cola Co. (b)	1,998,400	89,288
ConAgra Foods, Inc. (b)	2,463,000	60,294
Kimberly-Clark Corp.	1,330,000	86,929
Reynolds American, Inc. (b)	810,000	50,196
Supervalu, Inc. (b)	2,395,200	71,018

		530,122

Energy—14.3%
Anadarko Petroleum Corp. (b)	2,068,000	90,640
Chevron Corp.	1,130,000	73,292
ConocoPhillips (b)	1,413,100	84,122
Marathon Oil Corp.	1,772,000	136,267
Occidental Petroleum Corp.	1,614,000	77,650
PetroChina Co., Ltd. ADR (b)	650,000	69,972

		531,943

Financial Services—25.4%
Allstate Corp.	1,281,400	80,382
Bank of America Corp.	1,349,000	72,266
Duke Realty Corp., REIT (b)	791,000	29,544
Freddie Mac	1,214,400	80,551
JPMorgan Chase & Co.	1,512,000	71,003
Key Corp.	3,775,000	141,336
Lincoln National Corp. (b)	1,250,000	77,600
Morgan Stanley	870,000	63,432
Regions Financial Corp. (b)	3,350,000	123,246
St. Paul Travelers Cos., Inc.	1,731,000	81,167
Washington Mutual, Inc. (b)	2,910,000	126,498

		947,025

Healthcare—8.6%
GlaxoSmithKline PLC ADR	1,587,000	84,476
Merck & Co., Inc. (b)	2,044,400	85,661
Pfizer, Inc.	5,315,700	150,753

		320,890

Industrial—4.5%
Deere & Co. (b)	458,500	38,473
Masco Corp. (b)	1,969,000	53,990
RR Donnelley & Sons Co.	2,256,700	74,381

		166,844

	Shares	Value* (000s)

InformationTechnology—3.4%
International Business Machines Corp.	594,000	$48,672
Seagate Technology, Inc. (a)(b)	3,400,000	78,506

		127,178

Materials & Processing—2.8%
Dow Chemical Co. (b)	1,522,000	59,327
Lyondell Chemical Co. (b)	1,840,000	46,681

		106,008

Telecommunications—6.2%
AT&T, Inc. (b)	2,420,000	78,795
Verizon Communications, Inc. (b)	2,230,000	82,800
Windstream Corp.	5,266,544	69,466

		231,061

Utilities—4.5%
DTE Energy Co. (b)	1,333,000	55,333
KeySpan Corp.	786,000	32,336
Progress Energy, Inc. (b)	370,000	16,790
Sempra Energy	1,240,000	62,310

		166,769

Total Common Stock (cost—$3,136,266)		3,442,798

SHORT-TERM INVESTMENTS—27.6%

Collateral Invested for Securities on Loan (d)—17.0%
Allianz Dresdner Daily Asset Fund (e)	47,000,000	47,000

	Principal Amount (000s)

Adirondack 2005-1 Corp.,
5.303% due 10/11/06 (c)	$19,000	18,967
Altius I Funding Corp.,
5.303% due 10/13/06 (c)	50,000	49,897
Bank of America N.A.,
5.425% due 6/19/07, FRN (c)	20,000	20,000
Canadian Imperial Bank,
5.370% due 10/2/06	15,019	15,019
Countrywide Financial Corp.,
5.547% due 11/3/06, FRN	1,340	1,340
Credit Suisse First Boston,
5.522% due 1/12/07, FRN	20,000	19,994
G Street Finance Corp.,
5.302% due 10/10/06	10,000	9,984
Giro Funding U.S. Corp.,
5.295% due 10/23/06 (c)	20,000	19,930
Goldman Sachs Group L.P., Series 2,
5.380% due 9/15/07, FRN (c)	8,000	8,000

Schedule of Investments
NFJ Dividend Value Fund
September 30, 2006 (unaudited)

	Principal Amount (000s)	Value* (000s)

Collateral Invested for Securities on Loan (d)—(continued)
K2 Corp.,
5.434% due 10/25/06, FRN (c)	$10,000	$10,000
Links Finance LLC,
5.414% due 10/6/06, FRN (c)	5,000	5,000
Merrill Lynch & Co.,
5.338% due 7/27/07, FRN	10,000	10,000
Morgan Stanley,
5.410% due 2/2/07, FRN	2,000	2,000
5.425% due 2/15/07, FRN	10,000	10,006
5.435% due 4/5/07	10,000	10,000
Morrigan TRR Funding LLC (c),
5.333% due 10/19/06	15,000	14,956
5.343% due 10/13/06	30,000	29,938
5.373% due 10/18/06	10,000	9,972
Nelnet, Inc.,
5.294% due 10/3/06 (c)	77,000	76,717
Northern Rock PLC,
5.370% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.300% due 10/23/06	30,000	29,895
5.301% due 10/5/06	22,079	22,060
5.303% due 10/5/06	35,000	34,969
5.306% due 11/27/06	25,000	25,000
5.309% due 1/19/07	20,000	20,000
Park Sienna LLC,
5.453% due 10/2/06	5,000	4,998
Sierra Madre Funding Delaware Corp. (c),
5.322% due 10/24/06	34,000	33,876
5.327% due 10/30/06	20,000	19,909
Sigma Finance, Inc. FRN (c),
5.425% due 4/16/07	20,000	19,998
5.431% due 4/5/07	10,000	10,004
5.431% due 6/20/07	15,000	15,000
Starbird Funding Corp.,
5.313% due 10/25/06 (c)	5,000	4,981

		631,410

Repurchase Agreement—10.6%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due
10/2/06, proceeds $396,137;	395,975	395,975
collateralized by Federal Home
Loan Bank, 3.875%-4.875%,
due 5/15/07-6/8/07, valued at
$304,278 including accrued
interest; and Freddie Mac,
2.875%, due 5/15/07, valued
at $99,617 including accrued
interest (cost—$395,975)

Total Short-Term Investments (cost—$1,026,726)		1,027,385

Value* (000s)

Total Investments (cost—$4,162,992)—120.0%	$4,470,183

Liabilities in excess of other assets—(20.0)%	(744,652)

Net Assets—100.0%	$3,725,531

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $611,295; cash collateral of $629,973 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

(e) Affiliated fund.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

REIT—Real Estate Investment Trust

Schedule of Investments
NFJ International Value Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—92.6%

Australia—1.7%
Amcor Ltd. ADR	110,000	$2,422

Belgium—2.2%
Etablissements Delhaize Feres ET CIE ADR	38,000	3,181

Bermuda—3.0%
Frontline Ltd. (b)	32,500	1,252
RenaissanceRe Holdings Ltd.	55,000	3,058

		4,310

Brazil—11.5%
Cia de Saneamento Basico do Estado, de Sao Paulo ADR	138,000	4,154
Companhia Vale do Rio Doce ADR	134,000	2,889
Empresa Brasileira de Aeronautica S.A. ADR	34,000	1,335
Petroleo Brasileiro S.A. ADR	50,000	4,192
Votorantim Celulose e Papel S.A. ADR	227,000	3,845

		16,415

Canada—9.8%
Agrium, Inc.	61,000	1,646
Canadian Pacific Railway Ltd. (b)	50,000	2,487
Magna International, Inc. Class A (b)	32,000	2,337
Methanex Corp.	59,000	1,436
Petro-Canada	69,000	2,783
Quebecor World, Inc.	94,000	1,001
TransCanada Corp. (b)	75,000	2,358

		14,048

Cayman Islands—1.3%
Seagate Technology, Inc. (a)	78,000	1,801

China—6.8%
Aluminum Corp. of China Ltd. ADR	52,000	3,313
Sinopec Shanghai Petrochemical Co., Ltd. ADR	66,000	3,284
Yanzhou Coal Mining Co., Ltd. ADR	93,000	3,171

		9,768

France—2.0%
AXA S.A. ADR (b)	76,000	2,805

Japan—2.9%
Canon, Inc. ADR	49,500	2,589
Nissan Motor Co., Ltd. ADR (b)	68,000	1,527

		4,116

	Shares	Value* (000s)

Marshall Islands—0.9%
Teekay Shipping Corp. (b)	30,300	$1,246

Mexico—7.0%
Cemex S.A. de C.V. ADR (a)(b)	136,000	4,091
Coca-Cola Femsa, S.A. de C.V. ADR	93,000	2,908
Telefonos de Mexico S.A. de C.V. ADR	118,000	3,019

		10,018

Netherlands—7.5%
ABN AMRO Holding NV ADR	194,000	5,668
ING Groep NV ADR	114,000	5,014

		10,682

Norway—1.8%
Norsk Hydro ASA ADR (b)	116,000	2,611

Peru—1.1%
Compania de Minas Buenaventura, S.A.u. ADR	61,000	1,647

South Africa—1.1%
Sasol Ltd. ADR	48,500	1,595

South Korea—12.3%
Korea Electric Power Corp. ADR	247,000	4,829
KT Corp. ADR	193,000	4,144
POSCO ADR (b)	87,000	5,649
SK Telecom Co., Ltd. ADR	129,000	3,048

		17,670

Sweden—2.8%
Volvo AB ADR	66,000	3,940

Taiwan—3.5%
AU Optronics Corp. ADR (b)	158,619	2,260
Siliconware Precision Industries Co. ADR (b)	471,431	2,805

		5,065

United Kingdom—13.4%
British American Tobacco PLC ADR	58,000	3,173
Diageo PLC ADR	25,800	1,833
GlaxoSmithKline PLC ADR	60,000	3,194
HSBC Holdings PLC ADR (b)	30,000	2,746
Imperial Chemical Industries PLC ADR	55,000	1,646
Unilever PLC ADR	118,000	2,927
United Utilities PLC ADR (b)	137,000	3,628

		19,147

Total Common Stock (cost—$125,541)		132,487

Schedule of Investments
NFJ International Value Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

SHORT-TERM INVESTMENTS—22.4%

Collateral Invested for Securities on Loan (c)(d)—16.1%
Allianz Dresdner Daily Asset Fund	23,052,967	$23,053

	Principal Amount (000s)

Repurchase Agreement—6.3%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	$9,045	9,045
proceeds $9,049; collateralized
by Fannie Mae, 3.00%, due 8/15/07,
valued at $9,227 including accrued
interest (cost—$9,045)

Total Short-Term Investments (cost—$32,098)		32,098

Total Investments (cost—$157,639)—115.0%		164,585

Liabilities in excess of other assets—(15.0)%		(21,435)

Net Assets—100.0%		$143,150

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $22,156; cash collateral of $23,053 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments
NFJ Large-Cap Value Fund
September 30, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—95.2%

Consumer Discretionary—13.4%
Carnival Corp. (a)	43,000	$2,022
CBS Corp.	138,000	3,887
Federated Department Stores, Inc.	46,000	1,988
Fortune Brands, Inc.	26,000	1,953
Gannett Co., Inc. (a)	68,000	3,864
General Motors Corp. (a)	123,000	4,091
Johnson Controls, Inc.	28,000	2,009
Limited Brands, Inc. (a)	73,000	1,934
McDonald’s Corp.	48,000	1,878
Paccar, Inc.	67,000	3,820

		27,446

Consumer Staples—5.6%
Altria Group, Inc.	51,000	3,904
Anheuser-Busch Cos., Inc.	40,000	1,900
Coca-Cola Enterprises, Inc.	91,000	1,896
Kimberly-Clark Corp.	59,000	3,856

		11,556

Energy—12.7%
Apache Corp.	91,000	5,751
ConocoPhillips	100,000	5,953
GlobalSantaFe Corp.	79,000	3,949
Occidental Petroleum Corp.	86,000	4,138
Valero Energy Corp.	120,000	6,176

		25,967

Financial Services—32.4%
Allstate Corp.	126,000	7,904
Bank of America Corp.	109,000	5,839
Citigroup, Inc.	115,000	5,712
Countrywide Financial Corp.	113,000	3,959
Equity Office Properties Trust, REIT (a)	95,000	3,777
Fannie Mae	35,200	1,968
Freddie Mac	29,200	1,939
Key Corp.	102,000	3,819
Lehman Brothers Holdings, Inc. (a)	81,000	5,983
Marsh & McLennan Cos., Inc.	68,000	1,914
MetLife, Inc. (a)	104,000	5,895
Simon Property Group, Inc., REIT	43,000	3,897
St. Paul Travelers Cos., Inc.	170,000	7,971
Washington Mutual, Inc. (a)	132,000	5,738

		66,315

Healthcare—5.4%
Cigna Corp.	16,000	1,861
HCA, Inc.	30,000	1,497
Johnson & Johnson	30,000	1,948
Merck & Co., Inc.	45,000	1,886
Pfizer, Inc.	136,000	3,857

		11,049

Industrial—8.5%
3M Co.	25,000	1,860
Burlington Northern Santa Fe Corp.	26,000	1,909

		Value*
	Shares	(000s)

Deere & Co. (a)	49,000	$4,112
Masco Corp.	211,000	5,786
Northrop Grumman Corp.	56,000	3,812

		17,479

Information Technology—1.0%
Hewlett-Packard Co.	53,000	1,945

Materials & Processing—9.6%
Alcoa, Inc. (a)	141,000	3,954
Dow Chemical Co.	147,000	5,730
Phelps Dodge Corp.	47,000	3,981
PPG Industries, Inc.	29,000	1,945
Weyerhaeuser Co.	64,000	3,938

		19,548

Telecommunications—3.8%
AT&T, Inc. (a)	118,000	3,842
Verizon Communications, Inc. (a)	107,000	3,973

		7,815

Utilities—2.8%
TXU Corp.	93,000	5,814

Total Common Stock (cost—$181,155)		194,934

SHORT-TERM INVESTMENTS—21.3%

Collateral Invested for Securities on Loan (b)(c)—16.2%
Allianz Dresdner Daily Asset Fund	33,279,642	33,280

	Principal
	Amount
	(000s)

Repurchase Agreement—5.1%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	$10,398	10,398
proceeds $10,402; collateralized
by Fannie Mae, 3.00%, due 8/15/07,
valued at $10,606 including
accrued interest (cost—$10,398)

Total Short-Term Investments (cost—$43,678)		43,678

Total Investments (cost—$224,833)—116.5%		238,612

Liabilities in excess of other assets—(16.5)%		(33,924)

Net Assets—100.0%		$204,688

Schedule of Investments
 NFJ Large-Cap Value Fund
 September 30, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $32,437; cash collateral of $33,280 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

REIT- Real Estate Investment Trust

Schedule of Investments
NFJ Mid-Cap Value Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—99.2%

Consumer Discretionary—11.8%
Dollar General Corp.	2,000	$27
Harley-Davidson, Inc.	400	25
Limited Brands, Inc.	1,000	27
Mattel, Inc.	1,400	28
V.F. Corp.	400	29

		136

Consumer Staples—7.5%
ConAgra Foods, Inc.	1,200	29
Pepsi Bottling Group, Inc.	800	28
Supervalu, Inc.	1,000	30

		87

Energy—12.6%
Anadarko Petroleum Corp.	700	31
Chesapeake Energy Corp.	1,000	29
Cimarex Energy Co.	800	28
Hess Corp.	700	29
Pogo Producing Co.	700	28

		145

Financial Services—25.3%
Astoria Financial Corp.	900	28
Comerica, Inc.	500	28
Key Corp.	800	30
Lincoln National Corp.	500	31
Loews Corp.	700	27
Mercury General Corp.	600	30
Nationwide Financial Services	600	29
PNC Financial Services Group, Inc.	400	29
Regions Financial Corp.	800	29
Reinsurance Group of America	600	31

		292

Healthcare—7.4%
Health Management Associates, Inc.	1,300	27
Mylan Laboratories, Inc.	1,400	28
Omnicare, Inc.	700	30

		85

Industrial—7.4%
Masco Corp.	1,000	27
RR Donnelley & Sons Co.	900	30
Teleflex, Inc.	500	28

		85

Information Technology—5.3%
CDW Corp.	500	31
Seagate Technology, Inc. (a)	1,300	30

		61

Materials & Processing—9.5%
Alcan, Inc.	700	28
Freeport-McMoran Copper & Gold, Inc., Class B	500	27
International Flavors & Fragrances, Inc.	700	28
Lubrizol Corp.	600	27

		110

	Shares	Value* (000s)

Telecommunications—2.5%
Windstream Corp.	2,200	$29

Utilities—9.9%
Atmos Energy Corp.	1,000	29
DTE Energy Co.	700	29
KeySpan Corp.	700	29
Progress Energy, Inc.	600	27

		114

Total Common Stock (cost—$1,139)		1,144

	Principal Amount (000s)

Repurchase Agreement—3.0%
State Street Bank & Trust Co., dated 9/29/06, 4.90%, due 10/2/06,	$35	35
proceeds $35; collateralized by
Federal Home Loan Bank, 3.625%, due
1/15/08, valued at $40, including accrued
interest (cost—$35)

Total Investments (cost—$1,174)—102.2%		1,179

Liabilities in excess of other assets—(2.2)%		(25)

Net Assets—100.0%		$1,154

Notes to Schedule of Investments:

(a) Non-income producing.

Schedule of Investments
NFJ Small-Cap Value Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—95.4%

Communications—0.8%
Iowa Telecommunications Services, Inc.	1,678,000	$33,208

Consumer Discretionary—9.0%
ArvinMeritor, Inc. (b)	2,073,000	29,520
Brown Shoe Co., Inc.	1,035,100	37,098
Cato Corp., Class A	1,445,500	31,671
CKE Restaurants, Inc.	150,000	2,508
Claire’s Stores, Inc.	1,127,000	32,863
Ethan Allen Interiors, Inc. (b)	945,000	32,754
Intrawest Corp. (b)	470,800	16,262
Journal Register Co.	1,819,000	10,314
Kellwood Co. (b)	1,215,000	35,029
Lancaster Colony Corp.	690,000	30,884
M.D.C. Holdings, Inc. (b)	314,000	14,585
M/I Homes, Inc. (b)	459,400	16,240
Sturm, Ruger & Co., Inc. (a)(b)	475,000	3,676
Thor Industries, Inc. (b)	717,500	29,539
United Auto Group, Inc. (b)	1,713,000	40,084

		363,027

Consumer Staples—7.8%
Chiquita Brands International, Inc. (b)	1,099,400	14,710
Corn Products International, Inc. (b)	1,228,000	39,959
Fresh Del Monte Produce, Inc. (b)	1,573,200	27,358
JM Smucker Co.	919,500	44,090
Loews Corp. - Carolina Group	825,000	45,697
PepsiAmericas, Inc.	1,580,000	33,717
Pilgrim’s Pride Corp. (b)	1,233,900	33,747
Ruddick Corp.	1,280,700	33,337
Universal Corp. (b)	1,126,500	41,151

		313,766

Energy—10.1%
Berry Petroleum Co., Class A (b)	1,455,400	40,984
Buckeye Partners L.P., UNIT (b)	915,000	39,894
Cabot Oil & Gas Corp. (b)	945,000	45,294
Frontier Oil Corp., ADR	1,120,300	29,778
Holly Corp. (b)	963,100	41,731
Magellan Midstream Partners L.P., UNIT (b)	1,295,000	47,785
Range Resources Corp.	1,528,000	38,567
St. Mary Land & Exploration Co. (b)	1,065,000	39,096
Suburban Propane Partners L.P.	113,400	3,828
TC Pipelines L.P., UNIT (b)	181,400	5,540
Tidewater, Inc. (b)	799,000	35,308
Valero L.P. (b)	395,000	19,750
W&T Offshore, Inc. (b)	340,200	9,937
Western Refining, Inc.	395,000	9,180

		406,672

Financial Services—20.0%
Advance America, Cash Advance Centers, Inc. (b)	316,400	4,562

	Shares	Value* (000s)

American Equity Investment Life Holding Co. (b)	1,443,300	$17,709
American Financial Group, Inc. (b)	922,000	43,269
AmerUs Group Co.	727,100	49,450
BancorpSouth, Inc.	1,155,000	32,063
CBL & Assoc. Properties, Inc., REIT (b)	1,090,000	45,682
Delphi Financial Group, Inc., Class A (b)	1,064,500	42,452
Equity One, Inc., REIT (b)	1,643,800	39,402
First Industrial Realty Trust Inc., REIT (b)	1,067,000	46,948
FirstMerit Corp.	397,400	9,208
Fremont General Corp. (b)	1,650,000	23,084
Healthcare Realty Trust, Inc., REIT (b)	1,246,000	47,859
Hilb Rogal & Hobbs Co. (b)	972,000	41,456
HRPT Properties Trust, REIT	3,445,000	41,168
Infinity Property & Casualty Corp. (b)	289,200	11,895
Kingsway Financial Services, Inc. (b)	677,100	15,390
LandAmerica Financial Group, Inc. (b)	586,000	38,553
Nationwide Health Properties, Inc., REIT (b)	1,973,000	52,758
New Plan Excel Realty Trust, Inc., REIT (b)	1,693,000	45,795
Old National Bancorp (b)	799,500	15,270
Potlatch Corp., REIT (b)	1,069,038	39,661
Provident Bankshares Corp.	1,053,000	39,014
Susquehanna Bancshares, Inc. (b)	940,000	22,974
Washington Federal, Inc.	1,600,000	35,904
WP Stewart & Co., Ltd.	360,900	4,497

		806,023

Healthcare—3.3%
Arrow International, Inc.	795,000	25,289
Hillenbrand Industries, Inc. (b)	590,000	33,618
Invacare Corp.	1,200,000	28,224
Owens & Minor, Inc.	1,251,000	41,145
West Pharmaceutical Services, Inc. (b)	150,000	5,891

		134,167

Industrial—22.5%
Acuity Brands, Inc.	883,000	40,088
Albany International Corp., Class A (b)	1,101,500	35,050
Arkansas Best Corp. (b)	896,100	38,559
Banta Corp. (b)	844,200	40,184
Barnes Group, Inc.	1,848,000	32,451
Briggs & Stratton Corp. (b)	1,272,200	35,049
Crane Co.	1,016,000	42,469
Curtiss-Wright Corp. (b)	1,408,400	42,745
DRS Technologies, Inc. (b)	830,400	36,264
Frontline Ltd. (b)	915,000	35,237
General Maritime Corp. (b)	1,008,000	36,873
Harsco Corp.	468,500	36,379
John H. Harland Co.	876,000	31,930
Kennametal, Inc.	778,900	44,125
Lennox International, Inc.	1,237,000	28,327
Lincoln Electric Holdings, Inc.	854,000	46,500
Mueller Industries, Inc. (b)	1,108,000	38,968

Schedule of Investments
NFJ Small-Cap Value Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Industrial—(continued)
Regal-Beloit Corp. (b)	815,500	$35,474
Schawk, Inc. (b)	566,900	10,329
Simpson Manufacturing Co., Inc. (b)	1,405,200	37,982
Skywest, Inc.	1,696,000	41,586
Teekay Shipping Corp. (b)	873,400	35,905
Teleflex, Inc.	417,100	23,207
Universal Forest Products, Inc.	519,200	25,467
Werner Enterprises, Inc. (b)	2,204,000	41,237
World Fuel Services Corp. (b)	394,800	15,970

		908,355

Information Technology—0.7%
Landauer, Inc.	320,000	16,240
Methode Electronics, Inc.	1,196,300	11,377

		27,617

Materials & Processing—10.3%
Agnico-Eagle Mines Ltd. (b)	1,385,000	43,115
Cleveland-Cliffs, Inc. (b)	1,106,800	42,180
Commercial Metals Co.	1,885,000	38,322
Lubrizol Corp.	905,000	41,385
Massey Energy Co. (b)	724,500	15,171
Methanex Corp.	1,749,500	42,583
Olin Corp.	2,113,000	32,456
Quanex Corp. (b)	982,500	29,819
Rock-Tenn Co., Class A	938,000	18,572
RPM International, Inc. (b)	2,149,800	40,825
Sensient Technologies Corp. (b)	1,640,000	32,095
Sonoco Products Co.	1,149,000	38,652

		415,175

Utilities—10.9%
Atmos Energy Corp.	1,380,000	39,399
Cleco Corp. (b)	1,577,000	39,804
Duquesne Light Holdings, Inc. (b)	2,275,000	44,726
Energen Corp.	1,182,000	49,490
National Fuel Gas Co. (b)	1,130,000	41,076
Peoples Energy Corp. (b)	959,000	38,983
Southwest Gas Corp.	790,000	26,323
UGI Corp.	1,685,000	41,198
Vectren Corp.	1,400,000	37,590
Westar Energy, Inc.	1,770,000	41,613
WGL Holdings, Inc.	1,355,000	42,466

		442,668

Total Common Stock (cost—$3,105,033)		3,850,678

	Principal Amount (000s)	Value* (000s)

SHORT-TERM INVESTMENTS—33.4%

Collateral Invested for Securities on Loan (d)—28.5%
Adirondack 2005-1 Corp.,
5.303% due 10/11/06 (c)	$25,000	$24,956
Altius I Funding Corp.,
5.303% due 10/13/06 (c)	50,000	49,898
Bank of America N.A.,
5.425% due 6/19/07, FRN (c)	50,000	50,000
5.445% due 10/2/06	77,000	77,000
Bavaria TRR Corp.,
5.324% due 10/25/06 (c)	58,000	57,779
Canadian Imperial Bank,
5.37% due 10/2/06	32,399	32,399
Citigroup Global Markets, Inc.,
5.445% due 10/2/06	144,000	144,000
Countrywide Financial Corp.,
5.547% due 11/3/06, FRN	10,000	10,000
Credit Suisse First Boston,
5.522% due 1/12/07, FRN	20,000	19,994
G Street Finance Corp.,
5.302% due 10/10/06	15,000	14,976
Giro Funding U.S. Corp. (c),
5.295% due 10/23/06	20,000	19,930
5.313% due 10/25/06	18,753	18,681
Goldman Sachs Group L.P., Series 2,
5.38% due 9/15/07, FRN (c)	10,000	10,000
K2 Corp. 5.434% due 10/25/06, FRN (c)	20,000	20,000
KKR Atlantic Funding Trust,
5.324% due 10/20/06 (c)	45,000	44,801
Links Finance LLC,
5.431% due 1/25/07, FRN (c)	15,000	14,999
Merrill Lynch & Co.,
5.338% due 7/27/07, FRN	10,000	10,000
Morgan Stanley,
5.41% due 2/2/07, FRN	10,000	10,000
5.425% due 2/15/07, FRN	10,000	10,006
5.435% due 4/5/07	50,000	50,000
Morrigan TRR Funding LLC (c),
5.333% due 10/19/06	10,000	9,970
5.343% due 10/13/06	30,000	29,938
5.373% due 10/18/06	50,000	49,861
5.38% due 10/11/06	30,000	29,947
Natexis Banques Populaires, FRN,
5.398% due 3/7/07	22,000	22,000
5.43% due 5/11/07	10,000	10,000
Northern Rock PLC,
5.37% due 8/3/07, FRN (c)	2,000	2,000

Schedule of Investments
NFJ Small-Cap Value Fund
September 30, 2006 (unaudited)

	Principal Amount (000s)	Value* (000s)

Collateral Invested for Securities on Loan (d)—(continued)
Ormond Quay Funding LLC (c),
5.30% due 10/23/06	$38,000	$37,867
5.303% due 10/5/06	50,000	49,956
5.306% due 11/27/06	30,000	30,000
Park Sienna LLC,
5.452% due 10/2/06	15,023	15,016
Sierra Madre Funding Delaware Corp. (c),
5.323% due 10/24/06	21,000	20,923
5.327% due 10/30/06	40,000	39,818
Sigma Finance, Inc., FRN (c),
5.431% due 4/5/07	20,000	20,008
5.424% due 11/6/06	15,000	15,000
5.431% due 6/20/07	30,000	30,000
Starbird Funding Corp.,
5.313% due 10/25/06 (c)	20,000	19,924
Tango Finance Corp.,
5.415% due 4/16/07, FRN (c)	10,000	10,000
Toyota Motor Credit Corp.,
5.32% due 7/19/07, FRN	18,000	18,000

		1,149,647

Repurchase Agreement—4.9%
State Street Bank & Trust Co., dated 9/29/06, 4.90%, due 10/2/06,	196,955	196,955
proceeds $197,035; collateralized
by Fannie Mae, 3.125%, due 12/15/07,
valued at $148,003 including
accrued interest; and Federal Home
Loan Bank, 3.625%-3.875%, due
9/14/07-1/15/08, valued at $52,892
including accrued interest
(cost—$196,955)

Total Short-Term Investments (cost—$1,345,648)		1,346,602

Total Investments (cost—$4,450,681)—128.8%		5,197,280

Liabilities in excess of other assets—(28.8)%		(1,162,719)

Net Assets—100.0%		$4,034,561

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $1,112,991; cash collateral of $1,147,474 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments
OCC Core Equity Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—96.7%

Building—3.0%
Centex Corp.	3,800	$200

Capital Goods—4.0%
Parker Hannifin Corp.	1,800	140
Tyco International Ltd.	4,500	126

		266

Consumer Discretionary—8.8%
Best Buy Co., Inc.	4,400	236
Federated Department Stores, Inc.	8,300	358

		594

Consumer Services—1.9%
Harley-Davidson, Inc.	2,000	126

Consumer Staples—1.0%
Colgate-Palmolive Co.	1,100	68

Energy—9.6%
Arch Coal, Inc.	3,200	92
ConocoPhillips	3,800	226
Exxon Mobil Corp.	3,900	262
Weatherford International Ltd. (a)	1,600	67

		647

Financial Services—20.3%
Ambac Financial Group, Inc.	1,500	124
American International Group, Inc.	2,200	146
Bank of America Corp.	2,800	150
Capital One Financial Corp.	1,800	141
Countrywide Financial Corp.	5,200	182
JPMorgan Chase & Co.	3,900	183
MBIA, Inc.	2,100	129
Merrill Lynch & Co., Inc.	1,300	102
Wells Fargo & Co.	5,800	210

		1,367

Healthcare—16.5%
Abbott Laboratories	3,100	151
Aetna, Inc.	5,600	221
Biogen Idec, Inc. (a)	3,800	170
Pfizer, Inc.	4,400	125
Roche Holdings AG ADR	2,200	191
WellPoint, Inc. (a)	1,400	108
Wyeth	2,800	142

		1,108

Materials & Processing—1.7%
Nucor Corp.	2,300	114

Technology—23.7%
Apple Computer, Inc. (a)	4,700	362

	Shares	Value* (000s)

Cisco Systems, Inc. (a)	11,000	$253
EMC Corp. (a)	19,000	228
Hewlett-Packard Co.	5,100	187
Motorola, Inc.	2,600	65
Nokia Corp. ADR	7,900	155
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	21,376	205
Texas Instruments, Inc.	4,200	140

		1,595

Telecommunications—4.2%
AT&T, Inc.	3,800	124
NII Holdings, Inc., Class B (a)	2,600	161

		285

Transportation—2.0%
Union Pacific Corp.	1,500	132

Total Common Stock (cost—$5,953)		6,502

	Principal Amount (000s)

Repurchase Agreement—1.6%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	$111	111
proceeds $111; collateralized by,
Federal Home Loan Bank, 3.625%,
due 1/15/08, valued at $114,
including accrued interest,
(cost—$111)

Total Investments (cost—$6,064)—98.3%		6,613

Other assets less liabilities—1.7%		113

Net Assets—100.0%		$6,726

Notes to Schedule of Investments

(a) Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments
OCC International Equity Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.3%

Austria—2.6%
Boehler-Uddeholm AG	1,800	$101

Belgium—3.0%
Fortis NV, UNIT	2,900	118

Brazil—1.3%
Petroleo Brasileiro S.A. ADR	600	50

France—19.7%
AXA S.A.	2,700	100
BNP Paribas	1,050	113
CNP Assurances	950	92
Dassault Systemes S.A.	650	36
Lafarge S.A.	850	110
Legrand S.A.	2,175	60
Pinault-Printemps-Redoute S.A.	700	104
Total S.A.	1,150	75
Zodiac	1,400	83

		773

Germany—12.2%
Adidas AG	2,000	94
Continental AG	600	70
Deutsche Bank AG	500	60
Merck KGaA	550	58
RWE AG	1,250	115
Siemens AG	950	83

		480

Italy—5.5%
Banca Intesa SpA	12,100	79
Buzzi Unicem SpA	3,600	56
Eni SpA	1,850	55
Unicredito Italiano SpA	3,000	25

		215

Japan—22.2%
Aeon Co., Ltd.	2,100	52
Fanuc Ltd.	600	47
Fuji Fire & Marine Insurance Ltd.	13,000	52
Higo Bank Ltd.	2,500	17
Hogy Medical Co., Ltd.	800	35
Joyo Bank Ltd.	9,000	53
Mitsubishi Tokyo Financial Group, Inc.	4	51
Nomura Holdings, Inc.	3,900	69
NSK Ltd.	6,000	51
NTT DoCoMo, Inc.	25	39
Osaka Securities Exchange Co., Ltd.	12	42
Sega Sammy Holdings, Inc.	2,200	71

	Shares	Value* (000s)

Shizuoka Bank Ltd.	8,000	$87
SMC Corp.	325	43
Taiyo Nippon Sanso Corp.	5,600	48
Toyota Motor Corp.	1,400	76
Yamada Denki Co., Ltd.	400	40

		873

New Zealand—2.4%
Fletcher Building Ltd.	16,700	94

Norway—1.3%
Prosafe ASA	825	51

Sweden—6.0%
Sandvik AB	6,000	69
SKF AB	7,400	108
Swedbank AB	2,000	59

		236

Switzerland—7.9%
Credit Suisse Group	1,700	98
Novartis AG	1,300	76
Roche Holdings AG	800	138

		312

Taiwan—0.9%
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	3,500	34

United Kingdom—13.3%
BT Group PLC	16,000	80
Debenhams PLC (a)	10,800	37
Ladbrokes PLC	10,400	76
Next PLC	3,000	106
Renovo Group PLC (a)	8,450	23
Sage Group PLC	24,900	117
Tesco PLC	12,600	85

		524

Total Common Stock (cost—$3,709)		3,861

Schedule of Investments
OCC International Equity Fund
September 30, 2006 (unaudited)

	Principal Amount (000s)	Value* (000s)

Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 9/29/06, 4.90%, due 10/2/06, proceeds $36; collateralized by Fannie Mae, 3.00%, due 8/15/07, valued at $39 including accrued interest (cost—$36)	$36	$36

Total Investments (cost—$3,745) (b)—99.2%		3,897

Other assets less liabilities—0.8%		32

Net Assets—100.0%		$3,929

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) Securities with an aggregate value of $3,703, which represents 94.24% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments
 OCC Renaissance Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.5%

Aerospace—4.3%
DRS Technologies, Inc. (b)	863,000	$37,687
L-3 Communications Holdings, Inc. (b)	878,000	68,774

		106,461

Building/Construction—3.3%
Centex Corp. (b)	532,000	27,994
D.R. Horton, Inc.	750,000	17,962
Lennar Corp., Class A	800,000	36,200

		82,156

Capital Goods—3.7%
Joy Global, Inc.	296,200	11,140
Parker Hannifin Corp.	250,000	19,433
Zebra Technologies Corp., Class A (a)(b)	1,741,000	62,223

		92,796

Commercial Products—0.8%
ChoicePoint, Inc. (a)(b)	579,000	20,728

Consumer Discretionary—10.7%
Burger King Holdings, Inc. (a)	691,000	11,028
CDW Corp. (b)	522,000	32,197
Cheesecake Factory, Inc. (a)	376,666	10,242
Claire’s Stores, Inc.	990,800	28,892
Dow Jones & Co., Inc. (b)	200,000	6,708
Family Dollar Stores, Inc. (b)	858,000	25,088
K-Swiss, Inc.	979,000	29,429
Oshkosh Truck Corp., Class B	1,051,000	53,044
Ross Stores, Inc.	920,000	23,377
TJX Cos., Inc.	1,615,000	45,268

		265,273

Consumer Services—8.1%
Lamar Advertising Co., Class A (a)(b)	1,011,000	53,997
Royal Caribbean Cruises Ltd. (b)	1,900,000	73,739
WPP Group PLC	5,898,000	73,059

		200,795

Energy—5.3%
ConocoPhillips	275,000	16,371
Input/Output, Inc. (a)(b)	2,138,000	21,230
National-Oilwell, Inc. (a)	870,000	50,939
Range Resources Corp.	733,000	18,501
XTO Energy, Inc.	600,000	25,278

		132,319

Financial Services—26.6%
Ambac Financial Group, Inc. (b)	400,000	33,100
Citigroup, Inc.	650,000	32,285
Conseco, Inc. (a)(b)	2,123,000	44,562
Countrywide Financial Corp.	2,000,000	70,080
JP Morgan Chase & Co.	900,000	42,264

	Shares	Value* (000s)

M&T Bank Corp. (b)	249,000	$29,870
MBIA, Inc. (b)	587,000	36,065
MGIC Investment Corp. (b)	571,000	34,243
PartnerRe Ltd.	338,000	22,839
Platinum Underwriters Holdings Ltd.	996,000	30,707
Popular, Inc.	557,273	10,833
Reinsurance Group of America (b)	1,034,000	53,696
Stancorp Financial Group, Inc.	1,188,000	53,020
TD Ameritrade Holding Corp.	986,000	18,586
Wachovia Corp. (b)	650,000	36,270
Wells Fargo & Co.	1,050,000	37,989
Zions Bancorporation	917,000	73,186

		659,595

Healthcare—7.5%
Aetna, Inc.	900,000	35,595
Beckman Coulter, Inc. (b)	323,000	18,592
Invitrogen Corp. (a)(b)	475,000	30,120
Kos Pharmaceuticals, Inc. (a)	80,000	3,954
Laboratory Corp. of America Holdings (a)(b)	252,000	16,524
Pfizer, Inc.	1,500,000	42,540
UnitedHealth Group, Inc.	400,000	19,680
WellPoint, Inc. (a)	250,000	19,262

		186,267

Materials & Processing—0.7%
Smurfit-Stone Containers Corp. (a)(b)	1,570,000	17,584

Technology—14.6%
Ametek, Inc. (b)	417,000	18,160
Amphenol Corp., Class A	413,000	25,577
CACI International, Inc. (a)	642,000	35,316
Dell, Inc. (a)(b)	350,000	7,994
Digitas, Inc. (a)	2,152,000	20,702
Fairchild Semi-conductor International, Inc. (a)	913,000	17,073
Gentex Corp. (b)	3,294,000	46,808
Hewlett-Packard Co.	200,000	7,338
Jabil Circuit, Inc.	1,727,000	49,340
KLA-Tencor Corp. (b)	1,044,000	46,427
Mantech International Corp. (a)	324,000	10,695
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	1,000,001	9,600
Tektronix, Inc.	620,000	17,937
Thermo Electron Corp. (a)(b)	1,250,000	49,163

		362,130

Telecommunications—4.1%
AT&T, Inc. (b)	1,800,000	58,608
Motorola, Inc.	625,000	15,625
Windstream Corp.	2,168,000	28,596

		102,829

Schedule of Investments
 OCC Renaissance Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Transportation—3.0%
Union Pacific Corp. (b)	423,300	$37,250
UTI Worldwide, Inc.	1,335,000	37,340

		74,590

Utilities—5.8%
Dominion Resources, Inc. (b)	600,000	45,894
DPL, Inc. (b)	745,000	20,205
Duke Energy Corp.	1,900,000	57,380
SCANA Corp.	482,000	19,410

		142,889

Total Common Stock (cost—$2,272,015)		2,446,412

SHORT-TERM INVESTMENTS—24.7%

Collateral Invested for Securities on Loan (d)—23.5%
Allianz Dresdner Daily Asset Fund (e)	76,000,000	76,000

	Principal Amount (000s)

Adirondack 2005-1 Corp.,
5.303% due 10/11/06 (c)	$10,000	9,982
Altius I Funding Corp.,
5.303% due 10/13/06 (c)	40,000	39,918
Bank of America N.A.,
5.425% due 6/19/07, FRN (c)	20,000	20,000
5.445% due 10/2/06	40,000	40,000
Bavaria TRR Corp.,
5.324% due 10/25/06 (c)	5,000	4,981
Bayerische Landesbank,
5.38% due 1/25/07, FRN	1,000	1,000
Canadian Imperial Bank,
5.37% due 10/2/06	14,566	14,566
Citigroup Global Markets, Inc.,
5.445% due 10/2/06	80,000	80,000
Giro Funding U.S. Corp.,
5.295% due 10/23/06 (c)	10,000	9,965
Goldman Sachs Group L.P., Series 2,
5.38% due 9/15/07, FRN (c)	44,000	44,000
KKR Atlantic Funding Trust,
5.324% due 10/20/06 (c)	45,000	44,801
Morgan Stanley,
5.41% due 2/2/07, FRN	10,000	10,000
5.435% due 4/5/07	22,000	22,000
Morrigan TRR Funding LLC (c),
5.30% due 10/3/06	14,378	14,369
5.333% due 10/19/06	10,000	9,970
5.343% due 10/13/06	34,000	33,930
5.373% due 10/18/06	33,100	33,008

	Principal Amount (000s)	Value* (000s)

Northern Rock PLC,
5.37% due 8/3/07, FRN (c)	$5,000	$5,000
Ormond Quay Funding LLC,
5.30% due 10/23/06 (c)	20,000	19,930
Sierra Madre Funding Delaware Corp.,
5.327% due 10/30/06 (c)	20,000	19,909
Sigma Finance, Inc., FRN (c),
5.406% due 7/27/07	14,100	14,103
5.431% due 4/5/07	5,000	5,002
5.431% due 6/20/07	10,000	10,000

		582,434

Repurchase Agreement—1.2%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due
10/2/06, proceeds $30,306;	30,294	30,294
collateralized by Federal Home
Loan Bank, 3.875%, due 6/8/07,
valued at $30,904 including
accrued interest (cost—$30,294)

Total Short-Term Investments (cost—$612,308)		612,728

Total Investments (cost—$2,884,323) (f)—123.2%		3,059,140

Liabilities in excess of other assets—(23.2)%		(575,379)

Net Assets—100.0%		$2,483,761

Schedule of Investments
 OCC Renaissance Fund
September 30, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $563,769; cash collateral of $580,725 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

(f) Securities with an aggregate value of $73,059,which represents 2.94% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

Schedule of Investments
OCC Value Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.6%

Building/Construction—6.9%
D.R. Horton, Inc.	2,000,000	$47,900
Lennar Corp., Class A (b)	1,800,000	81,450

		129,350

Capital Goods—4.2%
Honeywell International, Inc. (b)	900,000	36,810
Parker Hannifin Corp.	550,000	42,751

		79,561

Consumer Discretionary—6.0%
Dollar General Corp.	1,000,000	13,630
Family Dollar Stores, Inc.	500,000	14,620
Federated Department Stores, Inc. (b)	1,000,000	43,210
TJX Cos., Inc.	1,500,000	42,045

		113,505

Consumer Services—6.3%
Carnival Corp. (b)	2,500,000	117,575

Energy—11.2%
Chevron Corp. (b)	1,200,000	77,832
ConocoPhillips	1,200,000	71,436
Exxon Mobil Corp.	300,000	20,130
GlobalSantaFe Corp.	800,000	39,992

		209,390

Financial Services—33.8%
American International Group, Inc. (b)	900,000	59,634
Bank of America Corp.	1,500,000	80,355
Citigroup, Inc.	500,000	24,835
Countrywide Financial Corp. (b)	2,700,000	94,608
Everest Re Group Ltd.	250,000	24,382
JP Morgan Chase & Co. (b)	1,700,000	79,833
MBIA, Inc. (b)	1,300,000	79,872
Merrill Lynch & Co., Inc. (b)	500,000	39,110
MetLife, Inc. (b)	1,200,000	68,016
Morgan Stanley (b)	600,000	43,746
Wells Fargo & Co.	1,150,000	41,607

		635,998

Healthcare—11.7%
Aetna, Inc.	1,000,000	39,550
Pfizer, Inc. (b)	5,000,000	141,800
WellPoint, Inc. (a)	500,000	38,525

		219,875

Industrial—0.9%
American Standard Cos., Inc. (b)	400,000	16,788

Materials & Processing—2.1%
Temple-Inland, Inc. (b)	1,000,000	40,100

Multi-Media—0.9%
Dow Jones & Co., Inc. (b)	500,000	$16,770

	Shares	Value* (000s)

Technology—2.2%
Dell, Inc. (a)	1,000,000	$22,840
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	2,000,002	19,200

		42,040

Telecommunications—6.9%
AT&T, Inc. (b)	2,600,000	84,656
Motorola, Inc.	1,000,000	25,000
Windstream Corp.	1,489,999	19,653

		129,309

Transportation—1.4%
Union Pacific Corp.	300,000	26,400

Utilities—4.1%
Dominion Resources, Inc. (b)	1,000,000	76,490

Total Common Stock (cost—$1,667,753)		1,853,151

SHORT-TERM INVESTMENTS—23.1%

Collateral Invested for Securities on Loan (d)—19.9%
Allianz Dresdner Daily Asset Fund (e)	294,915,994	294,916

	Principal Amount (000s)

Bayerische Landesbank,
5.38% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2,
5.38% due 9/15/07, FRN (c)	20,000	20,000
Morgan Stanley,
5.41% due 2/2/07, FRN	7,000	7,000
5.435% due 4/5/07	38,000	38,000
Northern Rock PLC,
5.37% due 8/3/07, FRN (c)	4,000	4,000
Sigma Finance, Inc.,
5.431% due 4/5/07, FRN (c)	10,000	10,004

		374,920

Repurchase Agreement—3.2%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90% due 10/2/06,
proceeds $59,625; collateralized by
Fannie Mae, 3.00%, due 8/15/07, valued
at $27,966 including accrued interest;
and Federal Home Loan Bank, 3.875%, due
9/14/07, valued at $32,829 including
accrued interest (cost—$59,601)	59,601	59,601

Schedule of Investments
OCC Value Fund
September 30, 2006 (unaudited)

Value* (000s)

Total Short-Term Investments (cost—$434,521)	$434,521

Total Investments (cost—$2,102,274)—121.7%	2,287,672

Liabilities in excess of other assets—(21.7)%	(407,769)

Net Assets—100.0%	$1,879,903

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $364,184; cash collateral of $374,910 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Affiliated fund.

Glossary:

ADR—American Depositary Receipt

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

Schedule of Investments
PEA Equity Premium Strategy Fund
 September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—100.8%

Building—3.3%
Centex Corp. (c)	39,900	$2,099

Capital Goods—4.1%
Illinois Tool Works, Inc.	29,600	1,329
Tyco International Ltd. (a)	45,600	1,276

		2,605

Consumer Discretionary—6.0%
Best Buy Co., Inc.	23,700	1,269
Federated Department Stores, Inc.	59,500	2,571

		3,840

Consumer Services—2.2%
Harley-Davidson, Inc. (a)(c)	22,100	1,387

Consumer Staples—3.1%
Altria Group, Inc.	15,600	1,194
Colgate-Palmolive Co.	12,100	752

		1,946

Energy—12.2%
Arch Coal, Inc. (c)	27,500	795
ConocoPhillips (a)	37,200	2,215
Exxon Mobil Corp. (a)	38,500	2,583
National-Oilwell, Inc. (b)	11,800	691
Peabody Energy Corp.	20,400	750
Weatherford International Ltd. (b)	17,300	722

		7,756

Financial Services—21.0%
Ambac Financial Group, Inc. (a)	13,900	1,150
Bank of America Corp. (a)	22,900	1,227
Capital One Financial Corp.	18,700	1,471
Countrywide Financial Corp.	36,900	1,293
Goldman Sachs Group, Inc. (a)	8,800	1,489
JPMorgan Chase & Co. (a)	25,200	1,183
Lehman Brothers Holdings, Inc.	9,100	672
MBIA, Inc.	15,700	965
Merrill Lynch & Co., Inc.	8,700	681
MGIC Investment Corp. (c)	18,900	1,133
Wells Fargo & Co. (a)	58,400	2,113

		13,377

Healthcare—14.3%
Abbott Laboratories (a)	32,000	1,554
Aetna, Inc.	40,200	1,590
Biogen Idec, Inc. (b)	32,200	1,439
Biomet, Inc.	29,600	953
Roche Holdings AG	11,800	2,038
Wyeth	30,100	1,530

		9,104

	Shares	Value* (000s)

Materials & Processing—4.0%
Freeport-McMoran Copper & Gold, Inc., Class B (a)	22,000	$1,172
Nucor Corp.	13,400	663
Vulcan Materials Co.	8,700	681

		2,516

Metals & Mining—3.2%
Phelps Dodge Corp. (a)	24,100	2,041

Multi-Media—1.0%
Dow Jones & Co., Inc. (c)	19,400	651

Technology—19.8%
Apple Computer, Inc. (a)(b)	44,300	3,412
Cisco Systems, Inc. (a)(b)	104,100	2,394
EMC Corp. (a)(b)	199,200	2,386
Hewlett-Packard Co.	25,200	925
Nokia Corp. ADR (c)	72,200	1,422
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR (a)(c)	212,451	2,040

		12,579

Telecommunications—3.4%
AT&T, Inc.	20,900	680
NII Holdings, Inc., Class B (b)	23,400	1,455

		2,135

Transportation—3.2%
Continental Airlines, Inc. (a)(b)	36,400	1,030
Union Pacific Corp.	11,500	1,012

		2,042

Total Common Stock (cost—$62,972)		64,078

SHORT-TERM INVESTMENTS—9.1%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (e)—9.1%
Adirondack 2005-1 Corp.,
5.302% due 10/11/06 (d)	$1,000	998
Canadian Imperial Bank,
5.37% due 10/2/06	2,816	2,816
Ormond Quay Funding LLC,
5.30% due 10/23/06 (d)	2,000	1,993

Total Short-Term Investments (cost—$5,802)		5,807

Total Investments before options written (cost—$68,774) (f)—109.9%		69,885

Schedule of Investments
PEA Equity Premium Strategy Fund
 September 30, 2006 (unaudited)

	Contracts	Value* (000s)

OPTIONS WRITTEN (b)—(1.3)%

Call Options—(1.3)%
Abbott Laboratories (CBOE),
strike price $50, expires 11/18/06	250	$(19)
Altria Group, Inc. (OTC),
strike price $86, expires 11/17/06	100	(1)
Ambac Financial Group, Inc. (AMEX),
strike price $85, expires 10/21/06	135	(8)
Apple Computer, Inc. (AMEX),
strike price $75, expires 10/21/06	250	(112)
Best Buy Co., Inc. (OTC),
strike price $61, expires 11/17/06	200	(7)
Biogen Idec, Inc. (OTC),
strike price $46, expires 10/6/06	250	(2)
BKX Index (PHLX),
strike price $114, expires 10/17/06	300	(30)
Cisco Systems, Inc. (CBOE),
strike price $25, expires 11/18/06	500	(18)
Continental Airlines, Inc. (AMEX),
strike price $35, expires 11/18/06	300	(18)
Countrywide Financial Corp. (OTC),
strike price $38.50, expires 11/17/06	250	(12)
EMC Corp. (CBOE),
strike price $12, expires 10/21/06	1,500	(45)
Federated Department Stores, Inc. (OTC),
strike price $41.25, expires 10/20/06	600	(149)
Freeport-McMoran Copper & Gold, Inc. (CBOE),
strike price $65, expires 10/21/06	100	(1)
Goldman Sachs Group, Inc. (CBOE),
strike price $180, expires 11/18/06	60	(12)
Harley-Davidson, Inc. (CBOE),
strike price $62.50, expires 10/21/06	150	(34)
MGIC Investment Corp. (OTC),
strike price $62.50, expires 10/20/06	175	(9)
National-Oilwell, Inc. (OTC),
strike price $75, expires 10/6/06	110	— (g)
NII Holdings, Inc. (CBOE),
strike price $65, expires 11/18/06	200	(47)
Nokia Corp. (OTC),
strike price $23.50, expires 10/20/06	500	(1)
Phelps Dodge (CBOE),
strike price $95, expires 11/18/06	200	(34)
S&P 500 Index (CBOE),
strike price $1,325, expires 10/21/06	25	(55)
strike price $1,350, expires 11/18/06	70	(118)
strike price $1,355, expires 10/21/06	40	(20)
Taiwan Semi-conductor Manufacturing Co., Ltd. (PHLX),
strike price $10, expires 10/21/06	1,000	(10)

	Contracts	Value* (000s)

Tyco International Ltd. (CBOE),
strike price $27.50, expires 10/21/06	400	$(28)
Wyeth (OTC),
strike price $50, expires 10/6/06	200	(21)
XOI Index (AMEX),
strike price $1,130, expires 10/21/06	30	(23)
strike price $1,270, expires 10/21/06	30	(2)

Total Options Written (premiums received—$611)		(836)

Total Investments net of options written (cost—$68,163)—108.6%		69,049

Liabilities in excess of other assets—(8.6)%		(5,462)

Net Assets—100.0%		$63,587

Notes to Schedule of Investments
(amounts in thousands):

(a) All or partial amount segregated as collateral for options written.

(b) Non-income producing.

(c) All or portion of securities on loan with an aggregate market value of $5,623; cash collateral of $5,788 was received with which the Fund purchased short-term investments.

(d) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from securities on loan.

(f) Securities with an aggregate value of $2,037, which represents 3.20% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

(g) Market Value less than $500.

Glossary:

ADR—American Depositary Receipt

AMEX—American Stock Exchange

CBOE—Chicago Board of Exchange

OTC—Over-the-Counter

PHLX—Philadelphia Stock Exchange

Schedule of Investments
PEA Growth Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—96.5%

Aerospace—1.4%
United Technologies Corp.	116,800	$7,399

Capital Goods—1.8%
Joy Global, Inc.	253,700	9,542

Commercial Products—2.1%
Accenture Ltd.	347,700	11,026

Consumer Discretionary—7.9%
Best Buy Co., Inc. (c)	271,400	14,536
Federated Department Stores, Inc.	623,000	26,920

		41,456

Consumer Services—1.9%
Starwood Hotels & Resorts Worldwide, Inc.	177,000	10,123

Consumer Staples—7.0%
Altria Group, Inc.	62,000	4,746
Colgate-Palmolive Co.	194,200	12,060
Kellogg Co. (c)	121,300	6,007
PepsiCo, Inc.	177,300	11,571
Wm. Wrigley Jr. Co. (c)	44,600	2,054

		36,438

Energy—4.7%
Arch Coal, Inc. (c)	285,200	8,245
ConocoPhillips	126,300	7,519
Exxon Mobil Corp.	133,700	8,971

		24,735

Financial Services—11.3%
Amvescap PLC	995,100	10,796
Capital One Financial Corp. (c)	86,700	6,820
Goldman Sachs Group, Inc.	69,800	11,808
Host Marriot Corp., REIT (c)	119,911	2,749
Lehman Brothers Holdings, Inc.	110,000	8,125
MGIC Investment Corp. (c)	167,000	10,015
Philadelphia Consolidated Holding Co. (b)(c)	226,200	8,998

		59,311

Healthcare—23.7%
Abbott Laboratories	317,600	15,423
Aetna, Inc.	136,000	5,379
Biogen Idec, Inc. (b)	157,600	7,041
Caremark Rx, Inc. (c)	90,000	5,100
Celgene Corp. (b)	63,000	2,728
Gilead Sciences, Inc. (b)(c)	201,000	13,809
Roche Holdings AG	96,000	16,586
St. Jude Medical, Inc. (b)	393,500	13,886
Stryker Corp.	310,000	15,373
UnitedHealth Group, Inc.	179,100	8,812
Wyeth	387,000	19,675

		123,812

	Shares	Value* (000s)

Hotels/Gaming—3.0%
Hilton Hotels Corp. (c)	560,000	$15,596

Materials & Processing—3.9%
Phelps Dodge Corp.	97,000	8,216
Precision Castparts Corp.	193,500	12,221

		20,437

Technology—20.6%
Apple Computer, Inc. (a)(b)	383,000	29,502
Broadcom Corp., Class A (b)	117,100	3,553
Cisco Systems, Inc. (b)	1,058,100	24,336
Citrix Systems, Inc. (b)	306,000	11,080
EMC Corp. (b)	585,000	7,008
Google, Inc., Class A (b)(c)	45,600	18,327
Hewlett-Packard Co.	143,000	5,247
InterActiveCorp (b)(c)	136,600	3,929
Marvell Technology Group Ltd. (b)	256,000	4,959

		107,941

Telecommunications—6.2%
Corning, Inc. (b)	596,000	14,548
NII Holdings, Inc., Class B (b)(c)	286,000	17,778

		32,326

Transportation—1.0%
Norfolk Southern Corp.	113,700	5,008

Total Common Stock (cost—$438,220)		505,150

SHORT-TERM INVESTMENTS—22.4%

Collateral Invested for Securities on Loan (e)—19.5%
Allianz Dresdner Daily Asset Fund (f)	20,000,000	20,000

	Principal Amount (000s)

Bank of America N.A.,
5.445% due 10/2/06	$5,000	5,000
Canadian Imperial Bank,
5.37% due 10/2/06	9,182	9,182
Citigroup Global Markets, Inc.,
5.445% due 10/2/2006	8,000	8,000
Goldman Sachs Group L.P., Series 2,
5.38% due 09/15/07, FRN (d)	7,000	7,000
KKR Atlantic Funding Trust,
5.324% due 10/20/06 (d)	15,000	14,934
Morgan Stanley,
5.41% due 2/2/07, FRN	1,000	1,000

Schedule of Investments
PEA Growth Fund
September 30, 2006 (unaudited)

	Principal Amount (000s)	Value* (000s)

Collateral Invested for Securities on Loan (e)—(continued)

Morrigan TRR Funding LLC (d),
5.333% due 10/19/06	$20,000	$19,941
5.373% due 10/18/06	5,000	4,986
Northern Rock PLC,
5.37% due 8/3/07, FRN (d)	2,000	2,000
Ormond Quay Funding LLC,
5.30% due 10/23/06 (d)	5,000	4,982
Sigma Finance, Inc.,
5.431% due 4/5/07, FRN (d)	5,000	5,002

		102,027

Repurchase Agreement—2.9%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	14,966	14,966
proceeds $14,972; collateralized
by Fannie Mae, 3.00%, due 8/15/07,
valued at $15,266 including
accrued interest (cost—$14,966)

Total Short-Term Investments (cost—$116,935)		116,993

Total Investments before options written (cost—$555,155) (g)—118.9%		622,143

OPTIONS WRITTEN (b)—(0.1%)

	Contracts

Call Options—(0.1)%
Apple Computer, Inc. (AMEX) strike price $80, expires 11/18/06 (premiums received—$282)	1,000	(343)

Total Investments net of options written (cost—$554,873)—118.8%		621,800

Liabilities in excess of other assets—(18.8)%		(98,585)

Net Assets—100.0%		$523,215

Notes to Schedule of Investments
(amounts in thousands):

(a) All or partial amount segregated as collateral for transactions in options written.

(b) Non-income producing.

(c) All or portion on loan with an aggregate market value of $99,207; cash collateral of $101,800 was received with which the Fund purchased short-term investments.

(d) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Securities purchased with the cash proceeds from securities on loan.

(f) Affiliated fund.

(g) Securities with an aggregate value of $27,382, which represents 5.23% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

FRN- Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

REIT- Real Estate Investment Trust

Schedule of Investments
PEA Opportunity Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—100.7%

Aerospace—2.8%
ARGON ST, Inc. (a)(b)	152,112	$3,646
TransDigm Group, Inc. (a)	123,430	3,014

		6,660

Building/Construction—2.2%
Williams Scotsman International, Inc. (a)	154,100	3,292
Winnebago Industries (b)	64,000	2,008

		5,300

Capital Goods—2.7%
ESCO Technologies, Inc. (a)	47,100	2,169
Hexcel Corp. (a)(b)	141,200	1,998
Manitowoc Co.	53,300	2,387

		6,554

Commercial Products—2.2%
H&E Equipment Services, Inc. (a)	136,701	3,334
Kenexa Corp. (a)	77,678	1,959

		5,293

Communications—2.1%
Focus Media Holding Ltd. ADR (a)	43,300	2,508
inVentiv Health, Inc. (a)	81,583	2,613

		5,121

Consumer Discretionary—3.6%
CROCS, Inc. (a)(b)	62,300	2,115
Texas Roadhouse, Inc. (a)	172,200	2,115
Volcom, Inc. (a)(b)	195,900	4,415

		8,645

Consumer Services—13.8%
Advisory Board Co. (a)	37,200	1,879
Bright Horizons Family Solutions, Inc. (a)	45,400	1,894
Clayton Holdings, Inc. (a)(b)	252,731	3,177
Forrester Research, Inc. (a)	68,500	1,802
Laureate Education, Inc. (a)	52,300	2,503
LECG Corp. (a)	332,101	6,230
Life Time Fitness, Inc. (a)	50,500	2,338
Pinnacle Entertainment, Inc. (a)	210,300	5,914
Resources Connection, Inc. (a)(b)	200,000	5,358
Shuffle Master, Inc. (a)(b)	72,700	1,964

		33,059

Consumer Staples—3.3%
Bare Escentuals, Inc. (a)	49,800	1,352
Central Garden and Pet Co. (a)	86,100	4,155
SunOpta, Inc. (a)(b)	231,000	2,442

		7,949

Energy—7.5%
Alon USA Energy, Inc.	21,500	634
Carrizo Oil & Gas, Inc. (a)(b)	148,200	3,822

	Shares	Value* (000s)

Delta Petroleum Corp. (a)(b)	109,215	$2,460
Dril-Quip, Inc. (a)	27,600	1,868
Parallel Petroleum Corp. (a)(b)	223,800	4,489
Quicksilver Resources, Inc. (a)(b)	148,800	4,747

		18,020

Financial Services—7.4%
Investment Technology Group, Inc. (a)	53,210	2,381
Primus Guaranty Ltd. (a)	300,000	3,633
Trammell Crow Co. (a)	134,200	4,900
VistaPrint Ltd. (a)	265,900	6,897

		17,811

Healthcare—19.5%
Cardiome Pharma Corp. (a)	167,100	1,930
Connetics Corp. (a)	398,800	4,347
Cubist Pharmaceuticals, Inc. (a)	167,500	3,641
CV Therapeutics, Inc. (a)(b)	218,300	2,432
Durect Corp. (a)(b)	721,600	2,959
Hologic, Inc. (a)	109,600	4,770
Neurometrix, Inc. (a)(b)	165,600	3,148
New River Pharmaceuticals, Inc. (a)(b)	31,102	800
NxStage Medical, Inc. (a)(b)	320,274	2,809
Pozen, Inc. (a)(b)	487,365	6,267
Salix Pharmaceuticals Ltd. (a)	537,657	7,291
Theravance, Inc. (a)	89,431	2,418
Ventana Medical Systems, Inc. (a)	92,500	3,777

		46,589

Hotels/Gaming—0.7%
Morgans Hotel Group Co. (a)	124,400	1,555

Technology—26.9%
American Reprographics Co. (a)	88,242	2,829
Ansoft Corp. (a)	88,400	2,202
Cogent Communications Group, Inc. (a)	120,100	1,392
Concur Technologies, Inc. (a)(b)	182,400	2,654
DealerTrack Holdings, Inc. (a)	100,700	2,226
Emageon, Inc. (a)(b)	184,400	2,875
Energy Conversion Devices, Inc. (a)(b)	56,900	2,108
Essex Corp. (a)	161,180	2,805
Ikanos Communications, Inc. (a)	170,290	2,004
Innerworkings, Inc. (a)	172,400	2,026
Kanbay International, Inc. (a)(b)	331,169	6,809
Microsemi Corp. (a)	213,200	4,019
Opsware, Inc. (a)(b)	311,573	2,807
Rackable Systems, Inc. (a)(b)	239,789	6,563
RightNow Technologies, Inc. (a)(b)	139,300	2,174

Schedule of Investments
PEA Opportunity Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Technology—(continued)
Sirf Technology Holdings, Inc. (a)(b)	64,200	$1,540
SRA International, Inc. (a)	69,300	2,083
THQ, Inc. (a)	107,100	3,124
Ultimate Software Group, Inc. (a)	84,000	1,976
Websense, Inc. (a)	112,800	2,438
Wind River Systems, Inc. (a)	438,900	4,701
Witness Systems, Inc. (a)	165,000	2,892

		64,247

Transportation—4.8%
Copa Holdings S.A.	18,100	621
Knight Transportation, Inc.	123,450	2,093
Old Dominion Freight Line, Inc. (a)	73,322	2,202
Swift Transportation Co., Inc. (a)(b)	126,800	3,008
UTI Worldwide, Inc.	128,900	3,605

		11,529

Waste Disposal—1.2%
Basin Water, Inc. (a)(b)	346,000	2,834

Total Common Stock (cost—$225,641)		241,166

SHORT-TERM INVESTMENTS—26.1%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—25.6%
Altius I Funding Corp.,
5.303% due 10/13/06 (c)	$5,000	4,990
Bank of America N.A.,
5.445% due 10/2/06	10,000	10,000
Bavaria TRR Corp.,
5.323% due 10/25/06 (c)	6,000	5,977
Bayerische Landesbank,
5.38% due 1/25/07, FRN	1,000	1,000
Canadian Imperial Bank,
5.37% due 10/2/06	8,420	8,420
Citigroup Global Markets, Inc.,
5.445% due 10/2/06	10,000	10,000
KKR Atlantic Funding Trust,
5.324% due 10/20/06 (c)	5,000	4,978
Morrigan TRR Funding LLC (c),
5.333% due 10/19/06	5,000	4,985
5.373% due 10/18/06	5,000	4,986
Northern Rock PLC,
5.37% due 8/3/07, FRN (c)	1,000	1,000

	Principal Amount (000s)	Value* (000s)

Ormond Quay Funding LLC,
5.30% due 10/23/06 (c)	$5,000	$4,983

		61,319

Repurchase Agreement—0.5%
State Street Bank & Trust Co., dated 9/29/06, 4.90%, due 10/2/06, proceeds $1,098; collateralized by Federal Home Loan Bank, 3.625%, due 1/15/05, valued at $1,123 including accrued interest (cost—$1,098)	1,098	1,098

Total Short-Term Investments (cost—$62,363)		62,417

Total Investments (cost—$288,004)—126.8%		303,583

Liabilities in excess of other assets—(26.8)%		(64,229)

Net Assets—100.0%		$239,354

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $58,325; cash collateral of $61,075 was received with which the fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

Schedule of Investments
PEA Target Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—99.4%

Capital Goods—5.3%
ITT Industries, Inc.	130,000	$6,665
Joy Global, Inc.	260,000	9,779
Manitowoc Co.	235,000	10,526
Rockwell Automation, Inc.	105,000	6,100

		33,070

Communications—5.0%
Focus Media Holding Ltd. ADR (a)	120,000	6,950
NII Holdings, Inc., Class B (a)(b)	385,000	23,932

		30,882

Consumer Discretionary—3.5%
Coach, Inc. (a)	425,000	14,620
CROCS, Inc. (a)(b)	215,000	7,299

		21,919

Consumer Services—9.1%
Corporate Executive Board Co.	80,000	7,193
Hilton Hotels Corp. (b)	625,000	17,406
Live Nations, Inc. (a)	250,000	5,105
Pinnacle Entertainment, Inc. (a)(b)	500,000	14,060
UTI Worldwide, Inc.	450,000	12,587

		56,351

Consumer Staples—2.1%
Fomento Economico Mexicano S.A. de C.V. ADR	135,000	13,087

Energy—6.1%
Arch Coal, Inc. (b)	300,000	8,673
Complete Production Services, Inc. (a)	280,000	5,527
Helix Energy Solutions Group, Inc. (a)	115,000	3,841
National-Oilwell, Inc. (a)	125,000	7,319
Quicksilver Resources, Inc. (a)(b)	180,000	5,742
Range Resources Corp.	275,000	6,941

		38,043

Financial Services—12.4%
Affiliated Managers Group, Inc. (a)(b)	80,000	8,009
CapitalSource, Inc., REIT (b)	350,000	9,037
CB Richard Ellis Group, Inc., Class A (a)	250,000	6,150
Greenhill & Co., Inc. (b)	125,000	8,378
Investment Technology Group, Inc. (a)	252,351	11,293
MGIC Investment Corp. (b)	125,000	7,496
Philadelphia Consolidated Holding Co. (a)(b)	225,000	8,950
Redwood Trust, Inc., REIT (b)	165,000	8,311
VistaPrint Ltd. (a)	350,000	9,079

		76,703

Healthcare—16.9%
Celgene Corp. (a)(b)	200,000	8,660
Gen-Probe, Inc. (a)(b)	200,000	9,378
Hologic, Inc. (a)(b)	265,000	11,533
Mentor Corp. (b)	105,000	5,291
Myogen, Inc. (a)(b)	250,000	8,770
New River Pharmaceuticals, Inc. (a)(b)	200,000	5,146
Psychiatric Solutions, Inc. (a)(b)	275,000	9,375
Sirona Dental Systems, Inc.	150,000	4,939
St. Jude Medical, Inc. (a)	250,000	8,823
Theravance, Inc. (a)	380,000	10,275
Ventana Medical Systems, Inc. (a)(b)	235,000	9,595
Warner Chilcott Ltd. (a)	500,000	6,650
Zimmer Holdings, Inc. (a)	95,000	6,412

		104,847

Hotels/Gaming—2.1%
Starwood Hotels & Resorts Worldwide, Inc.	230,000	13,154

	Shares	Value* (000s)

Materials & Processing—4.3%
Phelps Dodge Corp.	60,000	$5,082
Precision Castparts Corp.	200,000	12,632
Vulcan Materials Co.	110,000	8,608

		26,322

Multi-Media—1.8%
Central European Media Enterprises Ltd., Class A (a)(b)	165,000	11,063

Technology—30.4%
Akamai Technologies, Inc. (a)(b)	270,000	13,497
American Reprographics Co. (a)	250,000	8,015
American Tower Corp. (a)	560,000	20,440
Apple Computer, Inc. (a)	105,000	8,088
aQuantive, Inc. (a)(b)	380,000	8,976
BEA Systems, Inc. (a)	445,000	6,764
Citrix Systems, Inc. (a)	583,000	21,110
Cognizant Technology Solutions Corp., Class A (a)	175,000	12,960
Comverse Technology, Inc. (a)	235,000	5,038
Cypress Semi-conductor Corp. (a)(b)	355,000	6,308
Electronic Arts, Inc. (a)	125,000	6,960
Energy Conversion Devices, Inc. (a)(b)	165,000	6,112
F5 Networks, Inc. (a)(b)	110,000	5,909
Juniper Networks, Inc. (a)(b)	420,000	7,258
Marvell Technology Group Ltd. (a)	230,000	4,455
MEMC Electronic Materials, Inc. (a)(b)	230,000	8,425
Network Appliance, Inc. (a)(b)	460,000	17,025
Red Hat, Inc. (a)(b)	195,000	4,111
SRA International, Inc. (a)(b)	300,000	9,018
TIBCO Software, Inc. (a)	865,000	7,768

		188,237

Transportation—0.4%
Knight Transportation, Inc.	150,000	2,542

Total Common Stock (cost—$524,628)		616,220

SHORT-TERM INVESTMENTS—30.9%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—30.1%
Altius I Funding Corp.,
5.303% due 10/13/06 (c)	$10,000	9,980
Bank of America N.A.,
5.445% due 10/2/06	15,000	15,000
Bavaria TRR Corp.,
5.323% due 10/25/06 (c)	6,000	5,977
Bayerische Landesbank,
5.380% due 1/25/07, FRN	1,000	1,000
Canadian Imperial Bank,
5.370% due 10/2/06	12,132	12,132
Citigroup Global Markets, Inc.,
5.445% due 10/2/06	9,000	9,000
Davis Square Funding V Corp.,
5.303% due 10/13/06 (c)	15,000	14,969
Goldman Sachs Group L.P., Series 2,
5.380% due 9/15/07, FRN (c)	2,000	2,000
KKR Atlantic Funding Trust,
5.324% due 10/20/06 (c)	20,000	19,912

Schedule of Investments
PEA Target Fund
September 30, 2006 (unaudited)

	Principal Amount (000s)	Value* (000s)

Collateral Invested for Securities on Loan—(continued)
Morgan Stanley,
5.410% due 2/2/07, FRN	$3,000	$3,000
5.425% due 2/15/07, FRN	5,000	5,003
5.435% due 4/5/07	15,000	15,000
Morrigan TRR Funding LLC (c),
5.333% due 10/19/06	5,000	4,985
5.373% due 10/18/06	15,000	14,958
Northern Rock PLC,
5.370% due 8/3/07, FRN (c)	2,000	2,000
Ormond Quay Funding LLC (c),
5.300% due 10/23/06	6,000	5,979
5.303% due 10/5/06	1,000	999
5.309% due 1/19/07	20,000	20,000
Park Sienna LLC,
5.452% due 10/2/06	10,000	9,995
Sigma Finance, Inc., FRN (c),
5.425% due 4/16/07	5,000	5,000
5.431% due 4/5/07	5,000	5,002
5.431% due 6/20/07	5,000	5,000

		186,891

Repurchase Agreement—0.8%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	4,898	4,898
proceeds $4,900; collateralized
by Federal Home Loan Bank, 3.625%,
due 1/15/08, valued at $4,997
including accrued interest (cost—$4,898)

Total Short-Term Investments (cost—$191,627)		191,789

Total Investments (cost—$716,255)—130.3%		808,009

Liabilities in excess of other assets—(30.3)%		(187,856)

Net Assets—100.0%		$620,153

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $180,760; cash collateral of $186,345 was received with which the Fund purchased short-term investments.

(c) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

REIT—Real Estate Investment Trust

Schedule of Investments
RCM Biotechnology Fund
 September 30, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—98.3%

Healthcare—98.3%
Adolor Corp. (b)(c)	127,000	$1,762
Affymetrix, Inc. (b)(c)	43,300	934
Alexion Pharmaceuticals, Inc. (b)(c)	65,700	2,232
Amgen, Inc. (b)	159,320	11,396
Applera Corp. - Celera Genomics Group (b)	85,400	1,189
AVANIR Pharmaceuticals, Class A (b)(c)	218,000	1,509
Biogen Idec, Inc. (b)	158,000	7,059
BioMimetic Therapeutics, Inc. (b)	60,400	472
Cardiome Pharma Corp. (b)	59,300	685
Celgene Corp. (b)(c)	299,000	12,947
Charles River Laboratories International, Inc. (b)	39,700	1,723
Conor Medsystems, Inc. (b)(c)	11,200	264
Cubist Pharmaceuticals, Inc. (b)	67,900	1,476
CV Therapeutics, Inc. (b)(c)	108,200	1,205
Discovery Laboratories, Inc. (b)(c)	330,807	705
Encysive Pharmaceuticals, Inc. (b)(c)	56,600	243
Endo Pharmaceuticals Holdings, Inc. (b)	48,300	1,572
Genentech, Inc. (a)(b)	192,000	15,878
Genzyme Corp. (b)	202,000	13,629
Gilead Sciences, Inc. (b)(c)	271,740	18,669
GlaxoSmithKline PLC ADR	11,200	596
Human Genome Sciences, Inc. (b)(c)	311,000	3,589
ICOS Corp. (b)(c)	93,900	2,353
Idenix Pharmaceuticals, Inc. (b)(c)	211,000	2,047
Illumina, Inc. (b)	58,580	1,935
Medarex, Inc. (b)(c)	144,000	1,547
Medicines Co. (b)(c)	111,900	2,524
Medimmune, Inc. (b)	345,000	10,077
MGI Pharma, Inc. (b)(c)	96,100	1,654
Myogen, Inc. (b)	122,000	4,280
Panacos Pharmaceuticals, Inc. (b)(c)	332,000	1,647
PDL BioPharma, Inc. (b)(c)	170,820	3,280
Progenics Pharmaceuticals, Inc. (b)(c)	73,800	1,731
Replidyne, Inc. (b)(c)	114,000	1,073
Sepracor, Inc. (b)(c)	58,600	2,839
Shire Pharmaceuticals Group PLC ADR	86,700	4,282
SuperGen, Inc. (b)(c)	548,000	2,554
Teva Pharmaceutical Industries Ltd. ADR	26,900	917
Theravance, Inc. (b)	137,000	3,704
United Therapeutics Corp. (b)	102,700	5,396
Vertex Pharmaceuticals, Inc. (b)(c)	96,900	3,260
Volcano Corp. (b)	95,700	1,100
Zymogenetics, Inc. (b)(c)	105,450	1,779

Total Common Stock (cost—$149,994)		159,713

SHORT-TERM INVESTMENTS—33.0%

Collateral Invested for Securities on Loan (e)—33.0%
Allianz Dresdner Daily Asset Fund (f)	47,560,580	47,561

	Principal
	Amount	Value*
	(000s)	(000s)

Bayerische Landesbank,
5.38% due 1/25/07, FRN	$1,000	$1,000
Goldman Sachs Group L.P., Series 2,
5.38% due 9/15/07, FRN (d)	2,000	2,000
Morgan Stanley,
5.435% due 4/5/07	3,000	3,000

		53,561

Repurchase Agreement—0.0%
State Street Bank & Trust Co.,
date 9/29/06, 4.90%, due 10/2/06,	30	30
proceeds $30; collateralized by
Federal Home Loan Bank, 3.625%,
due 1/15/08, valued at $35 including
accrued interest (cost—$30)

Total Short-Term Investments (cost—$53,591)		53,591

OPTIONS PURCHASED (b)—0.3%

	Contracts

Put Options—0.3%
Celgene Corp. (CBOE)
strike price $40, expires 11/18/06	2,990	478
Conor Medsystems, Inc. (CBOE)
strike price $25, expires 11/18/06	148	42

Total Options Purchased (cost—$700)		520

Total Investments before options written (cost—$204,285)—129.6%		213,824

OPTIONS WRITTEN (b)—(0.1)%

Call Options—(0.1)%
Celgene Corp. (CBOE)
strike price $45, expires 10/21/06	2,990	(149)

Put Options—(0.0)%
Celgene Corp. (CBOE)
strike price $40, expires 10/21/06	2,990	(75)
Conor Medsystems, Inc. (CBOE)
strike price $20, expires 11/18/06	148	(12)

		(87)

Total Options Written (premiums received—$452)		(236)

Schedule of Investments
RCM Biotechnology Fund
 September 30, 2006 (unaudited)

Total Investments net of options written (cost—$203,833)—131.5%	$213,588

Liabilities in excess of other assets—(31.5)%	(51,152)

Net Assets—100.0%	$162,436

Notes to Schedule of Investments
(amounts in thousands):

(a) All or partial amount segregated as collateral for options written.

(b) Non-income producing.

(c) All or portion on loan with an aggregate market value of $51,333; cash collateral of $53,551 was received with which the Fund purchased short-term investments.

(d) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Securities purchased with the cash proceeds from securities on loan.

(f) Affiliated fund.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

Schedule of Investments
RCM Financial Services Fund
September 30, 2006 (unaudited)

	Shares		Value (000s	* )

COMMON STOCK—93.5%

Consumer Services—8.4%
Axis Capital Holding Ltd.	1,800		$62
Everest Re Group Ltd.	2,200		215
Isewan Terminal Service Co., Ltd.	8,000		54

			331

Financial Services—85.1%
Alabama National BanCorporation	600		41
Allied Irish Banks PLC ADR	1,220		66
American Express Co.	2,300		129
American International Group, Inc. (a)	5,790		384
Bank of Hawaii Corp.	1,100		53
Bolsas y Mercados Espanoles (b)	1,700		64
Citigroup, Inc. (a)	3,950		196
City National Corp.	1,300		87
Endurance Specialty Holdings Ltd.	3,700		130
Erste Bank der Oesterreichischen Sparkassen AG	350		22
Federated Investors, Inc.	3,000		101
First Regional Bancorp (b)	630		21
Franklin Resources, Inc.	1,800		190
Genworth Financial, Inc., Class A	4,100		144
Golden West Financial Corp.	790		61
Goldman Sachs Group, Inc.	1,210		205
James River Group, Inc. (b)	1,800		53
Joyo Bank Ltd.	15,000		89
Lazard Ltd., Class A	970		39
National Australia Bank Ltd.	2,100		57
Nishi-Nippon City Bank Ltd.	11,000		54
Northern Trust Corp.	2,050		120
Preferred Bank	620		37
Shizuoka Bank Ltd.	7,000		76
Signature Bank & Trust (b)	600		19
TIB Financial Corp.	1,000		32
U.S. Bancorp	9,090		302
UBS AG	1,100		66
Wachovia Corp.	3,520		196
Zions Bancorporation	3,960		316

			3,350

Total Common Stock (cost—$3,124)			3,681

	Principal Amount (000s	)	Value (000s	* )

Repurchase Agreement—8.2%
State Street Bank & Trust Co., dated 9/29/06, 4.90%, due 10/2/06, proceeds $322; collateralized by Federal Home Loan Bank, 3.625%, due 1/15/08, valued at $331 including accrued interest (cost—$322)

	$322		$322

Total Investments before options written and securities sold short (cost—$3,446) (c)—101.7%			4,003

OPTIONS WRITTEN (b)—(0.0)%

	Contracts

Put Options—(0.0)%
Everest Re Group Ltd. (CBOE), strike price $85, expires 10/21/06 (premiums received—$1)
	5		—	(d)

SECURITIES SOLD SHORT—(1.4)%

	Shares

Financial Services—(1.4)%
Fifth Third Bancorp. (proceeds—$57)	1,435		(55)

Total Investments net of options written and securities sold short (cost—$3,388)—100.3%			3,948

Liabilities in excess of other assets—(0.3)%			(10)

Net Assets—100.0%			$3,938

Schedule of Investments
RCM Financial Services Fund
September 30, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) All or partial amount segregated as collateral for options written and securities sold short.

(b) Non-income producing.

(c) Securities with an aggregate value of $418, which represents 10.60% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

(d) Amount is less than $500.

Glossary:

ADR - American Depositary Receipt

CBOE- Chicago Board Option Exchange

Schedule of Investments
RCM Global Resources Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—99.5%

Australia—4.1%
BHP Billiton Ltd.	11,320	$214
Rio Tinto Ltd. (a)	2,414	126

		340

Brazil—2.9%
Companhia Vale do Rio Doce ADR	11,300	244

Canada—12.5%
Canadian Natural Resources Ltd.	7,970	363
Inco Ltd.	2,120	162
Suncor Energy, Inc.	4,504	323
Teck Cominco Ltd.	3,100	194

		1,042

Denmark—1.2%
Vestas Wind Systems A/S (b)	3,700	99

France—2.3%
Companie Generale de Geophysique S.A. (b)	1,220	188

Luxembourg—1.0%
Tenaris S.A. ADR	2,320	82

Switzerland—2.2%
Syngenta AG (b)	1,230	185

United Kingdom—4.9%
Rio Tinto PLC	2,340	111
Vedanta Resources PLC	5,720	124
Xstrata PLC	4,240	175

		410

United States—68.4%
Air Products & Chemicals, Inc.	4,890	325
Archer-Daniels-Midland Co.	4,720	179
Baker Hughes, Inc.	1,270	87
Burlington Northern Santa Fe Corp.	3,380	248
Devon Energy Corp.	1,840	116
Ecolab, Inc.	5,710	245
EI Du Pont de Nemours & Co.	2,260	97
ENSCO International, Inc.	5,300	232
EOG Resources, Inc.	1,220	79
Exxon Mobil Corp.	5,250	352
Fluor Corp.	1,330	102
Monsanto Co.	3,395	160
National-Oilwell, Inc. (b)	4,130	242
Newfield Exploration Co. (b)	3,360	130
Noble Corp.	4,750	305
Noble Energy, Inc.	2,060	94

	Shares	Value* (000s)

Ormat Technologies, Inc.	2,560	$84
Phelps Dodge Corp.	3,070	260
Rowan Cos., Inc.	6,390	202
Schlumberger Ltd.	5,470	339
Smith International, Inc.	4,470	173
Southwestern Energy Co. (b)	3,770	113
Sunpower Corp. (b)	2,990	83
Tesoro Corp.	1,420	82
Tetra Technologies, Inc. (b)	10,360	250
Transocean, Inc. (b)	3,800	278
Valero Energy Corp.	1,610	83
Weatherford International Ltd. (b)	7,070	295
Xcel Energy, Inc.	13,630	281
XTO Energy, Inc.	4,560	192

		5,708

Total Common Stock (cost—$7,945)		8,298

	Principal Amount (000s)

Repurchase Agreement—4.8%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	$401	401
proceeds $401; collateralized by,
Fannie Mae, 3.00%, due 8/15/07,
valued at $414 including accrued,
interest (cost—$401)

Total Investment (cost—$8,346) (c)—104.3%		8,699

Liabilities in excess of other assets—(4.3)%		(360)

Net Assets—100.0%		$8,339

Notes to Schedule of Investments
(amounts in thousands):

(a) Delayed-delivery security. To be delivered after September 30, 2006.

(b) Non-income producing.

(c) Securities with an aggregate value of $1,222, which represents 14.66% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments
RCM Global Small-Cap Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.5%

Austria—1.8%
Uniqa Versicherungen AG	61,000	$1,935
Wiener Staedtische Allgemeine Versicherung AG	29,404	1,845

		3,780

Bermuda—0.8%
Fibrechem Tech Ltd.	925,000	749
Orient-Express Hotels Ltd.	25,700	960

		1,709

Brazil—0.7%
Banco Nossa Caixa S.A.	70,000	1,395

British Virgin Islands—0.9%
UTI Worldwide, Inc.	62,000	1,734

Denmark—0.5%
SimCorp A/S	5,700	992

Estonia—1.0%
Baltika AS	100,000	2,011

Finland—1.6%
FIM Group Oyj (a)	245,000	1,598
Yit Corp.	69,000	1,598

		3,196

France—4.9%
April Group	31,600	1,360
Boursorama (a)	110,000	1,378
Companie Generale de Geophysique S.A. (a)(b)	12,920	1,987
Kaufman & Broad S.A.	23,000	1,363
Neopost S.A.	14,600	1,744
SR Teleperformance	56,200	2,092

		9,924

Germany—10.5%
Cenit AG Systemhaus	106,438	1,819
Comdirect Bank AG	141,000	1,509
Deutsche Wohnen AG	25,000	1,515
Ersol Solar Energy AG (a)	23,000	1,459
Grenke Leasing AG	28,000	1,606
Hugo Boss AG	67,000	2,965
Leoni AG	61,000	2,126
Pfeiffer Vacuum Technology AG	39,000	2,544
Salzgitter AG	18,000	1,688
Software AG	35,700	2,180
Technotrans AG	73,500	2,078

		21,489

Greece—1.1%
JUMBO S.A.	147,000	2,230

	Shares	Value* (000s)

Indonesia—0.7%
PT Kalbe Farma Tbk. (a)	9,500,000	$1,358

Ireland—0.8%
Kingspan Group PLC	76,100	1,568

Italy—3.0%
Azimut Holding SpA	209,100	2,388
Mariella Burani SpA	85,000	2,033
Tod’s SpA	20,400	1,613

		6,034

Japan—13.5%
A&D Co., Ltd.	46,400	917
ABC-Mart, Inc. (b)	68,000	1,520
Air Water, Inc. (b)	150,000	1,408
Ardepro Co., Ltd. (b)	6,000	1,848
Asahi Intecc Co., Ltd.	56,800	1,676
Asahi Soft Drinks Co., Ltd. (b)	87,500	1,297
Bookoff Corp. (b)	55,500	1,122
Daifuku Co., Ltd.	89,500	1,128
Hoosiers Corp. (b)	1,155	1,625
Ricoh Leasing Co., Ltd. (b)	45,600	1,158
Ryohin Keikaku Co., Ltd.	18,200	1,289
Sankyu, Inc. (b)	270,000	1,555
Sumitomo Titanium Corp. (b)	23,200	2,768
Tadano Ltd.	150,000	1,381
Take And Give Needs Co., Ltd. (b)	1,110	1,100
Tokai Carbon Co., Ltd. (b)	184,000	1,173
Tokyo Tatemono Co., Ltd.	113,000	1,271
Tsurumi Manufacturing Co., Ltd.	164,000	1,715
Village Vanguard Co., Ltd.	260	1,627

		27,578

Netherlands—2.1%
Brunel International NV	45,400	1,165
Ordina NV	44,700	835
USG People NV	33,100	2,314

		4,314

Norway—1.2%
Aker Kvaerner ASA	9,000	802
Prosafe ASA	25,700	1,582

		2,384

Poland—0.0%
Cersanit Krasnystaw S.A. (a)	18,570	184

Russia—1.9%
Kalina	13,500	658
OAO Pharmacy Chain 36.6 (a)	36,500	1,597
Seventh Continent	72,970	1,611

		3,866

Schedule of Investments
RCM Global Small-Cap Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Singapore—1.0%
Cosco Corp. Singapore Ltd.	1,958,000	$2,040

South Africa—0.7%
Truworths International Ltd.	480,000	1,437

South Korea—3.5%
Daegu Bank	95,000	1,593
MegaStudy Co., Ltd.	27,500	3,104
Meritz Fire & Marine Insurance Co., Ltd.	372,600	2,448

		7,145

Spain—1.9%
Banco Pastor S.A.	143,200	2,190
Bolsas y Mercados Espanoles (a)	45,300	1,694

		3,884

Switzerland—5.4%
Bank Sarasin & Cie AG	655	1,933
Belimo Holding AG	487	391
Georg Fischer AG (a)	5,500	2,579
Jelmoli Holding AG	960	1,965
Lindt & Spruengli AG	96	2,288
St. Galler Kantonalbank	5,000	1,917

		11,073

United Kingdom—4.5%
Aberdeen Asset Management PLC	350,000	1,074
Burren Energy PLC	76,720	1,212
C&C Group PLC	204,488	2,771
Carillion PLC	219,700	1,505
Northgate Information Solutions PLC	765,280	1,162
Unite Group PLC	160,000	1,390

		9,114

United States—34.5%
Advanced Analogic Technologies, Inc. (a)(b)	83,000	456
Advisory Board Co. (a)	23,200	1,172
Affiliated Managers Group, Inc. (a)(b)	24,700	2,473
Arena Resources, Inc. (a)(b)	29,200	938
Armor Holdings, Inc. (a)	8,600	493
BE Aerospace, Inc. (a)	73,700	1,554
Beacon Roofing Supply, Inc. (a)(b)	41,100	832
Brady Corp.	38,500	1,354
Bronco Drilling Co., Inc. (a)	25,850	454
Carter’s, Inc. (a)	45,660	1,205
Central European Distribution Corp. (a)(b)	75,700	1,772
Central European Media Enterprises Ltd., Class A (a)	23,690	1,588

	Shares	Value* (000s)

Central Garden and Pet Co. (a)	38,000	$1,834
Conor Medsystems, Inc. (a)(b)	44,690	1,053
CROCS, Inc. (a)(b)	46,880	1,592
Energy Conversion Devices, Inc. (a)(b)	34,740	1,287
Euronet Worldwide, Inc. (a)(b)	48,700	1,195
Evergreen Solar, Inc. (a)(b)	104,180	865
Gardner Denver, Inc. (a)	47,300	1,565
GFI Group, Inc. (a)(b)	32,500	1,797
GMX Resources, Inc. (a)(b)	26,790	841
Guitar Center, Inc. (a)	25,490	1,139
Haemonetics Corp. (a)	29,470	1,379
Hansen Natural Corp. (a)(b)	57,100	1,855
Heartland Payment Systems, Inc. (b)	38,070	990
Heico Corp.	46,700	1,357
Hibbett Sporting Goods, Inc. (a)	47,000	1,230
Immucor, Inc. (a)	25,000	560
Jones Lang LaSalle, Inc.	20,920	1,788
Knight Transportation, Inc.	40,000	678
Life Time Fitness, Inc. (a)	33,100	1,532
Men’s Wearhouse, Inc. (b)	41,000	1,526
Micros Systems, Inc. (a)	33,700	1,649
Microsemi Corp. (a)	23,500	443
NeuStar, Inc., Class A (a)	29,500	819
Old Dominion Freight Line, Inc. (a)	45,000	1,351
PrivateBancorp, Inc.	12,500	571
PSS World Medical, Inc. (a)	66,900	1,337
Psychiatric Solutions, Inc. (a)(b)	63,900	2,178
Rackable Systems, Inc. (a)(b)	41,400	1,133
RBC Bearings, Inc. (a)	52,200	1,261
RightNow Technologies, Inc. (a)(b)	92,500	1,444
Ruth’s Chris Steak House (a)	73,200	1,378
Scientific Games Corp. (a)(b)	18,100	575
Signature Bank & Trust (a)	45,200	1,398
Superior Energy Services (a)(b)	52,070	1,367
Superior Well Services, Inc. (a)	62,000	1,228
Transaction Systems Architects, Inc. (a)	65,200	2,238
United Natural Foods, Inc. (a)(b)	54,800	1,698
Universal Compression Holdings, Inc. (a)	14,200	759
Valueclick, Inc. (a)	28,000	519
Varian Semi-conductor Equipment Assoc., Inc. (a)	43,400	1,593
VCA Antech, Inc. (a)	36,500	1,316
Virginia Commerce Bancorp (a)(b)	59,000	1,310
Volcom, Inc. (a)(b)	46,600	1,050
World Fuel Services Corp.	35,000	1,416

		70,385

Total Common Stock (cost—$169,181)		200,824

Schedule of Investments
RCM Global Small-Cap Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

SHORT-TERM INVESTMENTS—22.7%

Collateral Invested for Securities on Loan (c)(d)—20.5%
Allianz Dresdner Daily Asset Fund	41,724,661	$41,725

	Principal Amount (000s)

Repurchase Agreement—2.2%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due	$4,578	4,578
10/2/06, proceeds $4,580;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $4,670 including accrued
interest (cost—$4,578)

Total Short-Term Investments (cost—$46,303)		46,303

Total Investments (cost—$215,484) (e)—121.2%		247,127

Liabilities in excess of other assets—(21.2)%		(43,163)

Net Assets—100.0%		$203,964

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $39,694; cash collateral of $41,725 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

(e) Securities with an aggregate value of $119,305,which represents 58.49% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Schedule of Investments
RCM Healthcare Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.7%

Healthcare—97.1%
Abbott Laboratories	91,060	$4,422
Adolor Corp. (b)	46,900	651
Aetna, Inc.	47,300	1,871
Alexion Pharmaceuticals, Inc. (b)(c)	20,600	700
Allergan, Inc.	16,200	1,824
Amgen, Inc. (a)(b)	47,440	3,393
AstraZeneca PLC	27,100	1,693
Barr Laboratories, Inc. (b)	18,700	971
Baxter International, Inc.	61,000	2,773
BioMimetic Therapeutics, Inc. (b)	78,000	610
Bristol-Myers Squibb Co.	152,000	3,788
Cardinal Health, Inc.	15,400	1,012
Caremark Rx, Inc.	20,400	1,156
Celgene Corp. (b)(c)	77,000	3,334
Conor Medsystems, Inc. (b)(c)	13,000	306
CV Therapeutics, Inc. (b)(c)	35,000	390
Eli Lilly & Co. (c)	58,400	3,329
Encysive Pharmaceuticals, Inc. (b)(c)	41,100	177
Endo Pharmaceuticals Holdings, Inc. (b)	44,500	1,449
Genentech, Inc. (b)	21,100	1,745
Genzyme Corp. (b)	22,300	1,505
Gilead Sciences, Inc. (a)(b)	61,300	4,211
Health Net, Inc. (b)	27,000	1,175
Illumina, Inc. (b)	16,500	545
Intuitive Surgical, Inc. (b)	10,640	1,122
Johnson & Johnson	47,450	3,081
Medco Health Solutions, Inc. (b)	25,300	1,521
Merck & Co., Inc. (a)	181,800	7,617
Mindray Medical International Ltd. ADR (b)	52,460	876
Myogen, Inc. (b)	19,700	691
Novartis AG	40,100	2,340
PDL BioPharma, Inc. (b)	28,330	544
Pfizer, Inc. (a)	304,600	8,638
Replidyne, Inc. (b)	43,000	405
Roche Holdings AG	17,400	3,006
Sanofi-Aventis S.A.	18,400	1,636
Schering-Plough Corp.	201,000	4,440
Shire Pharmaceuticals Group PLC ADR	29,700	1,467
St. Jude Medical, Inc. (b)	82,480	2,911
Stryker Corp.	41,600	2,063
Teva Pharmaceutical Industries Ltd. ADR	12,500	426
Theravance, Inc. (b)	41,900	1,133
United Therapeutics Corp. (b)	15,570	827
UnitedHealth Group, Inc.	116,000	5,707
Varian Medical Systems, Inc. (b)(c)	38,400	2,050
Vertex Pharmaceuticals, Inc. (b)(c)	15,600	525
Volcano Corp. (b)	81,250	934
WellPoint, Inc. (b)	49,400	3,806

	Shares	Value* (000s)

Wyeth	75,650	$3,846
Zimmer Holdings, Inc. (b)	19,500	1,316

		105,958

Technology—1.6%
Fisher Scientific International, Inc. (b)	21,600	1,690

Total Common Stock (cost—$100,636)		107,648

SHORT-TERM INVESTMENTS—8.3%

Collateral Invested for Securities on Loan (e)—8.0%
Allianz Dresdner Daily Asset Fund (f)	5,698,987	5,699

	Principal Amount (000s)

Goldman Sachs Group L.P., Series 2,
5.38% due 9/15/07, FRN (d)	$1,000	1,000
Morgan Stanley,
5.435% due 4/5/07	2,000	2,000

		8,699

Repurchase Agreement—0.3%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due 10/2/06,	358	358
proceeds $358; collateralized by
Federal Home Loan Bank, 3.625%,
due 1/15/08, valued at $366
including accrued interest
(cost—$358)

Total Short-Term Investments (cost—$9,057)		9,057

OPTIONS PURCHASED (b)—0.1%

	Contracts

Put Options—0.1%
Celgene Corp. (CBOE),
strike price $40, expires 11/18/06	770	123
Conor Medsystems, Inc. (CBOE),
strike price $25, expires 11/18/06	150	43

Total Options Purchased (cost—$211)		166

Total Investments before options written (cost—$109,904) (g)—107.1%		116,871

Schedule of Investments
RCM Healthcare Fund
September 30, 2006 (unaudited)

	Contracts	Value* (000s)

OPTIONS WRITTEN (b)—(0.1)%

Call Options—(0.1)%
Celgene Corp. (CBOE),	770	$(39)
strike price $45, expires 10/21/06	770	$(39)
Intuitive Surgical, Inc. (CBOE),
strike price $110, expires 11/18/06	106	(76)
Zimmer Holdings, Inc. (CBOE),
strike price $70, expires 11/18/06	195	(30)

		(145)

Put Options—(0.0)%
Celgene Corp. (CBOE),
strike price $40, expires 10/21/06	770	(19)
Conor Medsystems, Inc. (CBOE),
strike price $20, expires 11/18/06	150	(13)

		(32)

Total Options Written (premiums received—$240)		(177)

Total Investments net of options written (cost—$109,664)—107.0%		116,694

Liabilities in excess of other assets—(7.0)%		(7,591)

Net Assets—100.0%		$109,103

Notes to Schedule of Investments
(amounts in thousands):

(a) All or partial amount segregated as collateral for options written.

(b) Non-income producing.

(c) All or portion on loan with an aggregate market value of $8,388; cash collateral of $8,696 was received with which the Fund purchased short-term investments.

(d) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Securities purchased with the cash proceeds from securities on loan.

(f) Affiliated fund.

(g) Securities with an aggregate value of $8,674, which represents 7.95% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

ADR - American Depositary Receipt

CBOE- Chicago Board Options Exchange

FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

Schedule of Investments
RCM International Growth Equity Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—97.6%

Australia—3.5%
Brambles Industries Ltd. (b)	99,325	$943
Rio Tinto Ltd. (b)	35,250	1,838

		2,781

Belgium—1.0%
KBC Groep NV	7,475	787

Canada—1.1%
Canadian Natural Resources Ltd.	18,500	843

Cayman Islands—0.8%
Hutchison Telecommunications International Ltd. (a)	345,000	606

France—11.9%
Accor S.A.	11,625	791
Arkema (a)	555	26
BNP Paribas	11,000	1,182
Christian Dior S.A.	8,057	837
Companie Generale de Geophysique S.A. (a)(b)	2,394	368
Groupe Danone	6,500	912
Sanofi-Aventis S.A.	13,800	1,227
Schneider Electric S.A.	10,000	1,114
Total S.A.	26,300	1,725
Vinci S.A.	11,700	1,301

		9,483

Germany—8.7%
BAYER AG	22,594	1,151
Commerzbank AG	24,000	807
Continental AG	8,000	926
Hypo Real Estate Holding AG	12,500	779
Merck KGaA	9,500	1,006
SAP AG	6,801	1,346
Schwarz Pharma AG	8,500	986

		7,001

Gibraltar—0.8%
PartyGaming PLC	313,000	626

Greece—1.2%
National Bank of Greece S.A.	22,000	949

Hong Kong—2.6%
Cheung Kong Ltd.	72,000	772
Li & Fung Ltd.	305,800	755
Television Broadcasting Ltd.	106,000	571

		2,098

Italy—2.7%
Banca Intesa SpA	130,050	855
Unicredito Italiano SpA	161,675	1,342

		2,197

	Shares	Value* (000s)

Japan—23.4%
Canon, Inc.	14,000	$732
East Japan Railway Co.	100	699
Fanuc Ltd.	10,800	843
Ibiden Co., Ltd.	12,200	645
Joyo Bank Ltd.	100,000	593
Keyence Corp.	2,800	644
Kubota Corp.	43,000	353
Kuraray Co., Ltd.	71,000	790
Mitsubishi Tokyo Financial Group, Inc.	147	1,892
Mitsui Fudosan Co., Ltd.	37,000	842
Mizuho Financial Group, Inc.	194	1,506
NGK Insulators Ltd. (b)	48,000	676
Nidec Corp.	11,300	852
Nissan Motor Co., Ltd.	97,000	1,086
Orix Corp.	3,600	995
Resona Holdings, Inc.	340	1,021
Ricoh Co., Ltd.	36,000	716
Sharp Corp.	53,000	910
SMC Corp.	4,600	609
T&D Holdings, Inc.	12,500	906
Takeda Pharmaceutical Co., Ltd.	15,100	944
Takefuji Corp.	9,340	429

		18,683

Netherlands—3.8%
ING Groep NV	24,802	1,090
Koninklijke (Royal) KPN NV	81,407	1,037
Royal Numico NV	20,950	943

		3,070

Norway—1.4%
Statoil ASA	48,750	1,161

Singapore—0.9%
SembCorp Industries Ltd.	351,520	742

South Korea—0.9%
Samsung Electronics Co., Ltd.	1,080	757

Sweden—3.2%
Atlas Copco AB, Class A	34,600	908
Telefonaktiebolaget LM Ericsson, Class B	478,000	1,651

		2,559

Switzerland—14.7%
ABB Ltd.	106,000	1,397
Credit Suisse Group	16,693	965
Holcim Ltd.	13,500	1,102
Nestle S.A.	2,485	866
Novartis AG	37,400	2,182
Panalpina Welttransport Holding AG	8,500	915

Schedule of Investments
RCM International Growth Equity Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Switzerland—continued
Roche Holdings AG	12,630	$2,182
UBS AG	19,350	1,157
Zurich Financial Services AG	4,000	982

		11,748

United Kingdom—15.0%
Barclays PLC	87,592	1,105
BHP Billiton PLC	64,450	1,111
BP PLC	73,000	798
Cadbury Schweppes PLC	101,400	1,078
Carnival PLC	9,600	459
Diageo PLC	44,012	777
Reckitt Benckiser PLC	27,125	1,124
Serco Group PLC	128,600	905
Shire PLC	50,074	828
Sportingbet PLC	247,309	853
Vedanta Resources PLC	34,600	753
Vodafone Group PLC	241,097	551
Xstrata PLC	39,905	1,647

		11,989

Total Common Stock (cost—$65,542)		78,080

PREFERRED STOCK—1.3%

Germany—1.3%
Fresenius AG, 1.18%
(cost—$972)	6,000	1,069

SHORT-TERM INVESTMENTS—4.2%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)—3.9%
Canadian Imperial Bank,
5.37% due 10/2/06	$2,115	2,115
Morgan Stanley,
5.435% due 4/5/07	1,000	1,000

		3,115

	Principal Amount (000s)	Value* (000s)

Repurchase Agreement—0.3%
State Street Bank & Trust Co. dated 9/29/06, 4.90%, due 10/2/06, proceeds $209; collateralized by Fannie Mae, 3.00%, due 8/15/07, valued at $217 including accrued interest (cost—$209)

	$209	$209

Total Short-Term Investments (cost—$3,323)		3,324

Total Investments (cost—$69,837) (d)—103.1%		82,473

Liabilities in excess of other assets—(3.1)%		(2,490)

Net Assets—100.0%		$79,983

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $2,828; cash collateral of $3,108 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Securities with an aggregate value of $75,183, which represents 94.00% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Schedule of Investments
RCM Large-Cap Growth Fund
September 30, 2006 (unaudited)

		Value*
	Shares	(000s)

COMMON STOCK—98.0%

Aerospace—3.5%
Boeing Co.	71,000	$5,599
United Technologies Corp.	209,600	13,278

		18,877

Capital Goods—4.9%
Fluor Corp.	91,400	7,028
General Electric Co.	547,500	19,327

		26,355

Consumer Discretionary—6.0%
Coach, Inc. (a)	204,000	7,018
Federated Department Stores, Inc.	186,700	8,067
J.C. Penney Co., Inc.	121,500	8,309
Walgreen Co.	209,700	9,309

		32,703

Consumer Services—1.7%
Marriott International, Inc., Class A	240,700	9,301

Consumer Staples—8.0%
Colgate-Palmolive Co.	172,200	10,694
PepsiCo, Inc.	254,800	16,628
Procter & Gamble Co.	259,900	16,108

		43,430

Energy—7.9%
Canadian Natural Resources Ltd. (b)	138,900	6,331
Schlumberger Ltd.	213,300	13,231
Transocean, Inc. (a)	134,900	9,879
Valero Energy Corp.	78,400	4,035
Weatherford International Ltd. (a)(b)	230,900	9,633

		43,109

Financial Services—15.2%
American International Group, Inc.	186,800	12,377
Citigroup, Inc.	338,300	16,803
Franklin Resources, Inc.	96,500	10,205
Genworth Financial, Inc., Class A (b)	116,700	4,086
Legg Mason, Inc.	52,600	5,305
Merrill Lynch & Co., Inc.	138,500	10,834
U.S. Bancorp	386,100	12,826
Zions Bancorporation	127,300	10,160

		82,596

Healthcare—18.8%
Abbott Laboratories	172,500	8,377
Aetna, Inc.	176,200	6,969
Allergan, Inc.	64,100	7,218
Amgen, Inc. (a)	80,300	5,744
Cardinal Health, Inc.	96,000	6,311

		Value*
	Shares	(000s)

Genentech, Inc. (a)	82,900	$6,856
Gilead Sciences, Inc. (a)(b)	161,100	11,067
Novartis AG ADR	138,900	8,117
Shire Pharmaceuticals Group PLC ADR	107,200	5,295
St. Jude Medical, Inc. (a)	184,400	6,507
Teva Pharmaceutical Industries Ltd. ADR	188,900	6,440
UnitedHealth Group, Inc.	119,100	5,860
Wyeth	212,300	10,793
Zimmer Holdings, Inc. (a)(b)	98,400	6,642

		102,196

Multi-Media—3.4%
Univision Communications, Inc., Class A (a)	253,400	8,702
Walt Disney Co.	315,100	9,740

		18,442

Technology—19.9%
Apple Computer, Inc. (a)	196,200	15,113
Autodesk, Inc. (a)	186,800	6,497
Corning, Inc. (a)	248,300	6,061
Google, Inc., Class A (a)(b)	32,600	13,102
Hewlett-Packard Co.	438,600	16,092
Intel Corp.	281,100	5,782
Marvell Technology Group Ltd. (a)	286,200	5,544
Microsoft Corp. (b)	405,100	11,071
Motorola, Inc.	439,200	10,980
SanDisk Corp. (a)(b)	64,800	3,470
Seagate Technology, Inc. (a)(b)	94,500	2,182
Texas Instruments, Inc. (b)	185,800	6,178
Yahoo!, Inc. (a)(b)	226,400	5,723

		107,795

Telecommunications—6.0%
AT&T, Inc. (b)	492,900	16,049
Cisco Systems, Inc. (a)	428,500	9,855
QUALCOMM, Inc.	178,400	6,485

		32,389

Transportation—2.7%

Burlington Northern Santa Fe Corp. (b)	105,700	7,762
FedEx Corp.	61,600	6,695

		14,457

Total Common Stock (cost—$473,012)		531,650

Schedule of Investments
RCM Large-Cap Growth Fund
September 30, 2006 (unaudited)

		Value*
	Shares	(000s)

SHORT-TERM INVESTMENTS—10.3%

Collateral Invested for Securities on Loan (c)—10.2%
Allianz Dresdner Daily Asset Fund (d)	52,515,368	$52,515

	Principal
	Amount
	(000s)

Morgan Stanley,
5.41% due 2/2/07, FRN	$3,000	3,000

		55,515

Repurchase Agreement—0.1%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%,	400	400
due 10/2/06, proceeds $400;
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $409, including accrued
interest (cost—$400)

Total Short-Term Investments (cost—$55,915)		55,915

Total Investments (cost—$528,927)—108.3%		587,565

Liabilities in excess of other assets—(8.3)%		(44,838)

Net Assets—100.0%		$542,727

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $53,911; cash collateral of $55,513 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

(d) Affiliated fund.

Glossary:

ADR—American Depositary Receipts

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

Schedule of Investments
RCM Mid-Cap Growth Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.0%

Building/Construction—1.2%
Foster Wheeler Ltd. (a)	26,900	$1,038

Capital Goods—4.5%
Cooper Industries Ltd., Class A	17,550	1,496
Intermec, Inc. (a)(b)	35,000	922
Rockwell Automation, Inc.	24,370	1,416

		3,834

Communications—3.4%
Comverse Technology, Inc. (a)	27,300	585
NeuStar, Inc., Class A (a)	29,800	827
NII Holdings, Inc., Class B (a)(b)	23,700	1,473

		2,885

Consumer Discretionary—11.9%
Coach, Inc. (a)	44,300	1,524
Dick’s Sporting Goods, Inc. (a)(b)	39,800	1,812
GameStop Corp. (a)(b)	23,900	1,106
J.C. Penney Co., Inc.	7,700	527
Nordstrom, Inc.	20,200	854
Oshkosh Truck Corp., Class B	10,080	509
Polo Ralph Lauren Corp., Class A	25,300	1,637
Quiksilver, Inc. (a)	63,900	776
TJX Cos., Inc.	52,100	1,460

		10,205

Consumer Services—4.6%
Alliance Data Systems Corp. (a)	4,700	259
Corporate Executive Board Co.	7,500	674
Everest Re Group Ltd.	16,150	1,575
UTI Worldwide, Inc.	42,496	1,189
XM Satellite Radio Holdings, Inc., Class A (a)	19,700	254

		3,951

Consumer Staples—7.0%
Clorox Co.	20,700	1,304
Hansen Natural Corp. (a)(b)	54,300	1,764
Pepsi Bottling Group, Inc.	22,600	802
Safeway, Inc.	36,500	1,108
United Natural Foods, Inc. (a)	34,800	1,078

		6,056

Energy—8.0%
Arch Coal, Inc. (b)	6,100	176
ENSCO International, Inc.	25,500	1,118
National-Oilwell, Inc. (a)	31,630	1,852
Noble Energy, Inc.	6,240	285
Peabody Energy Corp.	17,800	655
Southwestern Energy Co. (a)	44,100	1,317
Weatherford International Ltd. (a)	35,600	1,485

		6,888

	Shares	Value* (000s)

Environmental Services—1.7%
Republic Services, Inc.	35,650	$1,434

Financial Services—6.2%
Affiliated Managers Group, Inc. (a)(b)	8,150	816
City National Corp.	13,730	921
Federated Investors, Inc.	38,550	1,303
Lazard Ltd., Class A (b)	19,100	764
Northern Trust Corp.	4,100	240
Zions Bancorporation	15,880	1,267

		5,311

Healthcare—14.9%
Allergan, Inc.	15,928	1,794
Brookdale Senior Living, Inc.	18,000	836
Celgene Corp. (a)(b)	24,000	1,039
Cooper Cos., Inc.	10,000	535
Cytyc Corp. (a)	18,700	458
Endo Pharmaceuticals Holdings, Inc. (a)	39,100	1,273
Forest Laboratories, Inc. (a)	3,900	197
Health Net, Inc. (a)	19,200	836
Medco Health Solutions, Inc. (a)	12,260	737
Nektar Therapeutics, Inc. (a)(b)	23,600	340
PDL BioPharma, Inc. (a)	23,700	455
Quest Diagnostics, Inc. (b)	4,400	269
Shire Pharmaceuticals Group PLC ADR	27,900	1,378
St. Jude Medical, Inc. (a)	32,600	1,150
Theravance, Inc. (a)	15,400	416
Varian Medical Systems, Inc. (a)(b)	21,000	1,121

		12,834

Hotels/Gaming—3.7%
Starwood Hotels & Resorts Worldwide, Inc.	34,300	1,962
Station Casinos, Inc. (b)	21,700	1,255

		3,217

Materials & Processing—4.4%
Air Products & Chemicals, Inc.	16,700	1,108
Ecolab, Inc.	8,100	347
Precision Castparts Corp.	29,860	1,886
Rohm & Haas Co.	10,100	478

		3,819

Metals & Mining—1.0%
Phelps Dodge Corp.	10,650	902

Multi-Media—1.4%
Univision Communications, Inc., Class A (a)	34,200	1,174

Schedule of Investments
RCM Mid-Cap Growth Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Technology—22.5%
Activision, Inc. (a)(b)	95,466	$1,442
Ametek, Inc.	33,200	1,446
Autodesk, Inc. (a)	43,900	1,527
BEA Systems, Inc. (a)	18,800	286
Broadcom Corp., Class A (a)	34,650	1,051
CheckFree Corp. (a)	12,500	516
Cognizant Technology Solutions Corp., Class A (a)	13,610	1,008
Eclipsys Corp. (a)	19,400	347
Electronic Arts, Inc. (a)	9,300	518
Energy Conversion Devices, Inc. (a)(b)	12,600	467
Fairchild Semiconductor International, Inc. (a)	7,500	140
Fisher Scientific International, Inc. (a)	16,000	1,252
Global Payments, Inc.	18,000	792
Intersil Corp.	33,300	817
Lam Research Corp. (a)	5,800	263
Marvell Technology Group Ltd. (a)	29,600	573
McAfee, Inc. (a)	44,630	1,092
MEMC Electronic Materials, Inc. (a)	7,500	275
Microchip Technology, Inc.	29,700	963
National Semiconductor Corp. (b)	50,600	1,191
PMC-Sierra, Inc. (a)	45,100	268
Red Hat, Inc. (a)(b)	44,110	930
SanDisk Corp. (a)(b)	24,700	1,322
Seagate Technology, Inc. (a)(b)	37,600	868

		19,354

Telecommunications—0.8%
Finisar Corp. (a)(b)	179,900	653

Transportation—0.8%
Landstar System, Inc. (b)	16,900	722

Total Common Stock (cost—$82,439)		84,277

	Shares	Value* (000s)

SHORT-TERM INVESTMENTS—24.1%

Collateral Invested for Securities on Loan (c)(d)—22.4%
Allianz Dresdner Daily Asset Fund	19,209,776	$19,210

	Principal Amount (000s)

Repurchase Agreement—1.7%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due
10/2/06, proceeds $1,476;	$1,475	1,475
collateralized by Federal
Home Loan Bank, 3.625%,
due 1/15/08, valued at
$1,509 including accrued
interest (cost—$1,475)

Total Short-Term Investments (cost—$20,685)		20,685

Total Investments (cost—$103,124)—122.1%		104,962

Liabilities in excess of other assets—(22.1)%		(18,994)

Net Assets—100.0%		$85,968

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion of securities on loan with an aggregate market value of $18,639; cash collateral of $19,210 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments
RCM Small-Cap Growth Fund
September 30, 2006 (unaudited)

	Shares	Value (000s	* )

COMMON STOCK—95.7%

Aerospace—2.9%
Armor Holdings, Inc. (a)	400	$23
BE Aerospace, Inc. (a)	1,700	36
Heico Corp.	1,010	29

		88

Automotive—1.4%
LKQ Corp. (a)	1,940	43

Building/Construction—1.7%
Beacon Roofing Supply, Inc. (a)(b)	1,545	31
Williams Scotsman International, Inc. (a)	1,040	22

		53

Capital Goods—1.0%
Gardner Denver, Inc. (a)	930	31

Chemicals—0.8%
Airgas, Inc.	640	23

Commercial Products—0.7%
H&E Equipment Services, Inc. (a)	300	7
Heartland Payment Systems, Inc.	570	15

		22

Communications—0.7%
inVentiv Health, Inc. (a)	720	23

Consumer Discretionary—12.0%
Carter’s, Inc. (a)	1,280	34
Central European Distribution Corp. (a)(b)	1,340	31
Cosi, Inc. (a)	1,800	10
CROCS, Inc. (a)(b)	972	33
Guitar Center, Inc. (a)	450	20
Hibbett Sporting Goods, Inc. (a)	1,040	27
Iconix Brand Group, Inc. (a)	1,490	24
Knoll, Inc.	1,600	32
Pool Corp.	610	24
Red Robin Gourmet Burgers, Inc. (a)(b)	720	33
Ruth’s Chris Steak House (a)	1,250	24
Tween Brands, Inc. (a)	650	24
Volcom, Inc. (a)	900	20
World Fuel Services Corp.	770	31

		367

Consumer Services—7.4%
Advisory Board Co. (a)	470	24
Central European Media Enterprises Ltd., Class A (a)	620	42

	Shares	Value (000s	* )

Corporate Executive Board Co.	200	$18
Euronet Worldwide, Inc. (a)	1,050	26
Labor Ready, Inc. (a)	1,700	27
Life Time Fitness, Inc. (a)	590	27
Monro Muffler Brake, Inc.	670	23
Orient-Express Hotels Ltd.	550	20
ProAssurance Corp.	400	20

		227

Consumer Staples—5.0%
Andersons, Inc.	850	29
Central Garden & Pet Co. (a)	1,040	50
Hansen Natural Corp. (a)(b)	1,160	38
United Natural Foods, Inc. (a)	1,220	38

		155

Diversified Manufacturing—1.3%
Actuant Corp.	540	27
Presstek, Inc. (a)	2,380	13

		40

Electronics—1.5%
Brady Corp.	840	29
Measurement Specialties, Inc. (a)	890	17

		46

Energy—5.3%
Basic Energy Services, Inc. (a)	930	23
Bronco Drilling Co., Inc. (a)	900	16
Evergreen Solar, Inc. (a)(b)	2,050	17
GMX Resources, Inc. (a)	600	19
Superior Energy Services (a)	800	21
Superior Well Services, Inc. (a)	1,240	25
Tetra Technologies, Inc. (a)	1,170	28
Universal Compression Holdings, Inc. (a)	290	15

		164

Financial Services—14.5%
Affiliated Managers Group, Inc. (a)(b)	610	61
BankAtlantic Bancorp, Inc.	1,190	17
Digital Insight Corp. (a)	900	26
GFI Group, Inc. (a)	590	33
Hub International Ltd.	400	12
Innkeepers USA Trust	1,350	22
Mercantile Bank Corp.	819	32
OptionsXpress Holding, Inc.	700	20
PrivateBancorp, Inc.	330	15
Signature Bank & Trust (a)	1,070	33
Sunstone Hotel Investors, Inc.	1,050	31
SWS Group, Inc.	700	17
Thomas Weisel Partners Group, Inc. (a)(b)	950	15

Schedule of Investments
RCM Small-Cap Growth Fund
September 30, 2006 (unaudited)

	Shares	Value (000s	* )

Financial Services—continued
Tower Group, Inc.	1,020	$34
United Community Banks, Inc.	1,390	42
Virginia Commerce Bancorp (a)(b)	1,530	34

		444

Healthcare—18.0%
Adams Respiratory Therapeutics, Inc. (a)	500	18
Adolor Corp. (a)	1,090	15
Alkermes, Inc. (a)	1,150	18
American Medical Systems Holdings, Inc. (a)(b)	1,550	29
Angiodynamics, Inc. (a)	570	12
Arthrocare Corp. (a)	480	22
Conor Medsystems, Inc. (a)	1,000	24
Cotherix, Inc. (a)	1,420	10
DexCom, Inc. (a)	1,000	11
Haemonetics Corp. (a)	830	39
HealthExtras, Inc. (a)	1,020	29
Illumina, Inc. (a)	400	13
Immucor, Inc. (a)	1,510	34
Integra LifeSciences Holdings Corp. (a)	630	24
LifePoint Hospitals, Inc. (a)	440	16
National Medical Health Card Systems, Inc. (a)	900	14
Nighthawk Radiology Holdings, Inc. (a)	601	11
Option Care, Inc.	2,230	30
PDL BioPharma, Inc. (a)	800	16
PSS World Medical, Inc. (a)	1,970	39
Psychiatric Solutions, Inc. (a)	1,240	42
Symbion, Inc. (a)	600	11
VCA Antech, Inc. (a)	1,090	39
Viasys Healthcare, Inc. (a)	1,350	37

		553

Manufacturing—1.0%
RBC Bearings, Inc. (a)	1,200	29

Materials & Processing—0.3%
RTI International Metals, Inc. (a)	240	10

Technology—15.4%
Advanced Analogic Technologies, Inc. (a)	2,000	11
Coherent, Inc. (a)	840	29
Eclipsys Corp. (a)	550	10
Electronics for Imaging, Inc. (a)	1,050	24
Energy Conversion Devices, Inc. (a)(b)	760	28

	Shares	Value (000s	* )

iRobot Corp. (a)(b)	900	$18
Micros Systems, Inc. (a)	670	33
Microsemi Corp. (a)(b)	620	12
Omnicell, Inc. (a)	1,250	22
ON Semiconductor Corp. (a)	2,500	15
PMC-Sierra, Inc. (a)	3,160	19
Rackable Systems, Inc. (a)	860	24
RightNow Technologies, Inc. (a)(b)	1,890	29
Standard Microsystems Corp. (a)	620	18
Transaction Systems Architects, Inc. (a)	1,540	53
Trident Microsystems, Inc. (a)	1,000	23
Ultimate Software Group, Inc. (a)	820	19
Valueclick, Inc. (a)	1,060	20
Varian Semiconductor Equipment Assoc., Inc. (a)	850	31
WebSideStory, Inc. (a)	1,080	14
Witness Systems, Inc. (a)	1,250	22

		474

Telecommunications—1.2%
Aeroflex, Inc. (a)	2,140	22
Finisar Corp. (a)(b)	3,730	14

		36

Transportation—3.6%
Knight Transportation, Inc.	900	15
Landstar System, Inc.	690	29
Old Dominion Freight Line, Inc. (a)	950	29
UTI Worldwide, Inc.	1,310	37

		110

Total Common Stock (cost—$2,927)		2,938

SHORT-TERM INVESTMENTS—18.9%

Collateral Invested for Securities on Loan (c)(d)—13.3%
Allianz Dresdner Daily Asset Fund	407,213	407

Schedule of Investments
RCM Small-Cap Growth Fund
September 30, 2006 (unaudited)

	Principal Amount (000s)	Value* (000s)

Repurchase Agreement—5.6%

State Street Bank & Trust Co. dated 9/29/06, 4.90%, due 10/2/06, proceeds $172; collateralized by Federal Home Loan Bank, 3.875%, due 6/8/07, valued at $175 including accrued interest (cost—$172)	$172	$172

Total Short-Term Investments (cost—$579)		579

Total Investments (cost—$3,506)—114.6%		3,517

Liabilities in excess of other assets—(14.6)%		(447)

Net Assets—100.0%		$3,070

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $395; cash collateral of $407 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from the securities on loan.

(d) Affiliated fund.

Schedule of Investments
RCM Strategic Growth Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—89.6%

Aerospace—4.6%
Boeing Co.	520	$41
General Dynamics Corp.	530	38
United Technologies Corp.	1,180	75

		154

Building/Construction—0.4%
ABB Ltd.	996	13

Capital Goods—2.1%
Danaher Corp.	580	40
Fluor Corp.	380	29

		69

Chemicals—0.7%
Monsanto Co.	460	22

Communications—0.4%
Focus Media Holding Ltd. ADR (b)	260	15

Consumer Discretionary—6.7%
Coach, Inc. (b)	1,080	37
J.C. Penney Co., Inc.	650	45
Nintendo Co., Ltd.	293	60
Under Armour, Inc. (b)	590	24
Walgreen Co.	1,060	47
Walt Disney Co.	430	13

		226

Consumer Services—2.9%
Corporate Executive Board Co.	270	24
Marriott International, Inc., Class A	1,370	53
WNS Holdings Ltd. (b)	721	21

		98

Consumer Staples—6.9%
Clorox Co.	90	6
Colgate-Palmolive Co.	743	46
Hansen Natural Corp. (b)	1,160	38
PepsiCo, Inc. (a)	1,318	86
Procter & Gamble Co.	910	56

		232

Electronics—0.5%
AU Optronics Corp. ADR	1,284	18

Energy—1.4%
Baker Hughes, Inc.	112	8
BHP Billiton Ltd. ADR	505	19
Schlumberger Ltd.	210	13
Valero Energy Corp.	124	6

		46

Financial Services—6.8%
Chicago Mercantile Exchange Holdings, Inc. (a)	67	32
DBS Group Holdings Ltd.	2,700	33
Lazard Ltd., Class A	610	24
Legg Mason, Inc.	320	32
U.S. Bancorp	1,912	63
Wachovia Corp.	781	44

		228

	Shares	Value* (000s)

Healthcare—15.9%
Abbott Laboratories (a)	1,180	$57
Aetna, Inc.	710	28
Allergan, Inc.	410	46
AstraZeneca PLC ADR	897	56
Caremark Rx, Inc.	780	44
Celgene Corp. (a)(b)	1,360	59
Genentech, Inc. (b)	500	41
Gilead Sciences, Inc. (a)(b)	1,298	89
Johnson & Johnson	1,070	70
Mindray Medical International Ltd. ADR (b)	50	1
St. Jude Medical, Inc. (b)	1,180	42

		533

Hotels/Gaming—1.9%
Starwood Hotels & Resorts Worldwide, Inc.	1,112	64

Materials & Processing—0.8%
Precision Castparts Corp.	410	26

Metals & Mining—0.8%
Anglo Platinum Ltd.	270	27

Multi-Media—0.8%
Univision Communications, Inc., Class A (b)	830	28

Technology—27.9%
Apple Computer, Inc. (b)	853	66
Autodesk, Inc. (b)	1,581	55
Broadcom Corp., Class A (b)	460	14
Cerner Corp. (a)(b)	1,530	69
Chartered Semi-conductor Manufacturing Ltd. ADR (b)	2,790	21
Cisco Systems, Inc. (b)	1,684	39
Cognizant Technology Solutions Corp., Class A (b)	789	58
Ctrip.com International Ltd. ADR	370	17
Energy Conversion Devices, Inc. (b)	400	15
Fairchild Semi-conductor International, Inc. (b)	880	16
FormFactor, Inc. (b)	500	21
Google, Inc., Class A (a)(b)	156	63
Hewlett-Packard Co.	285	10
Infineon Technologies AG (b)	870	10
Intel Corp.	1,000	21
Marvell Technology Group Ltd. (b)	690	13
Mercury Interactive Corp. (b)	530	27
Microsoft Corp.	1,866	51
Network Appliance, Inc. (b)	320	12
NVIDIA Corp. (b)	1,780	53
Oracle Corp. (b)	3,785	67
QLogic Corp. (b)	1,320	25
Red Hat, Inc. (b)	970	20
Redback Networks, Inc. (b)	396	6
Research In Motion Ltd. (b)	341	35
Salesforce.com, Inc. (b)	380	14

Schedule of Investments
RCM Strategic Growth Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

Technology—(continued)
SanDisk Corp. (b)	310	$17
Seagate Technology, Inc. (b)	890	21
Sun Microsystems, Inc. (b)	4,020	20
Tencent Holdings Ltd.	12,700	29
THQ, Inc. (b)	660	19
Yahoo!, Inc. (b)	480	12

		936

Telecommunications—5.6%
Amdocs Ltd. (b)	1,000	40
AT&T, Inc.	1,570	51
Ciena Corp. (b)	481	13
Comverse Technology, Inc. (b)	2,546	54
NII Holdings, Inc., Class B (b)	480	30

		188

Transportation—2.5%
Burlington Northern Santa Fe Corp.	460	34
Expeditors International Washington, Inc.	500	22
Landstar System, Inc.	678	29

		85

Total Common Stock (cost—$2,882)		3,008

WARRANTS (b)—0.4%

	Units

Financial Services—0.0%
Merrill Lynch—Motech Industries, Inc., Expires 2/11/08	124	2

Technology—0.4%
Merrill Lynch—Powerchip Semi-conductor Corp., Expires 2/19/09	20,574	13

Total Warrants (cost—$15)		15

Principal Amount (000s)

Repurchase Agreement—10.8%
State Street Bank & Trust Co., dated 9/29/06, 4.90%, due 10/2/06, proceeds $362; collateralized by Federal Home Loan Bank, 3.625%, due 1/15/08, valued at $371 including accrued interest (cost—$362)	$362	362

OPTIONS PURCHASED (b)—2.4%

	Contracts

Call Options—2.4%
Cisco Systems, Inc. (CBOE),
strike price $17.50, expires 1/19/08	16	11
Clorox Co. (CBOE),
strike price $60, expires 1/20/07	10	5
strike price $60, expires 1/19/08	9	8

		Value*
	Contracts	(000s)

Colgate Palmolive Co. (CBOE),
strike price $60, expires 2/17/07	3	$1
Comverse Technology, Inc. (OTC),
strike price $23.50, expires 11/22/06	25	$2
Hewlett Packard Co. (CBOE),
strike price $30, expires 1/19/08	33	33
Microsoft Corp. (CBOE),
strike price $22.50, expires 1/19/08	31	20

Total Options Purchased (cost—$63)		80

Total Investments before options written and securities sold short (cost—$3,322) (d)—103.2%		3,465

OPTIONS WRITTEN (b)—(0.5)%

Call Options—(0.2)%
Alcan, Inc. (CBOE),
strike price $50, expires 12/16/06	2	—	(c)
Apple Computer, Inc. (CBOE),
strike price $80, expires 10/21/06	1	—	(c)
strike price $60, expires 1/20/07	1		(2)
Celgene Corp. (CBOE),
strike price $45, expires 10/21/06	3	—	(c)
Cognizant Technology Solutions Corp. (OTC),
strike price $65, expires 1/20/07	2		(3)
Ctrip.com International Ltd. (CBOE),
strike price $55, expires 12/16/06	3	—	(c)
Joy Global, Inc. (CBOE),
strike price $40, expires 11/18/06	2		(1)
Marriott International, Inc. (CBOE),
strike price $40, expires 10/21/06	3	—	(c)
NVIDIA Corp. (CBOE),
strike price $27.50, expires 12/16/06	4		(2)
Oracle Corp. (CBOE),
strike price $15, expires 12/16/06	1	—	(c)

			(8)

Put Options—(0.3)%
Alcan, Inc. (CBOE),
strike price $40, expires 12/16/06	2		(1)
Apple Computer, Inc. (CBOE),
strike price $67.50, expires 10/21/06	1	—	(c)
Autodesk, Inc. (CBOE),
strike price $32.50, expires 10/21/06	1	—	(c)
Comverse Technology, Inc. (OTC),
strike price $19, expires 1/19/07	16		(1)
Ctrip.com International Ltd. (CBOE),
strike price $40, expires 3/17/07	4		(1)
Energy Conversion Devices, Inc. (CBOE),
strike price $35, expires 11/18/06	1	—	(c)
Joy Global, Inc. (CBOE),
strike price $30, expires 11/18/06	2	—	(c)
Landstar Systems, Inc. (CBOE),
strike price $45, expires 10/21/06	2		(1)

Schedule of Investments
RCM Strategic Growth Fund
September 30, 2006 (unaudited)

		Value*
	Contracts	(000s)

OPTIONS WRITTEN—(continued)

Oil Service Holders Trust (CBOE),
strike price $125, expires 1/20/07	6	$(4)
Research In Motion Ltd. (CBOE),
strike price $75, expires 11/18/06	1	— (c)
strike price $75, expires 1/20/07	2	— (c)

		(8)

Total Options Written (premiums received—$16)		(16)

SECURITIES SOLD SHORT—(0.8)%

	Shares

Financial Services—(0.8)%
Fifth Third Bancorp (proceeds—$29)	738	(28)

Total Investments net of options written and securities sold short (cost—$3,277)—101.9%		3,421

Liabilities in excess of other assets—(1.9)%		(64)

Net Assets—100.0%		$3,357

Notes to Schedule of Investments
(amounts in thousands):

(a) All or partial amount segregated as collateral for transactions in options written.

(b) Non-income producing.

(c) Amount is less than $500.

(d) Securities with an aggregate value of $173, which represents 5.15% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

ADR - American Depositary Receipt

CBOE- Chicago Board Options Exchange

OTC—Over the Counter

Schedule of Investments
RCM Technology Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—93.0%

Aerospace—2.0%
United Technologies Corp.	379,580	$24,047

Capital Goods—1.0%
ABB Ltd.	937,980	12,358

Chemicals—1.7%
Monsanto Co.	424,010	19,933

Communications—0.4%
Focus Media Holding Ltd. ADR (b)	84,410	4,889

Consumer Discretionary—4.5%
Nintendo Co., Ltd.	262,415	54,107

Consumer Services—0.6%
DreamWorks Animation SKG, Inc., Class A (b)	266,200	6,631

Healthcare—2.5%
Conor Medsystems, Inc. (b)(c)	142,000	3,347
Gilead Sciences, Inc. (b)(c)	388,750	26,707
Mindray Medical International Ltd. ADR (b)	14,500	242

		30,296

Technology—69.2%
Apple Computer, Inc. (a)(b)	535,670	41,263
AU Optronics Corp. ADR (c)	1,170,001	16,673
Autodesk, Inc. (b)	1,175,230	40,874
Broadcom Corp., Class A (b)	420,740	12,765
Cerner Corp. (a)(b)(c)	741,240	33,652
Chartered Semi-conductor Manufacturing Ltd. (b)(c)	36,000,000	27,005
Chartered Semi-conductor Manufacturing Ltd. ADR (b)	10,000	75
Cognizant Technology Solutions Corp., Class A (b)(c)	518,170	38,376
Comverse Technology, Inc. (a)(b)	1,798,450	38,559
Ctrip.com International Ltd. ADR	357,460	16,068
Energy Conversion Devices, Inc. (b)(c)	292,450	10,832
Fairchild Semi-conductor International, Inc. (b)	813,280	15,208
FormFactor, Inc. (b)(c)	577,760	24,341
Google, Inc., Class A (a)(b)(c)	79,590	31,987
Hewlett-Packard Co.	1,000	37
Infineon Technologies AG (b)	936,860	11,092
Intel Corp.	903,530	18,586

	Shares	Value* (000s)

Marvell Technology Group Ltd. (a)(b)	1,058,000	$20,493
McAfee, Inc. (b)	556,830	13,620
Mercury Interactive Corp. (b)	628,000	32,361
Microsoft Corp. (c)	1,440,000	39,355
Network Appliance, Inc. (b)(c)	283,720	10,500
NVIDIA Corp. (b)	1,130,460	33,450
Oracle Corp. (a)(b)	3,138,390	55,675
Qimonda AG ADR (b)	373,000	6,341
QLogic Corp. (b)	1,650,000	31,185
Red Hat, Inc. (a)(b)(c)	1,400,000	29,512
Research In Motion Ltd. (b)(c)	306,670	31,483
Salesforce.com, Inc. (b)(c)	348,380	12,500
SanDisk Corp. (b)(c)	318,880	17,073
Seagate Technology, Inc. (b)(c)	949,270	21,919
SINA Corp. (b)(c)	105,890	2,663
Sun Microsystems, Inc. (b)	3,652,580	18,153
Telefonaktiebolaget LM Ericsson ADR	263,590	9,081
Telvent GIT S.A. (b)	530,260	7,111
Tencent Holdings Ltd.	13,300,000	30,576
THQ, Inc. (b)(c)	587,300	17,132
Yahoo! Japan Corp.	10	4
Yahoo!, Inc. (b)	444,410	11,235

		828,815

Telecommunications—11.1%
Amdocs Ltd. (b)	1,168,480	46,272
American Tower Corp. (b)	1,000	36
Ciena Corp. (b)(c)	496,076	13,518
Cisco Systems, Inc. (b)	1,630,000	37,490
NII Holdings, Inc., Class B (b)(c)	570,750	35,478

		132,794

Total Common Stock (cost—$922,885)		1,113,870

WARRANTS (b)—2.3%

	Units

Financial Services—0.8%
Merrill Lynch—
Hon Hai Precision Industry Co., Expires 11/17/10	1,199,520	7,303
Merrill Lynch International Co., Expires 2/8/11	155,577	2,212

		9,515

Technology—1.5%
Merrill Lynch—
Powerchip Semi-conductor Corp., Expires 2/19/09	29,400,000	18,786

Total Warrants (cost—$26,544)		28,301

Schedule of Investments
RCM Technology Fund
September 30, 2006 (unaudited)

	Shares	Value* (000s)

SHORT-TERM INVESTMENTS—23.0%

Collateral Invested for Securities on Loan (e)—17.5%
Allianz Dresdner Daily Asset Fund (f)	170,756,357	$170,756

	Principal Amount (000s)

Bayerische Landesbank,
5.38% due 1/25/07, FRN	$1,000	1,000
Goldman Sachs Group L.P., Series 2,
5.38% due 9/15/07, FRN (d)	16,000	16,000
Morgan Stanley,
5.41% due 2/2/07, FRN	4,000	4,000
5.41% due 4/5/07, FRN	1,000	1,000
5.435% due 4/5/07	5,000	5,000
Northern Rock PLC,
5.37% due 8/3/07, FRN (d)	2,000	2,000
Sigma Finance, Inc.,
5.431% due 4/5/07, FRN (d)	10,000	10,004

		209,760

Repurchase Agreement—5.5%
State Street Bank & Trust Co.,
dated 9/29/06, 4.90%, due
10/2/06, proceeds $65,470;	65,443	65,443
collateralized by Fannie Mae,
3.00%, due 8/15/07, valued
at $66,754 including accrued
interest (cost—$65,443)

Total Short-Term Investments (cost—$275,203)		275,203

OPTIONS PURCHASED (b)—2.2%

	Contracts

Call Options—2.2%
Cisco Systems, Inc. (CBOE)
strike price $17.50, expires 1/19/08	9,640	6,845
Comverse Technology, Inc. (OTC)
strike price $23.50, expires 11/22/06	12,584	783
Hewlett Packard Co. (CBOE)
strike price $35, expires 1/21/07	22,430	8,254
Microsoft Corp. (CBOE)
strike price $22.50, expires 1/19/08	16,124	10,319

Total Options Purchased (cost—$21,994)		26,201

Total Investments before options written and securities sold short (cost—$1,246,626) (g)—120.5%		1,443,575

	Contracts	Value* (000s)

OPTIONS WRITTEN (b)—(1.3)%

Call Options—(1.2)%
Cognizant Technology Solutions Corp.
strike price $65, expires 1/19/07 (OTC)	3,044	$(3,716)
strike price $75, expires 1/20/07 (CBOE)	2,137	(1,282)
Ctrip.com International Ltd. (OTC)
strike price $55, expires 12/16/06	1,787	(156)
Gilead Sciences, Inc. (CBOE)
strike price $65, expires 11/18/06	1,896	(1,081)
Mercury Interactive Corp. (CBOE)
strike price $40, expires 1/1/07	6,280	(7,606)
Monsanto Co. (CBOE)
strike price $50, expires 1/20/07	2,455	(442)
Network Appliance, Inc. (CBOE)
strike price $35, expires 10/21/06	2,837	(695)

		(14,978)

Put Options—(0.1)%
Comverse Technology, Inc. (OTC)
strike price $19, expires 1/19/07	7,733	(552)
Ctrip.com International Ltd. (CBOE)
strike price $42, expires 3/17/07	1,443	(523)
Research In Motion Ltd. (CBOE)
strike price $75, expires 1/20/07	1,398	(98)

		(1,173)

Total Options Written (premiums received—$8,506)		(16,151)

SECURITIES SOLD SHORT (b)—(0.3)%

	Shares

Technology—(0.3)%
Juniper Networks, Inc. (proceeds—$2,901)	206,640	(3,571)

Total Investments net of options written and securities sold short (cost—$1,235,219)—118.9%		1,423,853

Liabilities in excess of other assets—(18.9)%		(225,977)

Net Assets—100.0%		$1,197,876

Schedule of Investments
RCM Technology Fund
September 30, 2006 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) All or partial amount segregated as collateral for options written and securities sold short.

(b) Non-income producing.

(c) All or portion on loan with an aggregate market value of $201,689; cash collateral of $209,795 was received with which the Fund purchased short-term investments.

(d) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid.

(e) Security purchased with the cash proceeds from securities on loan.

(f) Affiliated fund.

(g) Securities with an aggregate value of $135,143, which represents 11.28% of net assets, have been fair valued utilizing modeling tools provided by third-party vendors.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

OTC—Over the Counter

Valuation of Investments. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security as fair valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting at their direction pursuant to procedures approved by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which were no sales. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold. The Funds’ net asset values (“NAV”) are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

     The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

     (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds
By /s/ E. Blake Moore, Jr.
President & Chief Executive Officer
Date: November 28, 2006

By /s/ Brian S. Shlissel

Treasurer, Principal Financial & Accounting Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ E. Blake Moore, Jr.
President & Chief Executive Officer
Date: November 28, 2006

By /s/ Brian S. Shlissel

Treasurer, Principal Financial & Accounting Officer

Date: November 28, 2006